UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	Vanguard STAR Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1:	Schedule of Investments

Vanguard STAR Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Funds (50.2%)
	Vanguard Windsor II Fund Investor Shares	89,422,656	1,861,780
	Vanguard Windsor Fund Investor Shares	98,037,559	1,023,512
	Vanguard U.S. Growth Fund Investor Shares	54,759,250	796,747
	Vanguard PRIMECAP Fund Investor Shares	15,207,425	793,828
	Vanguard Morgan Growth Fund Investor Shares	59,297,349	792,805
	Vanguard Explorer Fund Investor Shares	9,832,571	497,135
			5,765,807
International Stock Funds (12.8%)
	Vanguard International Growth Fund Investor Shares	47,993,371	737,178
	Vanguard International Value Fund	26,113,298	733,523
			1,470,701
Bond Funds (24.8%)
	Vanguard Long-Term Investment-Grade Fund Investor Shares	164,576,530	1,454,857
	Vanguard GNMA Fund Investor Shares	131,007,072	1,397,845
			2,852,702
Short-Term Bond Fund (12.0%)
	Vanguard Short-Term Investment-Grade Fund Investor Shares	133,007,661	1,379,289

Total Investment Companies (Cost $10,771,743)			11,468,499
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $19,042)	19,041,540	19,042
Total Investments (100.0%) (Cost $10,790,785)			11,487,541
Other Assets and Liabilities-Net (0.0%)			3,206
Net Assets (100%)			11,490,747

1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $10,790,785,000. Net unrealized appreciation of investment securities for tax purposes was $696,756,000, consisting of unrealized gains of $1,008,272,000 on securities that had risen in value since their purchase and $311,516,000 in unrealized losses on securities that had fallen in value since their purchase.

STAR Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Total International Stock Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.4%)[1]
Argentina (0.0%)
	Tenaris SA ADR	139,938	4,243
*	Siderar S.A.I.C	30	—
			4,243
Australia (5.7%)
	BHP Billiton Ltd.	6,345,413	200,224
	Westpac Banking Corp., Ltd.	5,504,229	99,122
	Commonwealth Bank of Australia	2,783,055	98,607
	National Australia Bank Ltd.	3,624,812	73,569
	Australia & New Zealand Bank Group Ltd.	4,403,543	68,021
	Woolworths Ltd.	2,317,601	52,629
	Rio Tinto Ltd.	823,891	41,539
	Wesfarmers Ltd.	1,917,110	41,296
	Westfield Group	3,806,829	35,885
	Woodside Petroleum Ltd.	925,739	35,481
	QBE Insurance Group Ltd.	1,878,454	30,578
	CSL Ltd.	1,136,930	28,859
	Telstra Corp. Ltd.	8,311,025	24,509
	Newcrest Mining Ltd.	908,606	22,919
^	Macquarie Group, Ltd.	571,950	21,019
	Origin Energy Ltd.	1,651,785	20,004
	Santos Ltd.	1,552,006	18,888
	AMP Ltd.	3,770,550	17,649
	Foster's Group Ltd.	3,622,991	16,279
	Suncorp-Metway Ltd.	2,465,475	14,619
	Brambles Ltd.	2,621,460	13,116
	Orica Ltd.	680,355	12,755
	Insurance Australia Group Ltd.	3,854,095	11,790
	Stockland	4,333,709	11,312
	AGL Energy Ltd.	846,481	10,522
	Australian Stock Exchange Ltd.	321,635	10,096
	BlueScope Steel Ltd.	3,446,360	9,708
*	Fortescue Metals Group Ltd.	2,340,899	8,244
	Transurban Group	2,250,980	8,137
	Coca-Cola Amatil Ltd.	1,031,268	8,018
	GPT Group	17,449,685	7,703
	Incitec Pivot Ltd.	3,104,149	7,165
	Computershare Ltd.	871,396	7,149
^	Leighton Holdings Ltd.	280,615	7,056
	Toll Holdings Ltd.	1,230,885	6,977
	AXA Asia Pacific Holdings Ltd.	1,941,727	6,881
	Alumina Ltd.	4,715,733	6,750

	Sims Metal Management Ltd.	287,365	6,720
	Sonic Healthcare Ltd.	687,331	6,704
	Tabcorp Holdings Ltd.	1,093,019	6,596
	WorleyParsons Ltd.	305,471	6,587
	OneSteel Ltd.	2,607,393	6,507
^	Amcor Ltd.	1,561,046	6,434
	Wesfarmers, Ltd. Price Protected Shares	284,703	6,133
	Crown Ltd.	884,119	5,514
	OZ Minerals Ltd.	5,831,689	5,487
	Macquarie Infrastructure Group	4,495,833	5,435
	Lion Nathan Ltd.	547,516	5,351
	Lend Lease Corp.	811,193	5,249
	Mirvac Group	4,942,303	5,211
	Metcash Ltd.	1,454,041	5,181
^	John Fairfax Holdings Ltd.	4,164,895	5,115
	Dexus Property Group NPV	8,365,114	5,081
	Cochlear Ltd.	105,936	4,913
	Boral Ltd.	1,114,928	4,645
	CFS Gandel Retail Trust	3,244,158	4,620
	Tatt's Group, Ltd.	2,252,140	4,603
*	Paladin Resources Ltd.	1,047,106	3,997
	Qantas Airways Ltd.	2,053,735	3,965
^	Bendigo Bank Ltd.	563,011	3,851
	CSR Ltd.	2,465,378	3,834
*	Arrow Energy, Ltd.	1,053,304	3,783
*	James Hardie Industries NV	816,816	3,537
	Asciano Group	2,212,570	2,960
	Billabong International Ltd.	381,520	2,935
	Nufarm Ltd.	319,641	2,888
	Goodman Fielder Ltd.	2,388,369	2,765
	Caltex Australia Ltd.	253,530	2,763
	Aristocrat Leisure Ltd.	747,619	2,685
	Harvey Norman Holdings Ltd.	970,124	2,654
	Energy Resources of Australia Ltd.	124,845	2,639
	Macquarie Airports Group	1,256,675	2,608
	Perpetual Trustees Australia Ltd.	73,685	2,059
	SP Ausnet	2,628,780	1,710
			1,278,794
Austria (0.2%)
	Erste Bank der Oesterreichischen Sparkassen AG	331,027	11,539
	OMV AG	284,526	11,290
	Telekom Austria AG	611,829	9,340
	Oesterreichische Elektrizitaetswirtschafts AG Class A	144,008	7,016
	Voestalpine AG	217,345	6,029
^	Raiffeisen International Bank-Holding AG	103,814	4,634
	Vienna Insurance Group	74,256	3,433
			53,281
Belgium (0.7%)
	Anheuser-Busch InBev NV	1,361,891	54,030

*	Fortis	4,219,156	16,224
	Delhaize Group	189,850	13,589
	Groupe Bruxelles Lambert SA	151,646	12,003
	Solvay SA	112,641	11,039
	Belgacom SA	288,770	10,345
*,^	Dexia	992,910	7,774
*	KBC Bank & Verzekerings Holding	298,999	6,365
	Colruyt NV	28,121	6,294
	UCB SA	187,813	6,207
	Umicore	231,308	6,040
	Mobistar SA	57,055	3,634
	Compagnie Nationale a Portefeuille	62,949	3,253
			156,797
Brazil (3.3%)
	Petroleo Brasileiro SA Pfd.	4,886,200	82,338
	Petroleo Brasileiro SA	3,748,900	77,198
	Companhia Vale do Rio Doce Pfd. Class A	3,021,100	52,220
	Banco Itau Holding Financeira SA	2,593,801	46,336
	Companhia Vale do Rio Doce	2,035,800	40,263
	Banco Bradesco SA	2,508,800	39,385
	Itausa-Investimentos Itau SA	4,304,200	21,824
	Petroleo Brasileiro SA Series A ADR	531,632	17,916
	Companhia de Bebidas das Americas Pfd.	243,046	17,091
	Vale SA Preferred ADR	969,907	16,682
	Itau Unibanco Banco Multiplo SA	932,077	16,675
	OGX Petroleo e Gas Participacoes SA	23,839	15,205
	BM&F BOVESPA SA	2,322,137	14,985
	Companhia Siderurgica Nacional SA	549,900	14,088
	Vale SA ADR	683,818	13,492
	Petroleo Brasileiro SA ADR	284,881	11,748
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	481,300	11,428
	Gerdau SA Pfd.	954,900	11,188
	Perdigao SA	473,400	10,403
*	Companhia Brasileira de Meios de Pagamento	1,032,170	9,853
	Redecard SA	632,205	9,410
	Companhia Energetica de Minas Gerais Pfd.	569,125	8,157
	Banco do Brasil SA	621,400	7,867
	Metalurgica Gerdau SA	517,300	7,561
	Centrais Electricas Brasileiras SA	426,200	6,513
	Bradespar SA Pfd.	426,900	6,372
	Tele Norte Leste Participacoes SA Pfd.	409,900	6,283
	Banco Bradesco SA ADR	391,301	6,171
	Vivo Participacoes SA Pfd.	247,525	5,629
	Usinas Siderurgicas de Minas Gerais SA	212,600	5,195
	Centrais Electricas Brasileiras SA Pfd. B Shares	374,300	5,176
	Companhia Siderurgica Nacional SA ADR	198,696	5,087
	Souza Cruz SA	145,200	4,942
	Ultrapar Participacoes S.A.	142,869	4,813
	All America Latina Logistica	735,300	4,642

	Cyrela Brazil Realty SA	407,017	4,186
	Companhia de Concessoes Rodoviarias	230,700	3,790
	Lojas Americanas SA Pfd.	632,500	3,526
*	Net Servicos de Comunicacao SA	344,600	3,518
	Natura Cosmeticos SA	246,300	3,509
	CESP - Companhia Energetica de Sao Paulo	334,767	3,450
	Gerdau SA ADR	279,678	3,264
*	GVT Holding SA	168,235	3,256
	Electropaulo Metropolitana SA	172,500	3,229
	CPFL Energia SA	179,500	3,156
	Empresa Brasileira de Aeronautica SA	643,100	3,126
	MRV Engenharia e Participacoes SA	163,548	2,783
	Companhia de Saneamento Basico do Estado de Sao Paulo	162,000	2,726
	JBS SA	685,822	2,724
*	Votorantim Celulose e Papel SA Pfd.	182,100	2,711
	Companhia de Bebidas das Americas ADR	37,765	2,656
*	Suzano Papel e Celulose SA	275,060	2,561
	B2W Com Global Do Varejo	109,818	2,546
	Tractebel Energia SA	240,300	2,493
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	51,306	2,401
	Banco Nossa Caixa SA	58,833	2,356
*	Marfrig Frigorificos e Comercio de Alimentos SA	250,541	2,175
	Tele Norte Leste Participacoes SA	119,900	2,166
	AES Tiete SA	196,100	2,134
	Tim Participacoes SA Pfd.	952,400	2,113
*	Cosan SA Industria e Comercio	214,800	1,973
	Brasil Telecom Participacoes SA Pfd.	230,400	1,962
	Companhia Paranaense de Energia-COPEL	124,100	1,922
	Embraer-Empresa Brasileira de Aeronautica SA ADR	96,498	1,881
	Energias do Brasil SA	124,800	1,840
	Fertilizantes Fosfatados SA	184,649	1,732
	Gerdau SA	185,700	1,648
	Brasil Telecom SA Pfd.	228,800	1,646
	Porto Seguro SA	180,400	1,615
	Companhia de Transmissao de Energia Electrica Paulista	61,000	1,555
	Banco do Estado do Rio Grande do Sul SA	332,300	1,548
	Klabin SA	804,000	1,431
	Companhia Energetica de Minas Gerais ADR	99,880	1,426
	Telmar Norte Leste SA	48,800	1,308
*	Braskem SA	288,200	1,301
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	52,991	1,237
	Tele Norte Leste Participacoes ADR	79,449	1,223
	Companhia Paranaense de Energia-COPEL ADR	71,556	1,111
^	Aracruz Celulose SA ADR	44,367	886
	Aracruz Celulose SA Pfd. B Shares	445,300	885
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	24,715	833
	Brasil Telecom Participacoes SA ADR	13,443	569
	Tim Participacoes SA ADR	24,281	535

	Vivo Participacoes SA ADR	441	10
*	Votorantim Celulose e Papel SA ADR	359	5
*	Braskem SA ADR	412	4
			738,777
Chile (0.3%)
	Empresas Copec SA	863,239	10,993
	Empresa Nacional de Electricidad SA	4,437,904	7,268
	Enersis SA	17,361,249	6,642
	Empresas CMPC SA	191,259	5,656
	Cencosud SA	1,634,068	4,469
	Sociedad Quimica y Minera de Chile SA	118,415	4,237
	Colburn SA	13,016,016	3,280
	CAP SA	140,652	3,270
	Lan Airlines SA	258,388	3,176
	Empresa Nacional de Electricidad SA ADR	59,905	2,953
	Enersis SA ADR	143,095	2,746
	Empresa Nacional de Telecomunicaciones SA	195,794	2,705
	Banco Santander Chile SA ADR	52,540	2,580
	S.A.C.I. Falabella SA	541,616	2,233
	Sociedad Quimica y Minera de Chile SA ADR	53,346	1,909
	Vina Concha y Toro SA	896,092	1,855
	Banco Santander Chile SA	37,009,699	1,744
	Compania Cervecerias Unidas SA	244,671	1,662
	Banco de Credito e Inversiones	58,375	1,635
	AES Gener SA	3,020,803	1,369
			72,382
China (4.5%)
	China Mobile (Hong Kong) Ltd.	11,377,500	119,390
	China Construction Bank	84,867,000	68,164
	China Life Insurance Co., Ltd.	14,060,000	62,266
	Industrial and Commercial Bank of China Ltd. Class H	78,428,000	56,316
	Bank of China	107,800,188	53,577
	PetroChina Co. Ltd.	39,856,000	46,956
	CNOOC Ltd.	33,804,000	44,977
	China Petroleum & Chemical Corp.	30,192,000	26,916
	China Shenhua Energy Co. Ltd. H Shares	6,116,000	24,859
	Tencent Holdings Ltd.	1,697,000	22,873
	Ping An Insurance (Group) Co. of China Ltd.	2,420,000	21,368
	China Overseas Land & Investment Ltd.	7,685,680	18,905
	China Unicom Ltd.	11,247,694	16,189
	China Merchants Bank Co., Ltd. Class H	6,500,399	15,240
	China Telecom Corp. Ltd.	26,180,000	13,615
^	Bank of Communications Ltd. Class H	10,856,000	13,291
	China Communications Construction Co., Ltd.	7,974,000	10,314
	China Resources Land Ltd.	3,808,000	9,281
	China Coal Energy Co.	6,528,000	9,107
	Aluminum Corp. of China Ltd.	7,410,000	8,567
	China Resources Power Holdings Co., Ltd.	3,073,600	7,934

	Belle International Holdings Ltd.	7,097,000	7,169
	China COSCO Holdings Co., Ltd.	4,853,000	6,985
	Hengan International Group Co. Ltd.	1,196,000	6,953
	Fujian Zijin Mining Industry Co., Ltd.	7,482,000	6,952
	China Merchants Holdings International Co. Ltd.	2,036,000	6,704
*,^	China Railway Group, Ltd.	7,191,000	6,459
	China Citic Bank	9,277,048	6,442
	Sino-Ocean Land Holdings Ltd.	5,868,000	6,251
^	Jiangxi Copper Co. Ltd.	2,590,000	5,950
*,^	BYD Co. Ltd.	1,070,000	5,920
	Shimao Property Holdings Ltd.	2,952,000	5,919
	CITIC Pacific Ltd.	2,074,000	5,897
	Anhui Conch Cement Co. Ltd.	800,000	5,776
	Tingyi Holding Corp.	3,116,000	5,770
	Yanzhou Coal Mining Co. Ltd. H Shares	3,658,000	5,658
	China Railway Construction Corp.	3,500,800	5,573
	Shanghai Industrial Holding Ltd.	1,025,000	5,540
	China Resources Enterprise Ltd.	2,214,000	5,524
*,^	Alibaba.com, Ltd.	2,360,500	5,407
	Dongfeng Motor Corp.	5,080,000	5,392
*	China Mengniu Dairy Co., Ltd.	2,188,000	5,226
^	China National Building Material Co., Ltd.	2,256,000	4,897
	Beijing Enterprises Holdings Ltd.	956,000	4,798
	Denway Motors Ltd.	9,234,000	4,578
	Angang Steel Co., Ltd.	2,010,000	4,541
^	Li Ning Co., Ltd.	1,364,500	4,505
	Huaneng Power International, Inc. H Shares	5,694,000	4,458
	Agile Property Holdings, Inc.	3,118,000	4,394
	CNPC Hong Kong Ltd.	4,210,000	4,256
	China Everbright Ltd.	1,356,000	4,227
	Guangzhou R&F Properties Co. Ltd.	1,898,400	4,169
^	Beijing Datang Power Generation Co., Ltd.	6,244,000	4,090
	GOME Electrical Appliances Holdings Ltd.	14,172,980	4,084
	China High Speed Transmission Equipment Group Co., Ltd.	1,632,000	4,080
*	China Zhongwang Holdings Ltd.	3,026,400	4,053
^	Lenovo Group Ltd.	8,476,000	4,014
*,^	China Insurance International Holdings Co., Ltd.	1,319,000	3,970
	Parkson Retail Group Ltd.	2,352,000	3,916
^	Shui On Land Ltd.	5,200,699	3,675
	China Shipping Development Co.	2,428,000	3,663
^	Country Garden Holdings Co.	7,648,000	3,582
*	PICC Property and Casualty Co., Ltd.	4,610,000	3,581
	Inner Mongolia Yitai Coal Co., Ltd.	581,900	3,563
	Kingboard Chemical Holdings Ltd.	1,100,500	3,485
	Rehne Commercial Holdings	14,499,635	3,330
	China Dongxiang Group Co.	4,246,000	3,221
	China Vanke Co., Ltd.	2,183,600	3,125
^	Chaoda Modern Agriculture Holdings Ltd.	4,611,825	3,116
	China Oilfield Services Ltd.	2,802,000	3,039
*	Air China Ltd.	4,644,000	2,985
	Want Want China Holdings Ltd.	4,939,500	2,941

^	Shanghai Electric Group Co., Ltd. Class H	5,600,000	2,932
	Cosco Pacific Ltd.	2,064,000	2,873
*,^	China Shipping Container Lines Co. Ltd.	6,800,000	2,651
	China Yurun Food Group Ltd.	1,679,000	2,650
*,^	Maanshan Iron and Steel Co. Ltd.	3,374,000	2,616
	Zhejiang Expressway Co., Ltd.	2,702,000	2,613
	Guangdong Investment Ltd.	4,640,000	2,594
^	Fosun International	3,165,000	2,529
*	Beijing Capital International Airport Co., Ltd.	3,482,000	2,475
	Soho China	3,887,500	2,468
	Huabao International Holdings Ltd.	2,310,000	2,408
^	ZTE Corp.	519,279	2,259
	China South Locomotive and Rolling Stock Corp.	3,592,000	2,220
	Tsingtao Brewery Co., Ltd.	636,000	2,205
	Yantai Changyu Pioneer Wine Co., Ltd.	338,550	2,182
	Sinofert Holdings, Ltd.	3,888,000	2,122
	China Communication Services Corp. Ltd.	3,276,000	2,079
*	Sinopec Shanghai Petrochemical Co. Ltd.	4,524,000	2,073
	Franshion Properties China Ltd.	5,918,000	2,066
	China Agri-Industries Holdings Ltd.	2,755,000	2,037
	Jiangsu Expressway Co. Ltd. H Shares	2,316,000	2,024
	Weichai Power Co., Ltd. Class H	396,400	1,807
	Shandong Weigao Group Medical Polymer Co. Ltd.	680,000	1,780
^	China Bluechemical, Ltd.	3,142,000	1,761
	China International Marine Containers (Group) Co., Ltd.	1,451,553	1,724
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	893,200	1,668
	Dongfang Electrical Corp Ltd.	335,800	1,641
	Sinotruk Hong Kong Ltd.	1,413,500	1,638
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	1,583,079	1,584
	Harbin Power Equipment Co., Ltd.	1,326,000	1,565
	China Travel International	5,610,000	1,393
^	The Guangshen Railway Co., Ltd.	2,714,000	1,311
			981,856
Colombia (0.0%)
	Bancolombia SA ADR	134,871	4,331

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	335,566	18,041
	Cesky Telecom a.s.	214,912	5,839
	Komercni Banka a.s.	28,759	4,958
			28,838
Denmark (0.7%)
	Novo Nordisk A/S B Shares	843,970	49,385
*	Vestas Wind Systems A/S	384,058	27,033
*	Danske Bank A/S	849,348	17,623
	Carlsberg A/S B Shares	200,070	13,887
	AP Moller-Maersk A/S B Shares	2,067	12,871
	Novozymes A/S	86,194	7,746

	AP Moller-Maersk A/S A Shares	1,031	6,242
*	DSV A/S	360,518	4,967
*	Topdanmark A/S	28,728	3,922
	Trygvesta A/S	50,050	3,371
	Coloplast A/S B Shares	43,871	3,209
*	William Demant A/S	46,314	2,745
	H. Lundbeck A/S	110,400	2,143
			155,144
Egypt (0.1%)
	Orascom Construction Industries GDR	172,156	6,848
*	Orascom Telecom Holding SAE GDR	173,003	5,985
			12,833
Finland (0.9%)
	Nokia Oyj	7,189,899	96,678
	Fortum Oyj	840,891	19,490
	Sampo Oyj A Shares	794,872	16,559
	UPM-Kymmene Oyj	983,009	10,298
	Kone Oyj	291,126	9,912
	Stora Enso Oyj R Shares	1,087,897	6,915
^	Wartsila Oyj B Shares	157,142	5,628
	Metso Oyj	241,005	5,085
	Elisa Oyj Class A	259,702	4,767
	Outokumpu Oyj A Shares	224,313	4,401
	Nokian Renkaat Oyj	196,751	4,167
	Rautaruuki Oyj	161,148	3,488
	Neste Oil Oyj	241,154	3,413
	Kesko Oyj	125,699	3,317
	Orion Oyj	165,332	2,900
	Pohjola Bank PLC	257,905	2,674
	Sanoma Oyj	152,891	2,628
			202,320
France (8.1%)
	Total SA	4,038,683	223,987
	Sanofi-Aventis	1,989,833	130,189
	BNP Paribas SA	1,581,691	114,848
	GDF Suez	2,283,865	87,258
	France Telecom SA	3,458,736	86,271
	Axa	2,961,151	62,505
	ArcelorMittal (Amsterdam Shares)	1,625,729	58,590
	Vivendi SA	2,211,004	56,676
	Societe Generale Class A	878,205	56,302
	Carrefour SA	1,199,070	56,223
	Groupe Danone	1,039,439	55,646
	Air Liquide SA	469,295	49,025
	LVMH Louis Vuitton Moet Hennessy	463,463	41,815
	Vinci SA	798,078	40,620
	Schneider Electric SA	441,371	40,068
	L'Oreal SA	452,881	39,274
	Pernod Ricard SA	366,031	28,396

	Cie. de St. Gobain SA	698,287	28,242
	Lafarge SA	377,606	27,278
	Unibail Co.	154,389	26,971
	Alstom	380,451	26,125
	Veolia Environnement	716,163	24,618
	Credit Agricole SA	1,680,492	23,935
	Electricite de France	449,397	22,256
	Essilor International SA	379,524	21,036
	Compagnie Generale des Etablissements Michelin SA	274,993	19,851
	Bouygues SA	420,630	17,870
	PPR	143,434	15,975
^	Hermes International	99,967	15,023
*	Renault SA	350,734	14,904
	European Aeronautic Defence and Space Co.	771,260	14,715
	Vallourec SA	102,022	13,424
	Cap Gemini SA	276,404	12,775
*	Alcatel-Lucent	4,382,937	12,141
	Technip SA	195,942	11,862
	Accor SA	271,081	11,576
	SES Global Fiduciary Depositary Receipts	532,157	10,523
	Christian Dior SA	120,854	10,482
	STMicroelectronics NV	1,283,915	9,815
	Suez Environnement SA	504,960	9,620
	Sodexho Alliance SA	178,245	9,391
*	PSA Peugeot Citroen	286,139	8,668
	Lagardere S.C.A.	222,442	8,300
	SCOR SA	326,933	7,853
	Publicis Groupe SA	219,948	7,802
	Casino Guichard-Perrachon SA	103,573	7,116
	Thales SA	168,022	7,108
	CNP Assurances	70,852	6,462
	Dassault Systemes SA	122,498	6,129
*	Compagnie Generale de Geophysique SA	273,285	5,543
	Safran SA	356,472	5,511
	Eutelsat Communications	184,664	5,151
	Eiffage SA	76,999	5,129
	Neopost SA	59,571	5,074
	Klepierre	169,992	4,860
*	Natixis	1,870,225	4,854
	Legrand SA	196,596	4,810
	Aeroports de Paris (ADP)	55,813	4,504
	Bureau Veritas SA	91,392	4,328
*	Atos Origin SA	84,747	3,865
	Fonciere Des Regions	43,379	3,799
	Societe Television Francaise 1	224,865	3,471
	Imerys SA	63,152	3,364
	ICADE	37,796	3,310
	Iliad SA	30,233	3,228
*	Air France	255,391	3,211

	Societe des Autoroutes Paris-Rhin-Rhone	43,504	3,130
	Societe BIC SA	51,020	3,061
	Gecina SA	35,000	2,881
^	Eramet SLN	10,148	2,852
^	PagesJaunes SA	235,857	2,542
*	JCDecaux SA	123,206	2,538
	Biomerieux SA	26,094	2,537
	M6 Metropole Television	117,780	2,352
	Eurazeo	51,799	2,349
	Ipsen Promesses	48,474	2,231
			1,798,024
Germany (6.1%)
	E.On AG	3,594,185	135,801
	Siemens AG	1,555,779	123,983
	Bayer AG	1,445,162	88,566
	BASF AG	1,745,378	87,297
	Allianz AG	856,183	84,534
	Daimler AG (Registered)	1,660,654	76,955
	SAP AG	1,623,791	76,476
	Deutsche Telekom AG	5,365,883	68,843
	Deutsche Bank AG	1,057,341	68,333
	RWE AG	792,606	66,867
	Volkswagen AG	167,203	59,996
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	390,282	59,067
	Deutsche Boerse AG	368,428	29,155
	Bayerische Motoren Werke AG	627,774	28,969
	Linde AG	287,105	27,063
	Deutsche Post AG	1,599,474	25,274
	ThyssenKrupp AG	631,076	19,391
	Fresenius Medical Care AG	361,511	16,604
	K&S AG	279,912	15,671
	Adidas AG	368,131	15,545
	Volkswagen AG Pfd.	198,419	15,544
	Man AG	200,617	13,847
	Metro AG	214,940	12,448
	Henkel AG & Co. KGaA	337,395	12,399
	Merck KGaA	122,411	11,385
^	Porsche AG	165,714	10,790
*	Commerzbank AG	1,348,482	10,563
	Fresenius AG Pfd.	151,055	8,553
	Beiersdorf AG	167,015	8,409
	Henkel KGaA	247,685	7,795
	Salzgitter AG	73,143	7,390
*	Qiagen NV	377,529	7,194
	Deutsche Lufthansa AG	437,773	5,908
	RWE AG Pfd.	74,116	5,256
	GEA Group AG	291,901	4,772
	Hochtief AG	79,471	4,771
*	Hannover Rueckversicherung AG	113,868	4,640

*,^	Deutsche Postbank AG	167,662	4,624
	Celesio AG	163,147	4,344
	Wacker Chemie AG	29,736	3,958
^	Solarworld AG	158,465	3,840
	Fraport AG	71,017	3,254
*	United Internet AG	236,173	3,008
	Bayerische Motoren Werke (BMW)	98,317	2,879
	Suedzucker AG	121,876	2,566
	Fresenius AS	51,754	2,543
	Puma AG	8,996	2,286
	DaimlerChrysler AG	45,880	2,131
	Hamburger Hafen und Logistik AG	46,182	2,116
*,^	TUI AG	258,908	1,665
			1,365,268
Greece (0.5%)
*	National Bank of Greece SA	1,119,449	32,610
	Greek Organization of Football Prognostics	420,344	10,073
*	Alpha Credit Bank SA	670,420	8,826
	Coca-Cola Hellenic Bottling Co. SA	341,670	7,780
*	EFG Eurobank Ergasias	594,050	7,769
*	Bank of Piraeus	602,604	7,159
	Bank of Cyprus Public Co. Ltd.	1,042,261	6,858
	Hellenic Telecommunications Organization SA	371,440	5,820
	Marfin Financial Group SA	1,206,668	5,049
*	Public Power Corp.	216,930	4,723
	Titan Cement Co. SA	111,260	3,220
	Hellenic Petroleum SA	171,470	1,774
*	National Bank of Greece SA ADR	144,000	854
	Hellenic Telecommunications Organization SA ADR	86,880	681
			103,196
Hong Kong (1.9%)
	Sun Hung Kai Properties Ltd.	2,664,000	40,447
	Hong Kong Exchanges & Clearing Ltd.	1,928,500	36,211
	Cheung Kong Holdings Ltd.	2,628,000	33,871
	Hutchison Whampoa Ltd.	4,026,000	30,093
	CLP Holdings Ltd.	3,850,500	26,170
	Hang Seng Bank Ltd.	1,446,600	23,457
	Hong Kong & China Gas Co., Ltd.	7,530,000	16,825
	Swire Pacific Ltd. A Shares	1,453,500	16,306
	Esprit Holdings Ltd.	2,118,600	15,256
	Boc Hong Kong Holdings Ltd.	6,974,500	14,791
	Hong Kong Electric Holdings Ltd.	2,602,000	14,348
	Hang Lung Properties Ltd.	3,881,000	14,179
	Henderson Land Development Co. Ltd.	2,009,000	13,237
	Wharf Holdings Ltd.	2,600,000	12,199
	Li & Fung Ltd.	4,128,000	12,163
	New World Development Co., Ltd.	4,690,000	11,164
	MTR Corp.	2,641,000	9,566
	Link REIT	4,080,000	9,257

	Bank of East Asia Ltd.	2,754,020	9,141
	Hang Lung Development Co., Ltd.	1,608,000	8,311
	Kerry Properties Ltd.	1,337,000	6,882
^	Sino Land Co.	3,198,000	6,507
	Wheelock and Co. Ltd.	1,725,000	4,890
	Shangri-La Asia Ltd.	2,452,000	3,905
	Hopewell Holdings Ltd.	1,143,000	3,723
	Cathay Pacific Airways Ltd.	2,225,000	3,458
	Yue Yuen Industrial (Holdings) Ltd.	1,260,000	3,423
	Wing Hang Bank Ltd.	335,500	3,215
	Hysan Development Co., Ltd.	1,170,000	3,195
	Cheung Kong Infrastructure Holdings Ltd.	843,000	3,070
	Chinese Estates Holdings	1,659,000	2,906
	NWS Holdings Ltd.	1,503,000	2,893
*	Foxconn International Holdings Ltd.	4,091,000	2,853
^	ASM Pacific Technology Ltd.	367,900	2,493
	Television Broadcasts Ltd.	529,000	2,311
	Orient Overseas International Ltd.	413,000	2,307
	Lifestyle International Holdings, Ltd.	1,263,500	1,913
	PCCW Ltd.	6,966,000	1,902
	Hong Kong Aircraft & Engineering Co., Ltd.	130,000	1,774
*	Mongolia Energy Corp. Ltd.	3,393,000	1,299
			431,911
Hungary (0.1%)
*	OTP Bank Nyrt.	515,953	11,015
*	MOL Hungarian Oil and Gas Nyrt.	112,492	8,260
	Richter Gedeon Nyrt.	26,593	5,244
	Magyar Tavkozlesi Nyrt.	871,424	3,167
			27,686
India (1.7%)
*	Reliance Industries Ltd.	1,190,237	48,550
	Infosys Technologies Ltd.	861,222	37,028
	Housing Development Finance Corp. Ltd.	396,236	21,034
	ICICI Bank Ltd.	988,756	15,685
	HDFC Bank Ltd.	403,100	12,637
	Larsen & Toubro Ltd.	375,750	11,844
	Oil and Natural Gas Corp. Ltd.	479,990	11,663
	ITC Ltd.	2,043,612	10,647
	Bharat Heavy Electricals Ltd.	221,875	10,353
	Hindustan Lever Ltd.	1,643,155	9,974
	Tata Consultancy Services Ltd.	878,448	9,651
	ICICI Bank Ltd. ADR	239,874	7,520
	Jindal Steel & Power Ltd.	116,827	7,175
	NTPC Ltd.	1,534,409	6,932
	Reliance Communication Ventures	1,155,071	6,645
	Axis Bank Ltd.	335,674	6,432
	DLF Ltd.	758,697	6,271

	Sterlite Industries (India) Ltd.	464,875	6,266
	Jaiprakash Associates Ltd.	1,020,343	5,121
	Reliance Energy Ltd.	201,270	5,072
	Hero Honda Motors Ltd.	150,476	5,053
	Gail India Ltd.	715,146	4,961
	Wipro Ltd.	456,396	4,670
	Mahindra & Mahindra Ltd.	254,314	4,556
*	Reliance Petroleum Ltd.	1,683,091	4,266
	Tata Power Co. Ltd.	147,205	4,000
	Reliance Capital Ltd.	210,735	3,900
	HDFC Bank Ltd. ADR	39,831	3,894
	Maruti Udyog Ltd.	131,315	3,879
	State Bank of India	93,004	3,524
	Sesa Goa Ltd.	675,818	3,399
	Infrastructure Development Finance Co., Ltd.	1,189,720	3,349
	Cipla Ltd.	578,805	3,319
	Sun Pharmaceutical Industries Ltd.	135,421	3,314
	Tata Iron and Steel Co. Ltd.	339,887	3,278
	Steel Authority of India Ltd.	850,814	3,115
	Indiabulls Real Estate Ltd.	597,823	3,078
	Kotak Mahindra Bank	221,112	3,025
	Tata Motors Ltd.	336,558	2,959
	Hindalco Industries Ltd.	1,364,328	2,859
*	Cairn India Ltd.	529,654	2,608
	Ambuja Cements Ltd.	1,131,539	2,563
	United Spirits Ltd.	118,202	2,510
*	GMR Infrastructure Ltd.	827,243	2,473
	JSW Steel Ltd.	164,904	2,405
	Dr. Reddy's Laboratories Ltd.	128,898	2,202
*	Reliance Natural Resources, Ltd.	1,186,263	2,071
	Bajaj Auto Ltd.	81,172	2,068
	Power Grid Corp of India Ltd	842,398	2,068
	Grasim Industries Ltd.	34,289	1,964
	Associated Cement Cos. Ltd.	104,447	1,922
*	Idea Cellular Ltd.	1,159,498	1,914
	Bharat Petroleum Corp. Ltd.	168,194	1,665
	HCL Technologies Ltd.	320,535	1,616
	Zee Entertainment Enterprises	406,874	1,580
	Siemens India Ltd.	155,965	1,569
*	United Phosphorus Ltd.	402,794	1,439
	Wipro Ltd. ADR	96,956	1,408
	Asea Brown Boveri India Ltd.	89,246	1,306
*	Ranbaxy Laboratories Ltd.	186,734	1,096
	Aditya Birla Nuvo Ltd.	58,351	1,070
*	Glenmark Pharmaceuticals Ltd.	195,509	1,018
	Dr. Reddy's Laboratories Ltd. ADR	58,777	985
	State Bank of India GDR	12,622	948
	Infosys Technologies Ltd. ADR	1,296	56
			373,422

Indonesia (0.4%)
	PT Telekomunikasi Indonesia Tbk	19,081,000	17,061
	PT Astra International Tbk	3,837,000	11,316
	PT Bumi Resources Tbk	32,464,000	9,142
	PT Bank Central Asia Tbk	23,019,500	8,734
	PT Bank Rakyat Indonesia Tbk	10,407,000	7,647
	PT Perusahaan Gas Negara Tbk	21,475,500	7,573
	PT Bank Mandiri Tbk	13,389,500	5,644
	PT United Tractors Tbk	2,911,500	3,791
	PT Unilever Indonesia Tbk	2,936,500	3,424
	PT Bank Danamon Tbk	5,564,901	2,706
	PT Tambang Batubara Bukit Asam Tbk	1,618,000	2,216
	PT Indofood Sukses Makmur Tbk	8,359,500	1,914
	PT Semen Gresik Tbk	2,906,500	1,743
	PT Indocement Tunggal Prakarsa Tbk (Local)	1,789,000	1,674
*	PT International Nickel Indonesia Tbk	3,819,500	1,655
	PT Aneka Tambang Tbk	6,621,500	1,468
*	PT Lippo Karawaci Tbk	19,856,500	1,420
	PT Astra Agro Lestari Tbk	695,000	1,350
	PT Indonesian Satellite Corp. Tbk	2,444,500	1,341
			91,819
Ireland (0.2%)
	CRH PLC	1,292,471	31,106
*	Elan Corp. PLC	903,630	7,211
	Kerry Group PLC A Shares	265,046	6,277
*	Ryanair Holdings PLC	641,474	2,845
*	Ryanair Holdings PLC ADR	73,866	2,091
*	Anglo Irish Bank Corp. PLC	698,992	216
			49,746
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	1,634,953	87,308
	Israel Chemicals Ltd.	964,336	11,152
*	Check Point Software Technologies Ltd.	318,598	8,503
	Bank Leumi Le-Israel	2,204,578	7,432
	Bank Hapoalim Ltd.	1,824,845	6,001
	Bezeq Israeli Telecommunication Corp., Ltd.	1,993,093	3,966
*	NICE Systems Ltd.	119,424	3,281
	Partner Communications Co. Ltd.	157,601	3,002
	The Israel Corp. Ltd.	4,380	2,922
	Makhteshim-Agan Industries Ltd.	544,112	2,823
	Elbit Systems Ltd.	42,005	2,788
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	42,703	2,278
	Cellcom Israel Ltd.	80,203	2,242
*	United Mizrahi Bank Ltd.	239,479	1,769
	Israel Discount Bank Ltd.	856,318	1,419
	Discount Investment Corp. Ltd.	55,339	1,289
	Ormat Industries Ltd.	136,815	1,189
	Delek Group, Ltd.	6,064	1,041
			150,405

Italy (2.7%)
	Eni SpA	4,924,769	115,075
*	UniCredit SpA	27,219,502	79,427
	Enel SpA	12,445,386	67,632
*	Intesa Sanpaolo SpA	14,562,455	54,149
	Assicurazioni Generali SpA	1,999,597	45,572
	Telecom Italia SpA	18,894,645	29,579
*	Fiat SpA	1,443,930	16,028
	Unione Di Banche Italiane ScpA	1,087,602	15,191
	Saipem SpA	500,006	13,550
	Telecom Italia SpA RNC	11,294,195	12,753
	Snam Rete Gas SpA	2,801,058	12,271
	Mediobanca Banca di Credito Finanziaria SpA	843,474	11,833
	Finmeccanica SpA	754,801	11,448
	Atlantia SpA	486,446	10,748
*	Banco Popolare SpA	1,192,472	9,632
	Tenaris S.A.	612,172	9,281
	Terna SpA	2,432,235	8,573
	Mediaset SpA	1,325,410	8,014
	Parmalat SpA	3,188,107	7,971
	Banca Monte dei Paschi di Siena SpA	4,108,976	7,710
	Alleanza Assicurazioni SpA	791,057	5,949
*,^	Luxottica Group SpA	216,683	5,460
	Intesa Sanpaolo SpA Non Convertible Risp.	1,751,643	4,932
	Banca Popolare di Milano SpA	732,414	4,432
	A2A SpA	2,310,239	4,207
	Prysmian SpA	201,318	3,463
	Banca Carige SpA	1,208,111	3,441
	Exor SpA	155,917	2,621
^	Mediolanum SpA	405,440	2,315
	Fondiari-Sai SpA	125,972	2,109
*,^	Pirelli & C. Accomandita per Azioni SpA	4,816,802	2,010
	ACEA SpA	176,237	2,006
*	Autogrill SpA	193,354	1,877
	Lottomatica SpA	85,439	1,809
^	Saras SpA Raffinerie Sarde	627,194	1,752
*	Unipol Gruppo Finanziario SpA	1,385,936	1,736
	Italcementi SpA	131,866	1,727
			598,283
Japan (17.7%)
	Toyota Motor Corp.	5,215,400	218,908
	Mitsubishi UFJ Financial Group	17,605,130	107,518
	Honda Motor Co., Ltd.	3,123,700	99,894
	Canon, Inc.	2,015,100	74,691
	Sumitomo Mitsui Financial Group, Inc.	1,714,600	72,986
	Tokyo Electric Power Co.	2,302,100	58,934
	Matsushita Electric Industrial Co., Ltd.	3,706,600	58,588
	Takeda Pharmaceutical Co. Ltd.	1,418,400	57,140
	Mizuho Financial Group, Inc.	23,767,592	54,641

Sony Corp.	1,899,400	52,942
Mitsubishi Corp.	2,565,200	50,939
Nintendo Co.	187,500	50,376
NTT DoCoMo, Inc.	29,704	42,898
Shin-Etsu Chemical Co., Ltd.	776,100	41,624
Nomura Holdings Inc.	4,714,000	41,302
Mitsui & Co., Ltd.	3,274,100	40,795
Nippon Telegraph and Telephone Corp.	982,200	40,545
Millea Holdings, Inc.	1,369,000	39,463
Nippon Steel Corp.	9,653,000	38,426
JFE Holdings, Inc.	929,800	37,198
Mitsubishi Estate Co., Ltd.	2,219,000	36,831
East Japan Railway Co.	642,800	36,731
Seven and I Holdings Co., Ltd.	1,457,100	34,136
Nissan Motor Co., Ltd.	4,703,900	34,131
Toshiba Corp.	7,419,000	32,743
Astellas Pharma Inc.	858,100	32,595
Kansai Electric Power Co., Inc.	1,442,400	32,223
Softbank Corp.	1,431,800	30,326
Chubu Electric Power Co.	1,253,000	30,177
Fuji Photo Film Co., Ltd.	925,200	29,748
Fanuc Co., Ltd.	362,500	29,619
KDDI Corp.	5,516	29,180
Komatsu Ltd.	1,795,600	29,158
Mitsui Fudosan Co., Ltd.	1,582,000	28,970
Denso Corp.	915,500	26,863
Mitsubishi Electric Corp.	3,638,000	26,509
Japan Tobacco, Inc.	8,504	24,575
Kyocera Corp.	306,200	24,569
Kirin Brewery Co., Ltd.	1,577,000	23,496
Kao Corp.	1,018,000	23,094
Daiichi Sankyo Co., Ltd.	1,272,000	22,944
Fujitsu Ltd.	3,508,000	22,942
Mitsubishi Heavy Industries Ltd.	5,723,000	22,812
Hitachi Ltd.	6,341,000	21,248
Itochu Corp.	2,835,000	21,097
Sharp Corp.	1,888,000	20,876
Sumitomo Corp.	2,119,100	20,849
Mitsui Sumitomo Insurance Group Holdings, Inc.	794,100	20,285
Bridgestone Corp.	1,151,700	19,924
Murata Manufacturing Co., Ltd.	402,900	19,623
Hoya Corp.	780,900	18,769
Kubota Corp.	2,060,000	18,424
Daiwa Securities Group Inc.	3,048,000	17,892
Central Japan Railway Co.	2,961	17,810
Sumitomo Electric Industries Ltd.	1,421,600	17,635
Eisai Co., Ltd.	476,600	16,910
Secom Co., Ltd.	395,300	16,879
Tokyo Electron Ltd.	323,400	16,850

	Suzuki Motor Corp.	666,700	16,766
	Tohoku Electric Power Co.	805,700	16,764
	Ricoh Co.	1,269,000	16,522
	Asahi Glass Co., Ltd.	1,907,000	16,488
	Terumo Corp.	318,000	16,114
	Tokyo Gas Co., Ltd.	4,370,000	16,018
	Daikin Industries Ltd.	443,200	15,996
	Sumitomo Metal Industries Ltd.	6,353,000	15,733
	Dai-Nippon Printing Co., Ltd.	1,060,000	15,474
	Kyushu Electric Power Co., Inc.	718,000	15,457
	Keyence Corp.	78,410	15,445
	Sumitomo Metal Mining Co.	990,000	14,888
	Nidec Corp.	205,500	14,767
	Sumitomo Realty & Development Co.	719,000	14,743
	Sumitomo Trust & Banking Co., Ltd.	2,684,000	14,631
	Sumitomo Chemical Co.	2,948,000	14,542
	Marubeni Corp.	3,118,000	14,316
	Kintetsu Corp.	3,061,000	14,228
^	Resona Holdings Inc.	962,400	14,143
	Rohm Co., Ltd.	190,800	14,133
	Mitsui OSK Lines Ltd.	2,158,000	13,091
*	NEC Corp.	3,634,000	12,687
	T & D Holdings, Inc.	433,100	12,641
	Bank of Yokohama Ltd.	2,335,000	12,607
*,^	Mitsubishi Motors Corp.	6,786,000	12,495
	Toray Industries, Inc.	2,498,000	12,471
	Nippon Oil Corp.	2,355,000	12,457
	Orix Corp.	196,761	12,379
	Olympus Corp.	432,000	12,368
	Asahi Kasei Corp.	2,390,000	12,316
	Osaka Gas Co., Ltd.	3,679,000	12,245
	Nikon Corp.	608,000	12,147
	TDK Corp.	228,300	11,942
	Ajinomoto Co., Inc.	1,249,000	11,930
	Inpex Holdings, Inc.	1,562	11,883
	Aeon Co., Ltd.	1,209,300	11,727
	Fast Retailing Co., Ltd.	89,500	11,584
	Asahi Breweries Ltd.	725,500	11,520
	Shionogi & Co., Ltd.	560,000	11,505
	SMC Corp.	100,800	11,338
	Shizuoka Bank Ltd.	1,130,000	11,086
	Chugoku Electric Power Co., Ltd.	524,700	10,983
	Sompo Japan Insurance Inc.	1,662,000	10,976
	Yamato Holdings Co., Ltd.	733,000	10,847
	NGK Insulators Ltd.	480,000	10,807
	Toppan Printing Co., Ltd.	1,046,000	10,647
	Shiseido Co., Ltd.	652,000	10,635
	Tokyu Corp.	2,127,000	10,378
	West Japan Railway Co.	3,213	10,240

	Shikoku Electric Power	341,600	10,230
	Yamada Denki Co., Ltd.	162,730	10,158
	Odakyu Electric Railway Co.	1,172,000	10,092
	Mitsubishi Chemical Holdings Corp.	2,253,500	10,086
	Daiwa House Industry Co., Ltd.	963,000	9,901
	Nitto Denko Corp.	308,900	9,883
	Hankyu Corp.	2,140,000	9,833
	Konica Minolta Holdings, Inc.	905,500	9,818
	Kobe Steel Ltd.	4,938,000	9,491
	Tobu Railway Co., Ltd.	1,529,000	9,274
	Aisin Seiki Co., Ltd.	361,000	9,251
	Chiba Bank Ltd.	1,427,000	9,202
	Yahoo Japan Corp.	27,923	9,143
	Toyoda Automatic Loom Works Ltd.	334,400	9,013
	Sekisui House Ltd.	949,000	8,909
	Nippon Yusen Kabushiki Kaisha Co.	2,080,000	8,855
	Office Building Fund of Japan Inc.	972	8,711
	Rakuten, Inc.	13,461	8,618
	Japan Steel Works Ltd.	659,000	8,582
	Ibiden Co., Ltd.	254,100	8,405
	NTT Data Corp.	2,384	8,016
	Hokuriku Electric Power Co.	350,200	8,004
	Nippon Mining Holdings Inc.	1,647,500	7,815
	JS Group Corp.	501,000	7,753
	Chugai Pharmaceutical Co., Ltd.	418,400	7,630
	Nippon Electric Glass Co., Ltd.	652,000	7,510
	Daito Trust Construction Co., Ltd.	152,000	7,454
	Electric Power Development Co., Ltd.	250,900	7,436
	Matsushita Electric Works, Ltd.	703,000	7,429
	Nipponkoa Insurance Co., Ltd.	1,232,000	7,327
	Kuraray Co., Ltd.	648,500	7,324
	Nippon Express Co., Ltd.	1,592,000	7,288
	Kawasaki Heavy Industries Ltd.	2,808,000	7,190
	JGC Corp.	414,000	7,145
*,^	Sanyo Electric Co., Ltd.	3,166,000	7,052
	Ono Pharmaceutical Co., Ltd.	158,200	7,007
	Kurita Water Industries Ltd.	212,300	6,994
	Hokkaido Electric Power Co., Ltd.	357,400	6,943
	Japan Real Estate Investment Corp.	830	6,923
	Isetan Mitsukoshi Holdings Ltd.	654,000	6,913
	OJI Paper Co., Ltd.	1,588,000	6,880
	Trend Micro Inc.	198,000	6,811
	Keihin Electric Express Railway Co., Ltd.	812,000	6,758
	Hirose Electric Co., Ltd.	60,100	6,702
	Joyo Bank Ltd.	1,317,000	6,689
	Oriental Land Co., Ltd.	98,800	6,607
	Dentsu Inc.	312,100	6,563
	Keio Electric Railway Co., Ltd.	1,084,000	6,490
	Advantest Corp.	299,400	6,489

	Toyo Seikan Kaisha Ltd.	302,900	6,473
	Mitsui Trust Holding Inc.	1,849,000	6,415
^	SBI Holdings, Inc.	31,721	6,379
	Uni-Charm Corp.	78,100	6,316
^	GS Yuasa Corp.	692,000	6,297
	Fukuoka Financial Group, Inc.	1,432,000	6,267
	Toyota Tsusho Corp.	399,400	6,105
	Omron Corp.	376,900	6,079
	JSR Corp.	338,200	6,056
	Sankyo Co., Ltd.	101,800	6,051
	Benesse Holdings, Inc.	139,200	6,016
	Mitsubishi Materials Corp.	2,163,000	5,841
	Stanley Electric Co.	282,200	5,814
	Furukawa Electric Co.	1,188,000	5,711
	Kyowa Hakko Kogyo Co.	489,000	5,600
	Teijin Ltd.	1,757,000	5,550
	Makita Corp.	225,200	5,548
	Ube Industries Ltd.	1,899,000	5,468
	Lawson Inc.	131,400	5,445
	Nitori Co., Ltd.	75,700	5,431
	Yamaguchi Financial Group, Inc.	397,000	5,413
	Ohbayashi Corp.	1,218,000	5,406
	Hokuhoku Financial Group, Inc.	2,349,000	5,351
*	MEIJI Holdings Co., Ltd.	130,541	5,270
	Nomura Research Institute, Ltd.	212,800	5,259
	J. Front Retailing Co., Ltd.	947,000	5,244
	Bank of Kyoto Ltd.	578,000	5,222
	Sumitomo Heavy Industries Ltd.	1,081,000	5,188
	Shimano, Inc.	126,100	5,131
	Nippon Sanso Corp.	532,000	5,087
	TonenGeneral Sekiyu K.K.	532,000	5,076
	Sony Financial Holdings, Inc.	1,645	5,067
	Tanabe Seiyaku Co., Ltd.	422,000	5,013
	Yamaha Motor Co., Ltd.	403,000	4,986
	Sojitz Holdings Corp.	2,329,400	4,841
	The Iyo Bank, Ltd.	461,000	4,814
	Sekisui Chemical Co.	808,000	4,757
	NSK Ltd.	880,000	4,747
	Fuji Heavy Industries Ltd.	1,172,000	4,700
	The Hachijuni Bank Ltd.	796,000	4,652
	Sega Sammy Holdings Inc.	347,700	4,571
	Taisho Pharmaceutical Co.	237,000	4,549
	Takashimaya Co.	553,000	4,542
	Shimizu Corp.	1,110,000	4,541
	Sumco Corp.	242,900	4,527
	Mazda Motor Corp.	1,730,000	4,491
	Mitsubishi Gas Chemical Co.	730,000	4,485
	Kajima Corp.	1,582,000	4,426
	The Chugoku Bank, Ltd.	328,000	4,409

	The Suruga Bank, Ltd.	416,000	4,396
	Aioi Insurance Co., Ltd.	921,000	4,364
	Mitsui Chemicals, Inc.	1,191,000	4,362
	Nippon Paper Group, Inc.	168,700	4,341
	Santen Pharmaceutical Co., Ltd.	139,900	4,340
	Nisshin Seifun Group Inc.	355,000	4,309
^	All Nippon Airways Co., Ltd.	1,542,978	4,298
	Amada Co., Ltd.	679,000	4,297
	Gunma Bank Ltd.	741,000	4,293
	Hisamitsu Pharmaceutical Co. Inc.	124,800	4,291
	Kawasaki Kisen Kaisha Ltd.	1,123,000	4,211
*	IHI Corp.	2,502,000	4,210
	Nippon Meat Packers, Inc.	344,000	4,208
	Isuzu Motors Ltd.	2,375,000	4,198
	Yamaha Corp.	316,500	4,186
	Nissin Food Products Co., Ltd.	131,100	4,179
	Ushio Inc.	222,100	4,178
	JTEKT Corp.	364,400	4,118
	Namco Bandai Holdings Inc.	366,600	4,110
	Kamigumi Co., Ltd.	494,000	4,108
	Taisei Corp.	1,814,000	4,102
	Toyo Suisan Kaisha, Ltd.	164,000	4,087
	Showa Denko K.K.	2,193,000	4,068
	Konami Corp.	191,000	4,048
	Brother Industries Ltd.	445,800	4,000
	Daihatsu Motor Co., Ltd.	357,000	3,996
	Credit Saison Co., Ltd.	307,200	3,987
	Seiko Epson Corp.	260,500	3,984
	The Hiroshima Bank, Ltd.	950,000	3,940
	Kaneka Corp.	565,000	3,916
	Showa Shell Sekiyu K.K.	350,100	3,903
	Hitachi Chemical Co., Ltd.	191,200	3,900
	Susuken Co., Ltd.	129,400	3,894
	Yakult Honsha Co., Ltd.	177,300	3,886
	Jupiter Telecommunications Co., Ltd.	4,614	3,873
	Mitsumi Electric Co., Ltd.	158,000	3,869
	77 Bank Ltd.	655,000	3,865
	Toho Co., Ltd.	215,000	3,821
	Shimamura Co., Ltd.	41,600	3,753
	Toyoda Gosei Co., Ltd.	121,700	3,744
	THK Co., Inc.	228,800	3,742
	Kikkoman Corp.	317,000	3,694
	Nissan Chemical Industries, Ltd.	275,000	3,684
	Toho Gas Co., Ltd.	904,000	3,636
	Shimadzu Corp.	469,000	3,619
	Hitachi Construction Machinery Co.	204,700	3,606
	Casio Computer Co.	442,300	3,604
	FamilyMart Co., Ltd.	110,600	3,595
	Tsumura & Co.	111,000	3,582

*,^	Mizuho Trust & Banking Co., Ltd.	2,775,000	3,563
	Nippon Sheet Glass Co., Ltd.	1,193,000	3,549
	Mitsui Engineering & Shipbuilding Co., Ltd.	1,403,000	3,533
	Shinko Securities Co., Ltd.	961,000	3,496
	Idemitsu Kosan Co. Ltd.	41,800	3,484
	Marui Co., Ltd.	482,800	3,463
	Tokyu Land Corp.	859,000	3,444
	NGK Spark Plug Co.	312,000	3,428
	The Nishi-Nippon City Bank, Ltd.	1,352,000	3,424
	Mediceo Paltac Holdings Co., Ltd.	272,900	3,409
	Yokogawa Electric Corp.	437,000	3,403
^	Toto Ltd.	494,000	3,379
	Nomura Real Estate Office Fund, Inc.	510	3,340
	Mitsubishi UFJ Lease & Finance Company Ltd.	109,480	3,334
	Japan Retail Fund Investment Corp.	665	3,328
	Daicel Chemical Industries Ltd.	525,000	3,326
	Cosmo Oil Co., Ltd.	1,113,000	3,323
	Citizen Watch Co., Ltd.	614,200	3,323
	Tokuyama Corp.	441,000	3,316
	Keisei Electric Railway Co., Ltd.	528,000	3,283
	NTN Corp.	808,000	3,249
	AEON Mall Co., Ltd.	152,400	3,210
	Rinnai Corp.	71,000	3,092
	Yaskawa Electric Corp.	436,000	3,082
	Nisshinbo Industries, Inc.	241,000	3,072
	Kansai Paint Co., Ltd.	399,000	3,071
	Nomura Real Estate Holdings Inc.	173,397	3,040
	Hitachi Metals Ltd.	305,000	2,971
	Sapporo Holdings Ltd.	488,000	2,938
*,^	Japan Airlines System Co.	1,718,000	2,916
^	Oracle Corp. Japan	72,600	2,915
	USS Co., Ltd.	46,200	2,880
	Alfresa Holdings Corp.	56,700	2,862
	Asics Corp.	304,000	2,861
	Yamazaki Baking Co., Ltd.	228,000	2,855
*	Mitsui Mining & Smelting Co., Ltd.	1,037,000	2,848
	Tosoh Corp.	975,000	2,845
	Denki Kagaku Kogyo K.K.	875,000	2,839
	Mitsubishi Rayon Co., Ltd.	1,033,000	2,814
	Minebea Co., Ltd.	684,000	2,764
	Mabuchi Motor Co.	55,100	2,756
	Nisshin Steel Co.	1,417,000	2,699
	Dai Nippon Pharmaceutical Co., Ltd.	289,900	2,682
	Japan Petroleum Exploration Co., Ltd.	54,600	2,680
	Sumitomo Rubber Industries Ltd.	309,300	2,678
	Seven Bank, Ltd.	1,027	2,675
	Uny Co., Ltd.	329,000	2,671
	Tokyo Tatemono Co., Ltd.	538,000	2,620
	NOK Corp.	212,500	2,594

	Taiheiyo Cement Corp.	1,711,000	2,577
*,^	Elpida Memory Inc.	226,900	2,572
	Square Enix Co., Ltd.	115,800	2,565
*	Shinsei Bank, Ltd.	1,734,000	2,564
	Mitsubishi Logistics Corp.	207,000	2,560
	Yamato Kogyo Co., Ltd.	81,100	2,520
^	Toyota Boshoku Corp.	128,400	2,498
	Hitachi High-Technologies Corp.	127,500	2,493
	Hakuhodo DY Holdings Inc.	44,670	2,448
	Daido Steel Co., Ltd.	560,000	2,309
*	McDonald's Holdings Company(Japan), Ltd.	124,300	2,255
	Dowa Mining Co., Ltd.	494,000	2,246
	NHK Spring Co.	307,000	2,210
	Tokyo Steel Manufacturing Co.	199,700	2,204
	Obic Co., Ltd.	12,780	2,178
	Japan Prime Realty Investment Corp.	1,011	2,170
	JAFCO Co., Ltd.	61,200	2,134
^	Matsui Securities Co., Ltd.	223,700	2,134
	Kinden Corp.	241,000	2,020
	Coca-Cola West Japan Co., Ltd.	102,800	2,013
	Shinko Electric Industries Co., Ltd.	127,600	2,002
	Canon Sales Co. Inc.	125,700	1,998
	Leopalace21 Corp.	232,400	1,981
	NTT Urban Development Corp.	2,073	1,955
*	Aozora Bank, Ltd.	1,395,000	1,918
	Ito En, Ltd.	119,500	1,871
	Fuji Electric Holdings Co., Ltd.	1,063,000	1,858
^	Acom Co., Ltd.	87,420	1,858
*	Sapporo Hokuyo Holdings, Inc.	537,200	1,812
	Onward Kashiyama Co., Ltd.	238,000	1,691
	Aeon Credit Service Co. Ltd.	148,300	1,682
	Itochu Techno-Science Corp.	55,500	1,665
	Hino Motors, Ltd.	498,000	1,654
	DeNA Co., Ltd.	539	1,641
	Otsuka Corp.	30,300	1,576
	Dai-Nippon Ink & Chemicals, Inc.	1,082,000	1,517
	Dowa Fire & Marine Insurance Co.	323,000	1,512
^	Promise Co., Ltd.	139,100	1,460
	Fuji Television Network, Inc.	876	1,399
	ABC-Mart Inc.	47,100	1,346
	Maruichi Steel Tube Ltd.	67,800	1,304
	Osaka Titanium Technologies Co.	34,700	1,195
	Tokyo Broadcasting System Holdings, Inc.	70,900	1,110
	Hikari Tsushin, Inc.	45,400	980
			3,964,952
Malaysia (0.7%)
	Bumiputra-Commerce Holdings Bhd.	5,070,300	15,524
	Sime Darby Bhd.	5,685,500	13,310
	Malayan Banking Bhd.	6,715,290	12,391

	IOI Corp. Bhd.	6,485,300	9,015
	Tenaga Nasional Bhd.	3,647,800	8,438
	Genting Bhd.	4,184,500	7,723
	Public Bank Bhd.	1,986,994	5,868
	Malaysia International Shipping Corp., Bhd. (Foreign)	2,096,400	5,241
	Resorts World Bhd.	6,033,900	5,036
	PPB Group Bhd.	1,017,000	4,246
	Digi.com Bhd.	655,400	4,130
*	Axiata Group Bhd.	4,614,400	3,849
	AMMB Holdings Bhd.	3,262,500	3,705
	British American Tobacco Bhd.	264,600	3,492
	Kuala Lumpur Kepong Bhd.	918,100	3,257
	YTL Corp., Bhd.	1,538,000	3,163
	Gamuda Bhd.	2,996,100	2,855
	PLUS Expressways Bhd.	2,877,300	2,678
	Petronas Gas Bhd.	951,200	2,645
	IJM Corp. Bhd.	1,526,900	2,625
	YTL Power International Bhd.	3,893,758	2,410
	UMW Holdings Malaysia Bhd.	1,128,900	1,985
	SP Setia Bhd.	1,563,700	1,970
	Berjaya Sports Toto Bhd.	1,489,928	1,845
	Telekom Malaysia Bhd.	1,939,200	1,646
	Tanjong Public Ltd. Co.	367,200	1,584
	Hong Leong Bank Bhd.	921,400	1,517
	Parkson Holdings, Bhd.	969,081	1,484
	Bursa Malaysia Bhd.	642,100	1,394
	Alliance Financial Group Bhd.	1,748,800	1,225
	Petronas Dagangan Bhd.	482,100	1,170
	Malaysia Mining Corp., Bhd.	1,632,400	1,126
	Lafarge Malayan Cement Bhd.	616,500	1,051
	RHB Capital Bhd.	763,400	996
	Astro All Asia Networks PLC	904,800	889
*	Airasia Bhd.	1,904,300	811
	IGB Corp., Bhd.	1,596,100	807
	Malaysian Airline System Bhd.	853,300	751
	KLCC Property Holdings Bhd.	831,900	747
	Hong Leong Financial Group Bhd.	481,200	697
	Genting Plantations Bhd.	402,300	645
			145,941
Mexico (1.0%)
	America Movil SA de CV	35,521,379	76,131
^	Wal-Mart de Mexico SA	5,586,400	19,010
^	Grupo Televisa SA CPO	4,649,300	16,730
	Fomento Economico Mexicano UBD	4,085,900	15,779
*,^	Cemex SA CPO	14,398,740	13,550
	Grupo Mexico SA de CV	7,463,800	10,561
^	Telefonos de Mexico SA	10,457,300	8,273
^	Grupo Elektra SA de CV	139,270	7,209
	Grupo Financerio Banorte SA de CV	2,639,700	6,509

	Telmex Internacional SAB de CV	10,014,013	6,345
*,^	Carso Global Telecom SAB de CV	1,315,000	5,260
	Kimberly Clark de Mexico SA de CV Series A	1,047,500	4,359
*,^	Grupo Modelo SA	951,200	3,735
^	Grupo Bimbo SA	659,700	3,690
^	Grupo Carso SA de CV Series A1	1,102,700	3,580
	Grupo Financiero Inbursa, SA de CV	1,263,914	3,461
	Industrias Penoles, SA de CV	192,095	3,055
*	Desarrolladora Homex SA de CV	410,800	2,400
^	Coca-Cola Femsa SA de CV	500,800	2,323
	Alfa SA de CV Series A	575,600	2,170
	Mexichem SA de CV	1,524,041	2,026
*	URBI Desarrollos Urbanos SA de CV	960,000	1,662
	Grupo Aeroportuario del Pacifico SA	463,300	1,301
	Grupo Aeroportuario del Pacifico SA ADR	41,026	1,145
*	Cemex SAB de CV ADR	2,829	26
			220,290
Netherlands (1.9%)
	Unilever NV	3,082,054	83,998
	Koninklijke KPN NV	3,241,671	48,758
	ING Groep NV	3,703,277	47,389
	Koninklijke (Royal) Philips Electronics NV	1,839,279	41,871
	Koninklijke Ahold NV	2,248,574	25,543
	Akzo Nobel NV	442,702	24,293
	ASML Holding NV	802,780	20,963
	Aegon NV	2,684,025	19,632
	Heineken NV	461,253	18,346
	TNT NV	710,463	16,886
	Reed Elsevier NV	1,249,005	13,061
	Koninklijke DSM NV	288,391	10,312
	Wolters Kluwer NV	516,271	10,138
	Heineken Holding NV	206,600	7,077
*	Randstad Holding NV	193,337	6,700
	Corio NV	99,898	5,530
	Fugro NV	121,998	5,479
	SBM Offshore NV	285,443	5,464
	Koninklijke Boskalis Westminster NV	102,366	2,556
	ASML Holding NV (New York Shares)	8,280	216
	Aegon NV (New York Shares) ARS	695	5
			414,217
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	3,412,865	6,315
	Fletcher Building Ltd.	1,089,746	5,167
	Sky City Entertainment Group Ltd.	1,101,171	2,395
	Contact Energy Ltd.	538,077	2,242
	Auckland International Airport Ltd.	1,822,878	2,049
			18,168

Norway (0.5%)
	StatoilHydro ASA	2,122,800	45,387
*	Telenor ASA	1,593,800	14,717
*	DnB NOR ASA	1,387,800	12,102
	Orkla ASA	1,464,450	11,653
	Yara International ASA	360,000	11,185
	Seadrill Ltd.	533,100	8,591
*	Norsk Hydro ASA	1,290,800	7,587
*,^	Renewable Energy Corp. AS	619,965	4,927
			116,149
Peru (0.1%)
	Credicorp Ltd. (Lima Line)	118,098	7,913
	Compania de Minas Buenaventura SA	250,262	6,425
	Southern Copper Corp. (U.S. Shares)	236,085	6,082
	Southern Copper Corp.	183,214	4,727
	Compania de Minas Buenaventura SA ADR	103,329	2,692
	Credicorp Ltd. (U.S. Line)	7,984	532
			28,371
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	88,120	4,642
	Manila Electric Co.	785,000	3,736
	Bank of Philippine Islands	2,629,900	2,480
	Ayala Corp.	365,820	2,280
	SM Investments Corp.	322,620	2,213
	Ayala Land, Inc.	10,088,700	1,906
	SM Prime Holdings, Inc.	7,872,000	1,586
	Globe Telecom, Inc.	66,490	1,451
	PNOC Energy Development Corp.	13,072,000	1,221
	Banco De Oro	1,424,500	1,037
	Jollibee Foods Corp.	900,300	945
	Metropolitan Bank & Trust Co.	1,056,600	854
			24,351
Poland (0.3%)
*	Bank Polska Kasa Opieki Grupa Pekao SA	222,560	11,115
	Powszechna Kasa Oszczednosci Bank Polski SA	945,533	10,809
	KGHM Polska Miedz SA	223,884	6,659
	Telekomunikacja Polska SA	1,288,522	6,598
	Polski Koncern Naftowy SA	611,475	5,987
	Polish Oil & Gas	2,268,458	3,466
	Asseco Poland SA	108,579	2,235
*	Globe Trade Centre SA	222,530	1,988
*	Bank Zachodni WBK SA	43,973	1,947
*	Getin Holding SA	698,707	1,746
*	PBG SA	17,583	1,366
*	Bank Rozwoju Eksportu SA	20,468	1,354
	TVN SA	282,611	1,311
	Bank Handlowy W Warszawie	58,092	1,175
*	Bank Slaski w Katowicach SA	5,815	990
	Cyfrowy Polsat, S.A.	162,982	981

*	Grupa Lotos SA	90,839	724
*	BIG Bank Gdanski SA	513,925	723
			61,174
Portugal (0.2%)
	Electricidade de Portugal SA	3,423,073	13,564
	Portugal Telecom SGPS SA	1,136,584	11,620
	Banco Espirito Santo SA	981,257	6,127
	Banco Comercial Portugues SA	4,339,918	4,636
*	EDP Renovaveis SA	416,271	4,272
	Cimpor-Cimento de Portugal SA	514,067	3,906
	Galp Energia, SGPS, SA B shares	288,435	3,770
	Jeronimo Martins, SGPS, SA	402,466	2,825
	Brisa-Auto Estradas de Portugal SA	336,619	2,785
			53,505
Russia (1.3%)
	OAO Gazprom-Sponsored ADR (London Shares)	4,478,005	92,471
	LUKOIL Sponsored ADR	883,926	44,137
	Sberbank	16,353,105	22,015
	MMC Norilsk Nickel ADR	1,621,823	16,225
	Mobile TeleSystems ADR	377,377	15,846
	Rosneft Oil Co. GDR	2,391,170	14,600
	Tatneft ADR	447,897	11,155
	Surgutneftegaz OJSC ADR	1,356,539	10,547
*	OAO Vimpel-Communications Sponsored ADR	575,437	7,774
	NovaTek OAO GDR	170,346	7,326
*	Hydro OGK	185,065,622	6,468
	Polyus Gold ADR	283,193	6,090
	Uralkali	1,398,048	5,190
^	VTB Bank OJSC GDR	1,587,352	4,313
	Surgutneftegaz Pfd.	12,944,899	4,057
*	Federal Grid Co. Unified Energy System JSC	540,955,839	3,884
	Novolipetsk Steel GDR	145,565	3,765
	Mechel OAO ADR	272,175	2,907
	Cherepovets MK Severstal GDR	416,527	2,845
	Sistema JSFC GDR	185,380	2,779
*	Wimm-Bill-Dann Foods ADR	32,880	2,241
	Gazprom Neft	639,461	2,203
*	Pharmstandard GDR	141,218	2,117
	Comstar United Telesystems GDR	329,934	1,651
*	Polymetal	147,270	1,145
	OAO TMK GDR	98,029	1,040
	Rostelecom ADR	22,712	688
	VTB Bank OJSC	122,279,512	165
			295,644
Singapore (1.1%)
	Singapore Telecommunications Ltd.	15,011,000	36,481
	DBS Group Holdings Ltd.	3,230,999	31,166
	United Overseas Bank Ltd.	2,302,000	28,257
	Oversea-Chinese Banking Corp., Ltd.	4,709,000	25,568

	Keppel Corp., Ltd.	2,412,000	14,047
	Capitaland Ltd.	4,784,500	12,690
	Singapore Exchange Ltd.	1,607,000	9,718
	Singapore Airlines Ltd.	1,008,000	9,444
	Singapore Press Holdings Ltd.	2,977,000	7,420
	City Developments Ltd.	926,000	6,512
^	Wilmar International Ltd.	1,543,000	6,408
	Fraser & Neave Ltd.	1,835,000	5,285
*,^	Genting Singapore PLC	8,250,600	4,844
	Singapore Technologies Engineering Ltd.	2,529,000	4,619
	CapitaMall Trust	4,110,300	4,504
	Jardine Cycle N Carriage Ltd.	262,000	4,291
	Sembcorp Industries Ltd.	1,853,000	4,125
^	Olam International Ltd.	2,182,000	3,846
	ComfortDelGro Corp. Ltd.	3,506,000	3,772
^	Golden Agri-Resources Ltd.	12,473,791	3,680
	Noble Group Ltd.	2,464,500	3,577
	SembCorp Marine Ltd.	1,547,000	3,352
	Ascendas REIT	2,659,666	3,136
	United Overseas Land Ltd.	957,000	2,323
	Neptune Orient Lines Ltd.	1,708,750	1,971
	StarHub Ltd.	1,121,000	1,744
	Cosco Corp. Singapore Ltd.	1,888,000	1,718
*	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	724,972	63
			244,561
South Africa (1.6%)
	MTN Group Ltd.	2,813,713	46,307
	Sasol Ltd.	1,131,116	40,491
	Standard Bank Group Ltd.	2,160,066	25,962
	Impala Platinum Holdings Ltd.	1,015,067	24,565
	AngloGold Ltd.	568,404	21,976
	Naspers Ltd.	724,098	21,617
	Gold Fields Ltd.	1,222,019	14,674
	FirstRand Ltd.	5,292,728	10,340
	Sanlan Ltd.	3,858,305	9,821
	Remgro Ltd.	839,242	8,661
	ABSA Group Ltd.	564,929	8,551
	Anglo Platinum Ltd.	111,257	7,936
	Bidvest Group Ltd.	535,047	7,421
*	Harmony Gold Mining Co., Ltd.	666,805	6,142
	Tiger Brands Ltd.	301,890	6,084
	Shoprite Holdings Ltd.	823,254	6,040
	African Bank Investments Ltd.	1,444,597	5,555
	Nedbank Group Ltd.	390,737	5,387
*	Vodacom Group (Pty) Ltd.	702,517	5,314
	Growthpoint Properties Ltd.	2,636,739	4,631
	ArcelorMittal South Africa, Ltd.	344,320	4,427
	Steinhoff International Holdings Ltd.	2,174,468	4,305
	RMB Holdings Ltd.	1,324,043	4,303

	Truworths International Ltd.	791,619	4,079
	Kumba Iron Ore Ltd.	145,661	3,878
	Massmart Holdings Ltd.	382,860	3,735
*	Aspen Pharmacare Holdings Ltd.	485,191	3,723
	Murray & Roberts Holdings Ltd.	593,619	3,629
	African Rainbow Minerals Ltd.	212,971	3,606
	Pretoria Portland Cement Co. Ltd.	942,482	3,515
	Aveng Ltd.	729,878	3,479
	Network Healthcare Holdings Ltd.	2,197,222	3,006
	Foschini Ltd.	396,205	3,003
	Woolworths Holdings Ltd.	1,478,459	2,978
	Imperial Holdings Ltd.	319,740	2,797
	Sappi Ltd.	865,745	2,786
	Investec Ltd.	379,579	2,708
	Telkom South Africa Ltd.	537,458	2,676
	Exxaro Resources Ltd.	229,425	2,420
	Reunert Ltd.	339,369	2,044
	Pick'n Pay Stores Ltd.	424,507	1,967
	Discovery Holdings, Ltd.	498,155	1,766
	Liberty Holdings, Ltd.	222,296	1,713
	Northam Platinum Ltd.	263,657	1,258
			361,276
South Korea (3.0%)
	Samsung Electronics Co., Ltd.	176,517	103,934
	POSCO	81,299	33,016
*	KB Financial Group, Inc.	491,117	21,233
	Hyundai Motor Co., Ltd.	291,198	20,857
*	Shinhan Financial Group Co. Ltd.	594,210	19,990
[2]	Samsung Electronics Co., Ltd. GDR	64,914	19,212
	LG Electronics Inc.	177,563	18,692
	POSCO ADR	168,771	17,058
	Samsung Electronics Co., Ltd. Pfd.	38,394	14,503
*	Hynix Semiconductor Inc.	891,850	12,758
	Hyundai Mobis	119,500	12,585
	LG. Philips LCD Co., Ltd.	434,950	12,536
	Hyundai Heavy Industries Co., Inc.	71,067	12,412
	KT & G Corp.	209,939	12,186
	Samsung Fire & Marine Insurance Co.	70,811	11,855
	Shinsegae Co., Ltd.	26,426	11,417
*	NHN Corp.	76,503	11,097
	LG Chem Ltd.	86,446	10,687
	Hana Financial Group Inc.	356,570	10,086
	LG Corp.	177,388	9,543
	SK Energy Co., Ltd.	112,863	9,537
	Samsung Corp.	247,568	9,343
*	Korea Electric Power Corp.	330,860	8,911
	Samsung Heavy Industries Co., Ltd.	302,260	7,968
	SK Telecom Co., Ltd.	46,294	6,991
	Samsung Electro-Mechanics Co.	112,850	6,312

	Hyundai Steel Co.	104,234	6,077
	Samsung Securities Co. Ltd.	94,685	5,886
	KT Corp.	179,409	5,800
	Samsung SDI Co. Ltd.	62,633	5,194
*	Woori Finance Holdings Co., Ltd.	443,240	5,040
*	KB Financial Group, Inc. ADR	117,248	5,031
	Hyundai Engineering & Construction Co., Ltd.	94,425	4,856
	GS Engineering & Construction Corp.	67,425	4,797
	Lotte Shopping Co., Ltd.	18,633	4,657
	Shinhan Financial Group Co., Ltd. ADR	67,503	4,542
	Korea Exchange Bank	468,770	4,530
	Samsung Techwin Co., Ltd.	78,440	4,487
*	Kia Motors	348,440	4,347
	Daewoo Securities Co., Ltd.	226,500	4,326
	Samsung Engineering Co., Ltd.	58,873	4,252
	SK Telecom Co., Ltd. ADR	250,083	4,209
*	Korea Electric Power Corp. ADR	308,702	4,127
	Hyundai Development Co.	113,240	3,998
	DC Chemical Co., Ltd.	22,997	3,963
	SK Holdings Co. Ltd.	43,909	3,932
	S-Oil Corp.	82,543	3,931
*	Industrial Bank of Korea	334,250	3,823
	Hyundai Securities Co.	252,320	3,625
	Cheil Industrial, Inc.	90,974	3,520
	Doosan Heavy Industries and Construction Co., Ltd.	57,715	3,287
	Amorepacific Corp.	5,894	3,228
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	175,410	3,114
	LG Household & Health Care Ltd.	17,180	3,086
	Hyosung Corp.	43,226	3,038
	Hanwha Corp.	92,020	2,948
	Daelim Industrial Co.	51,549	2,843
	Samsung Card Co. Ltd.	68,840	2,797
	NCsoft Corp.	25,470	2,754
	Daegu Bank	239,640	2,731
	Hankook Tire Co. Ltd.	169,800	2,721
	Busan Bank	286,480	2,720
	Kumkang Korea Chemical Co., Ltd.	9,642	2,709
	Mirae Asset Securities Co., Ltd.	42,288	2,682
	Kangwon Land Inc.	194,880	2,584
	GS Holdings Corp.	95,370	2,553
	Yuhan Corp.	15,767	2,500
	Hyundai Mipo Dockyard Co., Ltd.	21,997	2,431
	Korea Investment Holdings Co., Ltd.	74,760	2,430
*	Korean Air Co. Ltd.	66,530	2,415
	Woori Investment & Securities Co., Ltd.	160,190	2,403
	LS Cable Ltd.	32,772	2,267
	Hyundai Department Store Co., Ltd.	27,550	2,263
	Daewoo Engineering & Construction Co., Ltd.	213,190	2,253
	Woongjin Coway Co., Ltd.	89,700	2,243

	Hyundai Motor Co., Ltd. 2nd Pfd.	72,990	2,133
	CJ Cheiljedang Corp.	14,843	2,124
	KT Corp. ADR	131,252	2,108
	Honam Petrochemical Corp.	27,386	2,058
	Korea Zinc Co., Ltd.	17,076	1,949
	Daewoo International Corp.	91,260	1,930
	Doosan Infracore Co., Ltd.	145,330	1,924
	STX Pan Ocean Co., Ltd.	189,010	1,889
	Dongbu Insurance Co., Ltd.	73,300	1,867
	Korea Gas Corp.	43,573	1,843
	Hanjin Shipping Co., Ltd.	107,710	1,837
	Hanwha Chemical Corp.	159,540	1,827
	Dongkuk Steel Mill Co., Ltd.	70,240	1,809
	LG Telecom Ltd.	253,170	1,779
	S1 Corp.	32,780	1,491
	Hanjin Heavy Industries & Construction Co., Ltd.	58,359	1,479
	Hite Brewery Co., Ltd.	10,592	1,473
	SK Networks Co., Ltd.	139,850	1,454
	LG Electronics Inc. Pfd.	32,070	1,436
*	Celltrion Inc.	99,723	1,374
	Doosan Corp.	18,640	1,348
	STX Offshore & Shipbuilding Co., Ltd.	89,200	1,210
*	SK Broadband Co. Ltd.	271,201	1,180
	LG Dacom Corp.	71,650	1,084
	Lotte Confectionery Co., Ltd.	1,270	1,081
	Taihan Electric Wire Co., Ltd.	48,510	866
	Taewoong Co., Ltd.	12,103	864
*	Korea Express Co.	11,220	684
	Korea Line Corp.	11,626	593
	Kumho Industrial Co., Ltd.	44,080	496
*	KB Financial Group, Inc. Rights Exp. 8/27/09	35,329	382
*	KB Financial Group, Inc. Rights Exp. 8/21/09	9,108	123
			666,364
Spain (3.6%)
	Banco Santander SA	15,291,091	221,430
	Telefonica SA	8,006,251	199,193
	Banco Bilbao Vizcaya Argentaria SA	6,735,203	110,267
	Iberdrola SA	6,951,474	59,600
	Repsol YPF SA	1,385,637	32,153
	Industria de Diseno Textil SA	411,201	22,128
	ACS, Actividades de Contruccion y Servisios, SA	268,154	14,296
^	Banco Popular Espanol SA	1,414,307	12,732
^	Banco de Sabadell SA	1,723,988	11,489
	Abertis Infraestructuras SA	532,310	11,031
	Red Electrica de Espana SA	202,601	9,510
	Gas Natural SDG SA	420,275	7,859
	Criteria Caixacorp SA	1,574,448	7,587
	Gamesa Corporacion Tecnologica SA	340,202	7,359
	Iberdrola Renovables	1,564,015	7,225

	Enagas SA	330,616	6,537
	Bankinter SA	531,345	6,036
	Acciona SA	47,539	5,736
	Zardoya Otis SA	250,513	5,694
	Acerinox SA	263,270	5,222
	Mapfre SA	1,335,246	4,973
	Grifols SA	236,995	4,319
	Indra Sistemas, SA	183,930	4,227
^	Grupo Ferrovial SA	119,092	4,090
	Banco de Valencia SA	402,926	3,934
^	Cintra Concesiones de Infraestructuras de Transport SA	415,785	3,407
	Fomento de Construc y Contra SA	82,588	3,313
^	Sacyr Vallehermoso SA	171,594	2,748
	Gestevision Telecinco SA	203,404	2,321
*	Iberia Lineas Aereas de Espana SA	860,558	1,922
	Banco Santander SA ADR	128,881	1,864
			800,202
Sweden (2.0%)
	Nordea Bank AB	6,095,895	58,965
	Hennes & Mauritz AB B Shares	965,515	57,540
	Telefonaktiebolaget LM Ericsson AB Class B	5,598,566	55,119
	TeliaSonera AB	4,245,441	27,238
	Svenska Handelsbanken AB A Shares	923,661	22,554
^	Sandvik AB	1,908,593	18,189
*	Skandinaviska Enskilda Banken AB A Shares	2,866,614	15,944
	Investor AB B Shares	861,745	15,310
	Atlas Copco AB A Shares	1,259,097	15,007
	Volvo AB B Shares	2,038,858	14,903
	Svenska Cellulosa AB B Shares	1,067,177	13,718
^	SKF AB B Shares	733,186	10,999
*,^	Millicom International Cellular SA	141,441	10,613
^	Skanska AB B Shares	743,201	10,428
	Assa Abloy AB	585,904	9,663
	Swedish Match AB	482,902	9,206
*	Electrolux AB Series B	469,274	8,806
	Atlas Copco AB B Shares	732,949	7,772
	Tele2 AB B Shares	575,380	7,743
	Alfa Laval AB	684,231	7,453
	Scania AB B Shares	618,951	7,247
	Volvo AB A Shares	818,984	5,816
	Securitas AB B Shares	595,151	5,610
	Getinge AB B Shares	373,339	5,584
*,^	Swedbank AB A Shares	680,867	5,246
*	Husqvarna AB B Shares	767,317	4,840
	SSAB Svenskt Stal AB Series A	335,458	4,392
*	Lundin Petroleum AB	403,911	3,578
	Holmen AB	98,251	2,704
	SSAB Svenskt Stal AB Series B	160,438	1,919
			444,106

Switzerland (5.9%)
	Nestle SA (Registered)	6,883,125	282,858
	Roche Holdings AG	1,328,350	209,410
	Novartis AG (Registered)	3,998,682	182,698
	Credit Suisse Group (Registered)	2,128,498	100,584
*	UBS AG	6,103,455	89,352
	ABB Ltd.	4,163,800	76,107
	Zurich Financial Services AG	276,277	54,255
	Syngenta AG	183,239	42,168
	Holcim Ltd. (Registered)	463,288	28,124
	Swiss Re (Registered)	650,502	24,845
*	Compagnie Financiere Richemont SA	986,956	24,253
	Julius Baer Holding, Ltd.	397,327	18,971
	Swisscom AG	45,167	14,838
	Synthes, Inc.	112,380	12,631
	Adecco SA (Registered)	232,331	11,196
	Geberit AG	77,096	10,755
	Swatch Group AG (Bearer)	58,182	10,649
	SGS Societe Generale de Surveillance Holding SA (Registered)	8,830	10,430
*	Actelion Ltd.	188,303	10,386
	Givaudan SA	14,355	9,608
	Lonza AG (Registered)	89,531	8,872
	Kuehne & Nagel International AG	101,887	8,484
	Sonova Holding AG	86,249	7,592
	Baloise Holdings AG	93,629	7,462
	Schindler Holding AG (Bearer Participation Certificates)	94,619	6,108
*	Logitech International SA	341,031	5,744
	Swiss Life Holding	55,771	5,580
	Nobel Biocare Holding AG	232,910	5,542
	Lindt & Spruengli AG Regular	211	5,034
	Pargesa Holding SA	50,717	3,732
*	Aryzta AG (Switzerland Shares)	101,442	3,542
	Swatch Group AG (Registered)	93,290	3,467
	Lindt & Spruengli AG	1,593	3,162
	Straumann Holding AG	14,383	3,145
	Schindler Holding AG (Registered)	40,647	2,626
	BKW FMB Energie AG	29,319	2,268
*	Aryzta AG (Ireland Shares)	51,983	1,807
			1,308,285
Taiwan (2.6%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	36,825,063	65,576
	Hon Hai Precision Industry Co., Ltd.	14,492,885	50,040
	MediaTek Inc.	1,729,430	24,849
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,893,348	19,823
	China Steel Corp.	18,623,756	17,980
*	Cathay Financial Holding Co.	11,005,000	16,888
	High Tech Computer Corp.	1,196,000	16,312
	Chunghwa Telecom Co., Ltd.	7,442,140	14,926
	Formosa Plastic Corp.	7,530,780	12,924

	AU Optronics Corp.	11,188,000	12,416
	Nan Ya Plastic Corp.	9,605,780	12,358
	Asustek Computer Inc.	7,251,099	11,474
	Acer Inc.	4,756,090	10,027
	Fuhwa Financial Holdings Co., Ltd.	13,828,000	9,918
	Chinatrust Financial Holding	15,498,795	9,808
*	Fubon Financial Holding Co., Ltd.	8,494,000	8,709
	Formosa Chemicals & Fibre Corp.	5,407,500	8,442
	United Microelectronics Corp.	18,885,175	8,359
	Delta Electronics Inc.	3,123,240	8,079
	Quanta Computer Inc.	4,135,950	7,827
	Mega Financial Holding Co. Ltd.	14,478,000	7,534
	Compal Electronics Inc.	7,027,385	6,889
	Uni-President Enterprises Co.	5,934,250	6,157
	Wistron Corp.	2,981,242	5,942
	Taiwan Cement Corp.	5,536,000	5,858
	Far Eastern Textile Ltd.	5,177,920	5,838
	Siliconware Precision Industries Co.	4,311,000	5,661
	First Financial Holding Co., Ltd.	8,853,859	5,441
	Formosa Petrochemical Corp.	2,332,950	5,432
	Taiwan Cellular Corp.	3,480,000	5,324
	Innolux Display Corp.	3,779,900	4,975
	Chi Mei Optoelectronics Corp.	8,873,000	4,955
	Advanced Semiconductor Engineering Inc.	6,476,060	4,579
	China Development Financial Holding Corp.	17,835,625	4,365
	Taiwan Fertilizer Co., Ltd.	1,373,000	4,342
	Lite-On Technology Corp.	3,709,855	4,212
	Chang Hwa Commercial Bank	9,290,000	4,133
	Taiwan Cooperative Bank	6,662,000	4,097
	Hau Nan Financial Holdings Co., Ltd.	6,257,860	3,968
	SinoPac Holdings	11,540,000	3,794
	Far EasTone Telecommunications Co., Ltd.	3,055,000	3,590
	United Microelectronics Corp. ADR	1,043,348	3,547
	Synnex Technology International Corp.	1,805,000	3,503
	Asia Cement Corp.	3,187,780	3,412
	Shin Kong Financial Holdings Co.	7,845,947	3,192
	Macronix International Co., Ltd.	5,836,375	3,053
	Taishin Financial Holdings	7,542,000	2,943
	Chunghwa Telecom Co., Ltd. ADR	167,161	2,919
	Pou Chen Corp.	4,107,000	2,902
	Foxconn Technology Co., Ltd.	1,102,380	2,882
	AU Optronics Corp. ADR	252,783	2,816
	Cheng Shin Rubber Industry Co., Ltd.	1,421,900	2,739
	Powertech Technology Inc.	1,001,000	2,685
	Epistar Corp.	967,408	2,640
	Novatek Microelectronics Corp., Ltd.	905,747	2,533
	Catcher Technology Co., Ltd.	898,000	2,516
	President Chain Store Corp.	901,000	2,355
	Largan Precision Co., Ltd.	177,820	2,277

	Polaris Securities Co., Ltd.	3,828,040	2,122
	HannStar Display Corp.	8,702,000	2,111
	Chunghwa Picture Tubes, Ltd.	13,421,000	2,104
	KGI Securities Co., Ltd.	4,104,000	2,038
	E.Sun Financial Holding Co., Ltd.	5,839,000	2,035
	Realtek Semiconductor Corp.	831,360	2,014
	Unimicron Technology Corp.	1,739,750	1,972
	Inventec Co., Ltd.	3,334,100	1,929
	Transcend Information Inc.	563,496	1,795
*	Tatung Co., Ltd.	7,003,000	1,789
	RichTek Technology Corp.	229,005	1,765
	Tripod Technology Corp.	783,759	1,639
	Yulon Motor Co., Ltd.	1,619,015	1,625
*	Powerchip Semiconductor Corp.	13,999,000	1,622
	Far Eastern Department Stores Ltd.	1,607,000	1,620
	Walsin Lihwa Corp.	4,894,000	1,617
	Everlight Electronics Co., Ltd.	580,000	1,616
	U-Ming Marine Transport Corp.	844,000	1,597
	Simplo Technology Co. Ltd.	364,100	1,595
	Tung Ho Enterprise Corp.	1,496,000	1,590
	Chicony Electronics Co., Ltd.	710,380	1,576
	Young Fast Optoelectronics Co., Ltd.	147,000	1,548
	Coretronic Corp.	1,286,000	1,526
*	Teco Electric & Machinery Co., Ltd.	3,383,000	1,483
	Motech Industries Inc.	384,000	1,447
	WPG Holdings Co. Ltd.	1,167,000	1,433
*	PixArt Imaging Inc.	174,000	1,406
	Qisda Corp.	2,882,000	1,403
	Wintek Corp.	1,825,000	1,403
	Phison Electronics Corp.	179,768	1,388
	Cheng Uei Precision Industry Co., Ltd.	685,644	1,370
	Siliconware Precision Industries Co. ADR	201,575	1,367
	Clevo Co.	920,176	1,320
*	CMC Magnetics Corp.	5,163,000	1,292
	Evergreen Marine Corp.	2,112,000	1,286
	Feng Hsin Iron & Steel Co., Ltd.	829,000	1,271
	Nan Ya Printed Circuit Board Corp.	366,000	1,182
	Micro-Star International Co., Ltd.	1,632,000	1,158
	Giant Manufacturing Co., Ltd.	415,000	1,149
	Farglory Land Development Co., Ltd	462,000	1,092
*	Winbond Electronics Corp.	5,228,000	1,090
	Taiwan Glass Industrial Corp.	1,563,000	1,088
*	China Airlines	3,899,000	1,084
	Mitac International Corp.	2,318,995	1,070
	Sino-American Silicon Products, Inc.	445,098	1,066
	Advanced Semiconductor Engineering Inc. ADR	299,740	1,055
	Kinsus Interconnect Technology Corp.	488,000	1,044
*	EVA Airways Corp.	3,591,000	1,038
*	Taiwan Business Bank	4,066,000	1,034

	TSRC Corp.	850,000	1,001
	Capital Securities Corp.	1,977,000	968
	Formosa Taffeta Co., Ltd.	1,433,000	956
*	Wan Hai Lines Ltd.	1,866,500	950
*	Ruentex Industries Ltd.	798,000	916
	Eternal Chemical Co., Ltd.	1,078,175	886
	Formosa International Hotels Corp.	67,100	873
	Yang Ming Marine Transport	2,186,776	842
	Formosa Sumco Technology Corp.	350,700	807
	Advantech Co., Ltd.	534,659	807
*	Nanya Technology Corp.	4,415,000	788
*	CSBC Corp.	685,000	760
*	Inotera Memories, Inc.	1,412,000	736
	Global Unichip Corp.	132,045	724
	Vanguard International Semiconductor Corp.	1,489,000	719
*	Evergreen International Storage & Transport Corp.	798,000	706
	Taiwan Secom Corp., Ltd.	454,000	685
*	Via Technologies Inc.	1,568,000	653
*	Sincere Navigation Corp.	531,000	629
	Compal Communications, Inc.	488,000	472
			591,477
Thailand (0.3%)
	PTT Public Co. Ltd. (Foreign)	1,608,815	11,290
	PTT Exploration and Production Public Co. Ltd. (Foreign)	2,162,555	8,760
	Bangkok Bank Public Co., Ltd. (Foreign)	1,754,900	5,787
	Siam Commercial Bank Public Co. Ltd. (Foreign)	2,353,600	5,337
	Kasikornbank Public Co. Ltd. (Foreign)	2,139,900	5,023
	Advanced Info Service Public Co., Ltd. (Foreign)	1,670,800	4,246
	Banpu Public Co. Ltd. (Foreign)	310,590	3,466
	Siam Cement Public Co. Ltd. (Foreign)	569,000	3,083
	Bangkok Bank Public Co., Ltd. (Local)	776,300	2,528
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	3,830,285	1,879
	Bank of Ayudhya PLC (Foreign)	3,407,779	1,849
	Thai Oil Public Co., Ltd. (Foreign)	1,546,800	1,703
	IRPC Public Co., Ltd. (Foreign)	16,736,700	1,681
	Total Access Communication Public Co. Ltd.	1,411,800	1,379
	Krung Thai Bank Public Co. Ltd. (Foreign)	5,043,010	1,244
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	2,068,100	1,190
	PTT Chemical Public Co., Ltd. (Foreign)	600,795	1,060
	BEC World Public Co. Ltd. (Foreign)	1,527,505	888
*	Thai Military Bank Public Co., Ltd. (Foreign)	35,976,400	855
	Glow Energy Public Co. Ltd. (Foreign)	907,345	793
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	653,665	740
	Land and Houses Public Co. Ltd. (Foreign)	4,267,500	696
			65,477
Turkey (0.3%)
*	Turkiye Garanti Bankasi A.S.	3,982,392	14,160
	Turkcell Iletisim Hizmetleri A.S.	1,439,977	9,150

	Akbank T.A.S.	1,402,576	7,929
	Turkiye Is Bankasi A.S. C Shares	2,028,240	7,041
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	384,338	4,128
	Haci Omer Sabanci Holding A.S.	905,018	3,411
*	Yapi ve Kredi Bankasi A.S.	1,605,369	3,372
	Turkiye Halk Bankasi A.S.	592,688	3,196
	Turk Telekomunikasyon A.S.	1,010,975	3,093
*	Turkiye Vakiflar Bankasi T.A.O.	1,447,182	3,055
	Tupras-Turkiye Petrol Rafinerileri A.S.	231,259	3,000
	BIM Birlesik Magazalar A.S.	72,366	2,846
*	KOC Holding A.S.	965,479	2,295
*	Eregli Demir ve Celik Fabrikalari A.S.	537,100	1,786
*	Asya Katilim Bankasi A.S.	841,521	1,614
	Enka Insaat ve Sanayi A.S.	437,605	1,509
*	Dogan Sirketler Grubu Holding A.S.	1,698,196	1,283
	Coca-Cola Icecek A.S.	140,110	842
*	Turk Sise ve Cam Fabrikalari A.S.	806,459	736
*	Petkim Petrokimya Holding A.S.	152,529	725
	Aksigorta A.S.	220,264	674
*	Tekfen Holding A.S.	244,481	664
			76,509
United Kingdom (16.2%)
	HSBC Holdings PLC	32,545,487	329,323
	BP PLC	35,448,924	293,967
	Vodafone Group PLC	99,298,206	204,157
	GlaxoSmithKline PLC	9,809,408	187,944
	Royal Dutch Shell PLC Class B	5,097,020	132,169
	AstraZeneca Group PLC	2,737,116	127,490
	Royal Dutch Shell PLC Class A	4,756,208	124,925
	British American Tobacco PLC	3,775,069	117,176
	BHP Billiton PLC	4,174,385	109,334
	Rio Tinto PLC	2,593,039	107,995
	BG Group PLC	6,349,319	106,021
	Barclays PLC	20,834,586	105,902
	Tesco PLC	14,876,583	91,125
	Standard Chartered PLC	3,587,614	85,173
	Anglo American PLC	2,491,261	80,344
	Diageo PLC	4,730,444	73,742
	Unilever PLC	2,429,722	64,045
	Imperial Tobacco Group PLC	1,921,094	54,823
	Reckitt Benckiser Group PLC	1,139,951	54,766
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,947,652	51,012
	Xstrata PLC	3,599,993	48,627
	Lloyds Banking Group PLC	30,766,971	43,721
	National Grid Transco PLC	4,586,457	42,784
	SABMiller PLC	1,709,531	39,525
	Centrica PLC	9,660,942	35,564
	Prudential PLC	4,715,596	35,314
	BAE Systems PLC	6,670,971	34,214

	Scottish & Southern Energy PLC	1,743,758	32,277
	BT Group PLC	14,629,087	30,883
	Aviva PLC	5,034,499	29,390
	Cadbury PLC	2,570,629	25,286
	Tullow Oil PLC	1,511,573	24,938
	Rolls-Royce Group PLC	3,495,606	24,212
*	Royal Bank of Scotland Group PLC	31,966,204	23,754
	British Sky Broadcasting Group PLC	2,159,491	19,695
	Compass Group PLC	3,503,581	18,884
	WPP PLC	2,368,512	18,267
	Morrison Supermarkets PLC	3,972,570	17,842
	Pearson PLC	1,535,266	17,717
	Marks & Spencer Group PLC	2,993,571	17,319
	Old Mutual PLC	9,989,014	16,023
	Experian Group Ltd.	1,941,154	16,021
	Kingfisher PLC	4,470,645	15,912
	Shire Ltd.	1,061,442	15,770
	Man Group PLC	3,231,606	14,935
	Reed Elsevier PLC	2,084,076	14,677
	Standard Life PLC	4,123,130	13,604
	Smith & Nephew PLC	1,678,594	13,299
	Royal & Sun Alliance Insurance Group PLC	6,261,223	13,249
	Capita Group PLC	1,167,901	13,025
	Land Securities Group PLC	1,431,927	12,745
	International Power PLC	2,873,928	12,256
*	Wolseley PLC	533,008	11,927
	Legal & General Group PLC	11,078,027	11,918
	British Land Co., PLC	1,617,541	11,748
	Cable and Wireless PLC	4,784,559	11,525
	J. Sainsbury PLC	2,155,356	11,434
	Thomson Reuters PLC	337,555	10,806
	Next PLC	373,690	10,655
*	Cairn Energy PLC	258,870	10,351
	United Utilities Group PLC	1,282,251	9,653
	Johnson Matthey PLC	402,962	9,514
	Antofagasta PLC	739,936	9,362
	Associated British Foods PLC	676,681	8,978
	Randgold Resources Ltd.	145,695	8,929
	Carnival PLC	307,527	8,917
	Smiths Group PLC	729,702	8,776
	Home Retail Group	1,645,284	8,628
	Group 4 Securicor PLC	2,405,191	8,582
	3i Group PLC	1,824,271	8,327
	The Sage Group PLC	2,489,920	8,130
^	Vedanta Resources PLC	271,848	8,015
*	Autonomy Corp.PLC	405,697	7,967
	Hammerson PLC	1,307,126	7,524
	ICAP PLC	980,945	7,431
	Amec PLC	625,658	7,368

	Severn Trent PLC	444,203	7,186
	Eurasian Natural Resources Corp.	481,645	6,946
	Lonmin PLC	288,301	6,652
	Invensys PLC	1,513,308	6,525
	Cobham PLC	2,172,312	6,502
	Burberry Group PLC	817,041	6,280
	Serco Group PLC	927,916	6,257
^	Liberty International PLC	845,574	6,152
*	Segro PLC	1,273,347	5,869
	Kazakhmys PLC	405,504	5,805
	Friends Provident Group PLC	4,850,364	5,669
	Admiral Group PLC	352,214	5,636
	InterContinental Hotels Group PLC	484,128	5,488
	Bunzl PLC	612,832	5,306
	Investec PLC	759,487	5,132
	FirstGroup PLC	912,782	5,056
	Tomkins PLC	1,675,668	4,964
	Rexam PLC	1,209,569	4,759
	Whitbread PLC	324,167	4,692
	Balfour Beatty PLC	910,021	4,650
	Drax Group PLC	683,456	4,572
	TUI Travel PLC	1,050,495	3,986
	Schroders PLC	235,176	3,830
	Fresnillo PLC			335,309	3,499
	London Stock Exchange PLC			286,262	3,407
	Ladbrokes PLC			1,134,621	3,325
	Thomas Cook Group PLC			787,231	2,855
*	British Airways PLC			1,061,717	2,527
	Carphone Warehouse PLC			786,923	2,362
*	The Berkeley Group Holdings PLC			165,589	2,286
*	Rexam PLC Rights Exp. 8/18/09			439,843	632
	WPP PLC ADR			298	11
					3,628,445
Total Common Stocks (Cost $21,422,730)					22,208,820
		Coupon
Temporary Cash Investments (1.2%)[1]
Money Market Fund (1.1%)
[3,4]	Vanguard Market Liquidity Fund	0.335%	251,286,150		251,286

		Maturity Date		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
[5,6]	Federal Home Loan Bank	0.451%	9/29/09	10,000	9,998
Total Temporary Cash Investments (Cost $261,279)					261,284
Total Investments (100.6%) (Cost $21,684,009)					22,470,104
Other Assets and Liabilities-Net (-0.6%)[4]					(128,742)
Net Assets (100%)					22,341,362

Total International Stock Index Fund

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $181,118,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.7%, respectively, of net assets.

2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the value of this security represented 0.1% of net assets.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $188,009,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $9,998,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Total International Stock Index Fund

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $21,684,101,000. Net unrealized appreciation of investment securities for tax purposes was $786,003,000, consisting of unrealized gains of $2,006,383,000 on securities that had risen in value since their purchase and $1,220,380,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Total International Stock Index Fund

At July 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Expiration	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	September 2009	1,275	47,649	4,375
FTSE 100 Index	September 2009	460	34,897	2,429
Topix Index	September 2009	275	27,603	1,030

At July 31, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)
Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation) ($000
9/23/2009	EUR	30,523	USD	43,277	989
9/23/2009	GBP	19,585	USD	32,464	573
9/16/2009	JPY	2,534,125	USD	26,632	405
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Total International Stock Index Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,201,313	21,007,291	216
Temporary Cash Investments	251,286	9,998	—
Futures Contracts—Liabilities[1]	(109)	—	—
Forward Currency Contracts—Assets	1,967	—	—
Total	1,454,457	21,017,289	216

1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended July 31, 2009:

Investments in Securities ($000)
Amount valued based on Level 3 Inputs
Balance as of October 31, 2008	—
Transfers in and/or out of Level 3	(894)
Change in Unrealized Appreciation (Depreciation)	1,110
Balance as of July 31, 2009	216

Vanguard LifeStrategy Growth Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Investment Companies (99.9%)
U.S. Stock Fund (49.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	136,447,378	3,310,213

International Stock Fund (15.3%)
	Vanguard Total International Stock Index Fund	77,133,737	1,013,537

Balanced Fund (24.8%)
	Vanguard Asset Allocation Fund Investor Shares	83,299,227	1,645,160

Bond Fund (9.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	64,565,098	657,273

Total Investment Companies (Cost $6,723,090)			6,626,183
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $3,148)	3,148,206	3,148
Total Investments (99.9%) (Cost $6,726,238)			6,629,331
Other Assets and Liabilities-Net (0.1%)			5,343
Net Assets (100%)			6,634,674

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $6,726,238,000. Net unrealized depreciation of investment securities for tax purposes was $96,907,000, consisting of unrealized gains of $236,675,000 on securities that had risen in value since their purchase and $333,582,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Income Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (5.1%)
	Vanguard Total Stock Market Index Fund Investor Shares	3,658,642	88,759

Balanced Fund (25.1%)
	Vanguard Asset Allocation Fund Investor Shares	22,193,936	438,330

Bond Fund (49.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	85,360,838	868,973

Short-Term Bond Fund (19.8%)
	Vanguard Short-Term Investment-Grade Fund Investor Shares	33,322,527	345,555

Total Investment Companies (Cost $1,729,208)			1,741,617
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $2,815)	2,815,327	2,815
Total Investments (100.0%) (Cost $1,732,023)			1,744,432
Other Assets and Liabilities-Net (0.0%)			(476)
Net Assets (100%)			1,743,956

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $1,732,023,000. Net unrealized appreciation of investment securities for tax purposes was $12,409,000, consisting of unrealized gains of $23,709,000 on securities that had risen in value since their purchase and $11,300,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Investment Companies (99.8%)
U.S. Stock Fund (20.0%)
	Vanguard Total Stock Market Index Fund Investor Shares	43,683,576	1,059,764

International Stock Fund (5.1%)
	Vanguard Total International Stock Index Fund	20,788,151	273,156

Balanced Fund (25.1%)
	Vanguard Asset Allocation Fund Investor Shares	67,426,274	1,331,669

Bond Fund (29.8%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	155,535,098	1,583,347

Short-Term Bond Fund (19.8%)
	Vanguard Short-Term Investment-Grade Fund Investor Shares	101,283,743	1,050,312

Total Investment Companies (Cost $5,302,605)			5,298,248
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $3,208)	3,207,793	3,208
Total Investments (99.9%) (Cost $5,305,813)			5,301,456
Other Assets and Liabilities-Net (0.1%)			5,596
Net Assets (100%)			5,307,052

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $5,305,813,000. Net unrealized depreciation of investment securities for tax purposes was $4,357,000, consisting of unrealized gains of $135,852,000 on securities that had risen in value since their purchase and $140,209,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)

Investment Companies (99.9%)
U.S. Stock Fund (34.9%)
	Vanguard Total Stock Market Index Fund Investor Shares	111,685,282	2,709,485

International Stock Fund (10.2%)
	Vanguard Total International Stock Index Fund	60,345,753	792,943

Balanced Fund (25.1%)
	Vanguard Asset Allocation Fund Investor Shares	98,604,575	1,947,441

Bond Fund (29.7%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	226,193,551	2,302,650

Total Investment Companies (Cost $7,660,372)			7,752,519
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 0.335% (Cost $2,987)	2,987,331	2,987
Total Investments (99.9%) (Cost $7,663,359)			7,755,506
Other Assets and Liabilities-Net (0.1%)			6,529
Net Assets (100%)			7,762,035

1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

At July 31, 2009, the cost of investment securities for tax purposes was $7,663,359,000. Net unrealized appreciation of investment securities for tax purposes was $92,147,000, consisting of unrealized gains of $315,220,000 on securities that had risen in value since their purchase and $223,073,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At July 31, 2009, 100% of the fund's investments were valued based on Level 1 inputs.

Vanguard Developed Markets Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.0%)
Australia (7.4%)
	BHP Billiton Ltd.	974,197	30,740
	Westpac Banking Corp., Ltd.	844,656	15,211
	Commonwealth Bank of Australia	427,057	15,131
	National Australia Bank Ltd.	552,937	11,222
	Australia & New Zealand Bank Group Ltd.	672,500	10,388
	Woolworths Ltd.	353,481	8,027
	Rio Tinto Ltd.	126,491	6,377
	Wesfarmers Ltd.	293,908	6,331
	Westfield Group	585,452	5,519
	Woodside Petroleum Ltd.	141,942	5,440
	QBE Insurance Group Ltd.	288,031	4,689
	CSL Ltd.	175,045	4,443
	Telstra Corp. Ltd.	1,277,003	3,766
	Newcrest Mining Ltd.	139,803	3,526
	Macquarie Group, Ltd.	88,088	3,237
	Origin Energy Ltd.	253,549	3,071
	Santos Ltd.	237,763	2,894
	AMP Ltd.	578,493	2,708
	Foster's Group Ltd.	558,024	2,507
	Suncorp-Metway Ltd.	378,141	2,242
	Brambles Ltd.	402,034	2,011
	Orica Ltd.	104,267	1,955
	Insurance Australia Group Ltd.	591,684	1,810
	Stockland	662,550	1,729
	AGL Energy Ltd.	123,193	1,531
	Australian Stock Exchange Ltd.	47,263	1,484
	BlueScope Steel Ltd.	500,262	1,409
	Fortescue Metals Group Ltd.	340,597	1,199
	Coca-Cola Amatil Ltd.	152,148	1,183
	Transurban Group	318,573	1,152
	GPT Group	2,464,686	1,088
^	Leighton Holdings Ltd.	41,046	1,032
	Toll Holdings Ltd.	181,110	1,027
	Incitec Pivot Ltd.	440,955	1,018
	Computershare Ltd.	122,528	1,005
	AXA Asia Pacific Holdings Ltd.	283,118	1,003
	Alumina Ltd.	685,291	981
	Sonic Healthcare Ltd.	100,545	981
	Tabcorp Holdings Ltd.	161,164	973
	WorleyParsons Ltd.	45,084	972
	Amcor Ltd.	231,514	954

	OneSteel Ltd.	379,718	948
	Sims Metal Management Ltd.	40,090	937
	Wesfarmers, Ltd. Price Protected Shares	41,850	902
	Crown Ltd.	130,008	811
	OZ Minerals Ltd.	859,051	808
	Macquarie Infrastructure Group	663,325	802
	Lion Nathan Ltd.	81,101	793
	Lend Lease Corp.	119,197	771
	Metcash Ltd.	211,911	755
	Dexus Property Group NPV	1,236,549	751
^	John Fairfax Holdings Ltd.	602,073	739
	Cochlear Ltd.	15,456	717
	Mirvac Group	659,308	695
	Tatt's Group, Ltd.	333,454	682
	CFS Gandel Retail Trust	478,501	681
	Boral Ltd.	162,398	677
*	Paladin Resources Ltd.	155,275	593
	Qantas Airways Ltd.	300,838	581
*	Arrow Energy, Ltd.	156,194	561
	CSR Ltd.	357,942	557
	Bendigo Bank Ltd.	80,925	554
	James Hardie Industries NV	119,296	517
	Asciano Group	340,309	455
	Nufarm Ltd.	47,397	428
	Billabong International Ltd.	55,169	424
	Caltex Australia Ltd.	37,588	410
	Goodman Fielder Ltd.	349,073	404
	Harvey Norman Holdings Ltd.	146,573	401
	Macquarie Airports Group	189,762	394
	Energy Resources of Australia Ltd.	18,513	391
	Aristocrat Leisure Ltd.	107,516	386
	Perpetual Trustees Australia Ltd.	10,592	296
	SP Ausnet	364,839	237
			194,024
Austria (0.3%)
	Erste Bank der Oesterreichischen Sparkassen AG	51,708	1,802
	OMV AG	43,994	1,746
	Telekom Austria AG	94,309	1,440
	Oesterreichische Elektrizitaetswirtschafts AG Class A	22,854	1,113
	Voestalpine AG	34,024	944
	Raiffeisen International Bank-Holding AG	16,011	715
	Vienna Insurance Group	11,418	528
			8,288
Belgium (0.9%)
	Anheuser-Busch InBev NV	209,318	8,304
*	Fortis	656,381	2,524
	Delhaize Group	29,550	2,115
	Groupe Bruxelles Lambert SA	23,696	1,876

	Solvay SA	17,573	1,722
	Belgacom SA	45,045	1,614
^,*	Dexia	156,747	1,227
*	KBC Bank & Verzekerings Holding	47,107	1,003
	Colruyt NV	4,449	996
	UCB SA	29,979	991
	Umicore	33,748	881
	Mobistar SA	8,906	567
	Compagnie Nationale a Portefeuille	9,940	514
			24,334
Denmark (0.9%)
	Novo Nordisk A/S B Shares	129,923	7,603
*	Vestas Wind Systems A/S	60,098	4,230
*	Danske Bank A/S	133,988	2,780
	Carlsberg A/S B Shares	31,449	2,183
	AP Moller-Maersk A/S B Shares	323	2,011
	Novozymes A/S	13,664	1,228
	AP Moller-Maersk A/S A Shares	162	981
^,*	DSV A/S	53,688	740
*	Topdanmark A/S	4,191	572
	Coloplast A/S B Shares	6,923	506
	Trygvesta A/S	7,026	473
*	William Demant A/S	7,006	415
	H. Lundbeck A/S	17,437	339
			24,061
Finland (1.2%)
	Nokia Oyj	1,096,236	14,741
	Fortum Oyj	130,818	3,032
	Sampo Oyj A Shares	123,666	2,576
	UPM-Kymmene Oyj	153,516	1,608
	Kone Oyj	45,492	1,549
	Stora Enso Oyj R Shares	172,176	1,094
^	Wartsila Oyj B Shares	24,639	882
	Metso Oyj	37,888	799
	Elisa Oyj Class A	39,428	724
	Outokumpu Oyj A Shares	34,289	673
	Nokian Renkaat Oyj	31,347	664
	Rautaruuki Oyj	24,863	538
^	Neste Oil Oyj	37,610	532
	Kesko Oyj	19,506	515
	Orion Oyj	26,650	468
	Pohjola Bank PLC	40,725	422
	Sanoma Oyj	24,074	414
			31,231
France (10.5%)
	Total SA	615,659	34,145
	Sanofi-Aventis	303,534	19,859
	BNP Paribas SA	241,238	17,517

	GDF Suez	350,223	13,381
	France Telecom SA	531,223	13,250
	Axa	454,829	9,601
	ArcelorMittal (Amsterdam Shares)	249,206	8,981
	Vivendi SA	339,686	8,707
	Societe Generale Class A	134,859	8,646
	Carrefour SA	184,157	8,635
	Groupe Danone	159,637	8,546
	Air Liquide SA	71,961	7,517
	LVMH Louis Vuitton Moet Hennessy	71,110	6,416
	Vinci SA	122,643	6,242
	Schneider Electric SA	67,768	6,152
	L'Oreal SA	69,487	6,026
	Pernod Ricard SA	56,221	4,361
	Cie. de St. Gobain SA	106,997	4,327
	Lafarge SA	57,882	4,181
	Unibail Co.	23,624	4,127
	Alstom	58,279	4,002
	Veolia Environnement	109,609	3,768
	Credit Agricole SA	258,286	3,679
	Electricite de France	68,630	3,399
	Essilor International SA	57,862	3,207
	Compagnie Generale des Etablissements Michelin SA	41,735	3,013
	Bouygues SA	64,167	2,726
	PPR	22,283	2,482
^	Hermes International	15,212	2,286
^	European Aeronautic Defence and Space Co.	119,512	2,280
*	Renault SA	53,103	2,257
	Vallourec SA	15,808	2,080
	Cap Gemini SA	42,788	1,978
	Alcatel-Lucent	659,981	1,828
	Technip SA	29,680	1,797
	Accor SA	42,002	1,794
	SES Global Fiduciary Depositary Receipts	82,937	1,640
	Christian Dior SA	18,118	1,571
	STMicroelectronics NV	194,976	1,490
	Suez Environnement SA	76,732	1,462
	Sodexho Alliance SA	26,922	1,418
*	PSA Peugeot Citroen	45,044	1,365
	Lagardere S.C.A.	35,002	1,306
	Publicis Groupe SA	34,902	1,238
	SCOR SA	49,156	1,181
	Thales SA	26,512	1,122
	Casino Guichard-Perrachon SA	16,265	1,118
	CNP Assurances	10,991	1,002
	Dassault Systemes SA	19,380	970
*	Compagnie Generale de Geophysique SA	42,491	862
	Safran SA	55,357	856

	Eutelsat Communications	29,310	818
	Eiffage SA	12,170	811
	Neopost SA	9,247	788
	Klepierre	26,886	769
	Legrand SA	31,044	759
	Aeroports de Paris (ADP)	8,767	707
	Bureau Veritas SA	14,432	683
	Natixis	258,596	671
*	Atos Origin SA	13,496	615
^	Fonciere Des Regions	6,878	602
	Imerys SA	10,106	538
	Societe Television Francaise 1	34,333	530
	ICADE	5,883	515
	Iliad SA	4,803	513
*	Air France	40,150	505
	Societe des Autoroutes Paris-Rhin-Rhone	6,718	483
	Societe BIC SA	7,869	472
	Gecina SA	5,559	458
^	Eramet SLN	1,530	430
^,*	JCDecaux SA	19,788	408
^	PagesJaunes SA	36,488	393
	Biomerieux SA	4,010	390
	M6 Metropole Television	19,040	380
	Eurazeo	8,164	370
	Ipsen Promesses	7,447	343
			275,745
Germany (7.9%)
	E.On AG	548,263	20,715
	Siemens AG	237,304	18,911
	Bayer AG	221,874	13,597
	BASF AG	267,965	13,403
	Allianz AG	131,512	12,985
	SAP AG	249,070	11,730
	Daimler AG (Registered)	232,427	10,771
	Deutsche Telekom AG	822,899	10,558
	Deutsche Bank AG	162,200	10,482
	RWE AG	121,547	10,254
	Volkswagen AG	25,665	9,209
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	59,916	9,068
	Deutsche Boerse AG	56,558	4,476
	Bayerische Motoren Werke AG	96,031	4,431
	Linde AG	43,982	4,146
	Deutsche Post AG	245,405	3,878
	ThyssenKrupp AG	96,304	2,959
	Fresenius Medical Care AG	55,077	2,530
	K&S AG	42,796	2,396
	Volkswagen AG Pfd.	30,233	2,368
	Adidas AG	55,396	2,339

	Man AG	31,047	2,143
	Metro AG	32,509	1,883
	Henkel AG & Co. KGaA	51,171	1,880
	Merck KGaA	18,962	1,763
	Porsche AG	25,780	1,679
	Commerzbank AG	202,082	1,583
	DaimlerChrysler AG	29,358	1,364
	Beiersdorf AG	26,117	1,315
	Fresenius AG Pfd.	22,895	1,296
	Henkel KGaA	38,502	1,212
	Salzgitter AG	11,581	1,170
	Qiagen NV	58,665	1,118
	Deutsche Lufthansa AG	67,209	907
	RWE AG Pfd.	11,525	817
	GEA Group AG	46,137	754
	Hochtief AG	12,304	739
*	Hannover Rueckversicherung AG	17,854	728
	Deutsche Postbank AG	25,947	716
	Celesio AG	24,887	663
	Wacker Chemie AG	4,620	615
^	Solarworld AG	24,805	601
	Fraport AG	10,964	502
	United Internet AG	37,533	478
	Bayerische Motoren Werke (BMW)	14,959	438
^	Suedzucker AG	19,641	414
	Fresenius AS	8,346	410
	Puma AG	1,420	361
	Hamburger Hafen und Logistik AG	7,287	334
*	TUI AG	41,206	265
			209,354
Greece (0.6%)
*	National Bank of Greece SA	150,142	4,374
	Greek Organization of Football Prognostics	66,013	1,582
*	Alpha Credit Bank SA	105,465	1,389
	Coca-Cola Hellenic Bottling Co. SA	54,473	1,240
	EFG Eurobank Ergasias	93,991	1,229
	Bank of Cyprus Public Co. Ltd.	166,168	1,093
*	Bank of Piraeus	90,310	1,073
	Marfin Financial Group SA	189,363	792
	Hellenic Telecommunications Organization SA	50,094	785
*	Public Power Corp.	34,585	753
*	National Bank of Greece SA ADR	106,643	632
	Titan Cement Co. SA	17,136	496
	Hellenic Telecommunications Organization SA ADR	47,469	372
	Hellenic Petroleum SA	27,339	283
			16,093
Hong Kong (2.5%)
	Sun Hung Kai Properties Ltd.	409,557	6,218

	Hong Kong Exchanges & Clearing Ltd.	296,385	5,565
	Cheung Kong Holdings Ltd.	403,895	5,206
	Hutchison Whampoa Ltd.	618,757	4,625
	CLP Holdings Ltd.	593,824	4,036
	Hang Seng Bank Ltd.	221,982	3,600
	Hong Kong & China Gas Co., Ltd.	1,160,467	2,593
	Swire Pacific Ltd. A Shares	223,591	2,508
	Esprit Holdings Ltd.	325,231	2,342
	Boc Hong Kong Holdings Ltd.	1,074,354	2,278
	Hong Kong Electric Holdings Ltd.	402,634	2,220
	Hang Lung Properties Ltd.	601,393	2,197
	Henderson Land Development Co. Ltd.	311,492	2,052
	Li & Fung Ltd.	632,309	1,863
	Wharf Holdings Ltd.	380,308	1,785
	New World Development Co., Ltd.	691,680	1,647
	MTR Corp.	390,664	1,415
	Link REIT	598,585	1,358
	Bank of East Asia Ltd.	406,653	1,350
	Hang Lung Development Co., Ltd.	220,969	1,142
	Kerry Properties Ltd.	196,777	1,013
	Sino Land Co.	465,441	947
	Wheelock and Co. Ltd.	252,428	716
	Shangri-La Asia Ltd.	358,812	571
	Hopewell Holdings Ltd.	158,679	517
	Cathay Pacific Airways Ltd.	327,292	509
	Yue Yuen Industrial (Holdings) Ltd.	182,202	495
	Hysan Development Co., Ltd.	173,274	473
	Wing Hang Bank Ltd.	48,757	467
	Cheung Kong Infrastructure Holdings Ltd.	124,603	454
	NWS Holdings Ltd.	226,483	436
	Foxconn International Holdings Ltd.	581,098	405
	ASM Pacific Technology Ltd.	53,426	362
	Chinese Estates Holdings	199,456	349
	Television Broadcasts Ltd.	78,298	342
	Orient Overseas International Ltd.	59,861	334
	PCCW Ltd.	1,032,956	282
	Hong Kong Aircraft & Engineering Co., Ltd.	18,292	250
	Lifestyle International Holdings, Ltd.	161,943	245
	Mongolia Energy Corp. Ltd.	493,614	189
			65,356
Ireland (0.3%)
	CRH PLC	201,772	4,856
*	Elan Corp. PLC	141,125	1,126
	Kerry Group PLC A Shares	41,485	982
*	Ryanair Holdings PLC ADR	16,628	471
*	Ryanair Holdings PLC	25,446	113
			7,548

Italy (3.5%)
	Eni SpA	750,884	17,546
*	UniCredit SpA	4,183,768	12,208
	Enel SpA	1,910,714	10,383
	Intesa Sanpaolo SpA	2,235,743	8,313
	Assicurazioni Generali SpA	306,995	6,997
	Telecom Italia SpA	2,960,182	4,634
*	Fiat SpA	224,834	2,496
	Unione Di Banche Italiane ScpA	169,190	2,363
	Tenaris S.A.	139,374	2,113
	Saipem SpA	77,750	2,107
	Telecom Italia SpA RNC	1,767,557	1,996
	Snam Rete Gas SpA	439,604	1,926
	Mediobanca Banca di Credito Finanziaria SpA	133,698	1,876
	Finmeccanica SpA	118,599	1,799
	Atlantia SpA	76,319	1,686
	Banco Popolare SpA	189,650	1,532
	Terna SpA	384,774	1,356
	Mediaset SpA	209,616	1,267
	Parmalat SpA	501,499	1,254
	Banca Monte dei Paschi di Siena SpA	650,473	1,221
	Alleanza Assicurazioni SpA	125,473	944
*	Luxottica Group SpA	34,327	865
	Intesa Sanpaolo SpA Non Convertible Risp.	276,615	779
	Banca Popolare di Milano SpA	117,328	710
	A2A SpA	324,394	591
^	Banca Carige SpA	191,067	544
	Prysmian SpA	29,553	508
	Mediolanum SpA	62,364	356
	Exor SpA	20,906	351
	Pirelli & C. Accomandita per Azioni SpA	778,782	325
	Fondiari-Sai SpA	18,380	308
*	Autogrill SpA	30,530	296
	Lottomatica SpA	13,621	288
	Unipol Gruppo Finanziario SpA	218,505	274
^	Italcementi SpA	20,431	267
	ACEA SpA	22,011	251
	Saras SpA Raffinerie Sarde	84,250	235
			92,965
Japan (23.1%)
	Toyota Motor Corp.	800,092	33,583
	Mitsubishi UFJ Financial Group	2,699,445	16,486
	Honda Motor Co., Ltd.	479,000	15,318
	Canon, Inc.	309,549	11,474
	Sumitomo Mitsui Financial Group, Inc.	263,856	11,232
	Tokyo Electric Power Co.	353,423	9,048
	Matsushita Electric Industrial Co., Ltd.	569,955	9,009
	Takeda Pharmaceutical Co. Ltd.	217,759	8,772

Mizuho Financial Group, Inc.	3,647,237	8,385
Sony Corp.	291,597	8,128
Mitsubishi Corp.	394,043	7,825
Nintendo Co.	28,796	7,737
NTT DoCoMo, Inc.	4,553	6,575
Shin-Etsu Chemical Co., Ltd.	118,960	6,380
Nomura Holdings Inc.	722,865	6,333
Mitsui & Co., Ltd.	501,868	6,253
Nippon Telegraph and Telephone Corp.	150,646	6,219
Millea Holdings, Inc.	209,854	6,049
Nippon Steel Corp.	1,479,852	5,891
JFE Holdings, Inc.	142,438	5,698
Mitsubishi Estate Co., Ltd.	340,643	5,654
East Japan Railway Co.	98,590	5,634
Seven and I Holdings Co., Ltd.	223,168	5,228
Nissan Motor Co., Ltd.	720,286	5,226
Toshiba Corp.	1,137,739	5,021
Astellas Pharma Inc.	131,452	4,993
Kansai Electric Power Co., Inc.	221,305	4,944
Softbank Corp.	219,261	4,644
Chubu Electric Power Co.	191,851	4,621
Fuji Photo Film Co., Ltd.	141,610	4,553
Fanuc Co., Ltd.	55,518	4,536
KDDI Corp.	845	4,470
Komatsu Ltd.	274,903	4,464
Mitsui Fudosan Co., Ltd.	242,300	4,437
Denso Corp.	140,879	4,134
Mitsubishi Electric Corp.	559,721	4,079
Kyocera Corp.	47,118	3,781
Japan Tobacco, Inc.	1,304	3,768
Kirin Brewery Co., Ltd.	242,137	3,608
Kao Corp.	156,258	3,545
Fujitsu Ltd.	539,586	3,529
Daiichi Sankyo Co., Ltd.	195,101	3,519
Mitsubishi Heavy Industries Ltd.	879,473	3,506
Hitachi Ltd.	976,147	3,271
Itochu Corp.	435,885	3,244
Sumitomo Corp.	326,112	3,208
Sharp Corp.	289,104	3,197
Mitsui Sumitomo Insurance Group Holdings, Inc.	122,051	3,118
Bridgestone Corp.	176,704	3,057
Murata Manufacturing Co., Ltd.	62,008	3,020
Hoya Corp.	119,727	2,878
Kubota Corp.	316,941	2,835
Daiwa Securities Group Inc.	471,167	2,766
Central Japan Railway Co.	454	2,731
Sumitomo Electric Industries Ltd.	218,478	2,710
Secom Co., Ltd.	60,788	2,596

	Eisai Co., Ltd.	73,021	2,591
	Tokyo Electron Ltd.	49,686	2,589
	Tohoku Electric Power Co.	123,841	2,577
	Suzuki Motor Corp.	102,296	2,573
	Asahi Glass Co., Ltd.	292,612	2,530
	Ricoh Co.	194,228	2,529
	Terumo Corp.	48,989	2,482
	Daikin Industries Ltd.	67,965	2,453
	Tokyo Gas Co., Ltd.	668,936	2,452
	Sumitomo Metal Industries Ltd.	975,066	2,415
	Dai-Nippon Printing Co., Ltd.	162,888	2,378
	Keyence Corp.	12,059	2,375
	Kyushu Electric Power Co., Inc.	109,855	2,365
	Sumitomo Metal Mining Co.	151,646	2,280
	Sumitomo Realty & Development Co.	111,120	2,278
	Nidec Corp.	31,654	2,275
	Sumitomo Chemical Co.	457,371	2,256
	Sumitomo Trust & Banking Co., Ltd.	412,333	2,248
	Marubeni Corp.	477,993	2,195
	Kintetsu Corp.	471,982	2,194
^	Resona Holdings Inc.	148,663	2,185
	Rohm Co., Ltd.	29,391	2,177
	Mitsui OSK Lines Ltd.	331,535	2,011
	T & D Holdings, Inc.	66,904	1,953
*	NEC Corp.	558,512	1,950
	Bank of Yokohama Ltd.	360,859	1,948
	Toray Industries, Inc.	387,750	1,936
^,*	Mitsubishi Motors Corp.	1,048,105	1,930
	Orix Corp.	30,373	1,911
	Nippon Oil Corp.	360,830	1,909
	Asahi Kasei Corp.	369,643	1,905
	Nikon Corp.	94,617	1,890
	Osaka Gas Co., Ltd.	567,532	1,889
	Inpex Holdings, Inc.	241	1,833
	Ajinomoto Co., Inc.	191,781	1,832
	Aeon Co., Ltd.	186,830	1,812
	Fast Retailing Co., Ltd.	13,989	1,811
	Asahi Breweries Ltd.	113,942	1,809
	Olympus Corp.	63,049	1,805
	TDK Corp.	34,416	1,800
	Shionogi & Co., Ltd.	87,524	1,798
	SMC Corp.	15,895	1,788
	Shizuoka Bank Ltd.	176,808	1,735
	Sompo Japan Insurance Inc.	259,618	1,715
	Chugoku Electric Power Co., Ltd.	81,752	1,711
	Shiseido Co., Ltd.	102,315	1,669
	Yamato Holdings Co., Ltd.	112,350	1,662
	Toppan Printing Co., Ltd.	161,592	1,645

	NGK Insulators Ltd.	73,003	1,644
	Tokyu Corp.	335,157	1,635
	West Japan Railway Co.	500	1,594
	Yamada Denki Co., Ltd.	25,191	1,573
	Shikoku Electric Power	52,255	1,565
	Odakyu Electric Railway Co.	180,078	1,551
	Mitsubishi Chemical Holdings Corp.	345,305	1,545
	Nitto Denko Corp.	47,888	1,532
	Daiwa House Industry Co., Ltd.	146,863	1,510
	Hankyu Corp.	328,099	1,508
	Konica Minolta Holdings, Inc.	138,660	1,503
	Tobu Railway Co., Ltd.	236,402	1,434
	Aisin Seiki Co., Ltd.	55,568	1,424
	Chiba Bank Ltd.	219,267	1,414
	Toyoda Automatic Loom Works Ltd.	52,002	1,402
	Kobe Steel Ltd.	723,215	1,390
	Yahoo Japan Corp.	4,245	1,390
	Sekisui House Ltd.	146,307	1,373
	Nippon Yusen Kabushiki Kaisha Co.	317,833	1,353
	Rakuten, Inc.	2,089	1,337
	Office Building Fund of Japan Inc.	149	1,335
	Japan Steel Works Ltd.	97,413	1,269
	Hokuriku Electric Power Co.	54,311	1,241
	NTT Data Corp.	366	1,231
	Ibiden Co., Ltd.	37,198	1,230
	Nippon Mining Holdings Inc.	256,118	1,215
	Chugai Pharmaceutical Co., Ltd.	64,994	1,185
	Nippon Electric Glass Co., Ltd.	101,009	1,163
	Matsushita Electric Works, Ltd.	109,566	1,158
	Electric Power Development Co., Ltd.	38,693	1,147
	Daito Trust Construction Co., Ltd.	23,382	1,147
	Kuraray Co., Ltd.	100,080	1,130
	Nippon Express Co., Ltd.	246,591	1,129
	Nipponkoa Insurance Co., Ltd.	189,667	1,128
	JS Group Corp.	72,735	1,126
^,*	Sanyo Electric Co., Ltd.	488,641	1,088
	Ono Pharmaceutical Co., Ltd.	24,548	1,087
	Kurita Water Industries Ltd.	32,813	1,081
	Japan Real Estate Investment Corp.	129	1,076
	Isetan Mitsukoshi Holdings Ltd.	101,299	1,071
	OJI Paper Co., Ltd.	246,995	1,070
	Kawasaki Heavy Industries Ltd.	411,778	1,054
	Trend Micro Inc.	30,527	1,050
	JGC Corp.	60,296	1,041
	Keihin Electric Express Railway Co., Ltd.	124,809	1,039
	Hokkaido Electric Power Co., Ltd.	53,171	1,033
^	Dentsu Inc.	48,453	1,019
	Oriental Land Co., Ltd.	15,232	1,019

	Advantest Corp.	46,792	1,014
	Keio Electric Railway Co., Ltd.	168,565	1,009
	Mitsui Trust Holding Inc.	285,715	991
^	SBI Holdings, Inc.	4,886	983
	Fukuoka Financial Group, Inc.	224,467	982
	Hirose Electric Co., Ltd.	8,781	979
	Uni-Charm Corp.	12,105	979
^,*	GS Yuasa Corp.	107,161	975
	Joyo Bank Ltd.	191,403	972
	Omron Corp.	59,575	961
	Toyota Tsusho Corp.	62,059	949
	Toyo Seikan Kaisha Ltd.	44,294	947
	JSR Corp.	52,651	943
	Sankyo Co., Ltd.	15,789	939
	Benesse Holdings, Inc.	21,714	938
	Furukawa Electric Co.	187,808	903
	Kyowa Hakko Kogyo Co.	76,522	876
	Teijin Ltd.	272,942	862
	Stanley Electric Co.	41,743	860
	Ube Industries Ltd.	296,590	854
	Mitsubishi Materials Corp.	315,995	853
	Yamaguchi Financial Group, Inc.	62,320	850
	Ohbayashi Corp.	189,132	839
	Hokuhoku Financial Group, Inc.	366,119	834
	Bank of Kyoto Ltd.	91,728	829
	Sumitomo Heavy Industries Ltd.	171,133	821
	Makita Corp.	32,943	812
	Shimano, Inc.	19,797	806
	J. Front Retailing Co., Ltd.	143,798	796
	Sony Financial Holdings, Inc.	258	795
	TonenGeneral Sekiyu K.K.	83,053	792
	Nippon Sanso Corp.	82,728	791
	Nitori Co., Ltd.	10,990	788
	Lawson Inc.	18,938	785
	Tanabe Seiyaku Co., Ltd.	65,945	783
	Yamaha Motor Co., Ltd.	63,277	783
	Sojitz Holdings Corp.	363,595	756
	NSK Ltd.	139,971	755
*	MEIJI Holdings Co., Ltd.	18,694	755
	Nomura Research Institute, Ltd.	30,473	753
	The Iyo Bank, Ltd.	72,062	752
	Sekisui Chemical Co.	126,917	747
	Fuji Heavy Industries Ltd.	185,558	744
	Taisho Pharmaceutical Co.	38,351	736
	Takashimaya Co.	89,158	732
	Sega Sammy Holdings Inc.	54,827	721
	Mitsubishi Gas Chemical Co.	116,485	716
	Shimizu Corp.	174,916	716

	Mazda Motor Corp.	273,096	709
	The Chugoku Bank, Ltd.	52,479	705
	Kajima Corp.	249,969	699
	The Hachijuni Bank Ltd.	119,652	699
	Hisamitsu Pharmaceutical Co. Inc.	20,115	692
	Aioi Insurance Co., Ltd.	145,349	689
	Santen Pharmaceutical Co., Ltd.	22,154	687
	Nippon Paper Group, Inc.	26,656	686
	Gunma Bank Ltd.	117,971	684
	Nisshin Seifun Group Inc.	55,902	679
	All Nippon Airways Co., Ltd.	242,992	677
	Namco Bandai Holdings Inc.	59,799	670
	The Suruga Bank, Ltd.	63,377	670
	Nissin Food Products Co., Ltd.	20,975	669
	Kawasaki Kisen Kaisha Ltd.	178,132	668
	IHI Corp.	394,291	663
	Mitsui Chemicals, Inc.	180,754	662
	Toyo Suisan Kaisha, Ltd.	26,540	661
	JTEKT Corp.	58,407	660
	Amada Co., Ltd.	102,377	648
	Taisei Corp.	286,428	648
	Kamigumi Co., Ltd.	77,783	647
	Yakult Honsha Co., Ltd.	29,443	645
	Seiko Epson Corp.	42,156	645
	Isuzu Motors Ltd.	361,371	639
	Yamaha Corp.	48,061	636
	Showa Shell Sekiyu K.K.	56,756	633
	Kaneka Corp.	89,943	623
	The Hiroshima Bank, Ltd.	149,582	620
	Nippon Meat Packers, Inc.	50,378	616
	Daihatsu Motor Co., Ltd.	55,027	616
	Jupiter Telecommunications Co., Ltd.	732	614
	77 Bank Ltd.	103,458	610
	Showa Denko K.K.	327,562	608
	Brother Industries Ltd.	67,273	604
	Credit Saison Co., Ltd.	46,313	601
	Sumco Corp.	32,163	599
	Shimamura Co., Ltd.	6,643	599
	Susuken Co., Ltd.	19,848	597
	THK Co., Inc.	36,513	597
	Hitachi Chemical Co., Ltd.	29,227	596
	Shimadzu Corp.	76,381	589
	Tsumura & Co.	18,173	586
	Ushio Inc.	30,983	583
	Casio Computer Co.	71,194	580
	Nippon Sheet Glass Co., Ltd.	194,430	578
*	Mizuho Trust & Banking Co., Ltd.	450,258	578
^	Hitachi Construction Machinery Co.	32,816	578

	Mitsui Engineering & Shipbuilding Co., Ltd.	228,456	575
	FamilyMart Co., Ltd.	17,697	575
	Mitsumi Electric Co., Ltd.	23,143	567
	Toho Co., Ltd.	31,883	567
	Toyoda Gosei Co., Ltd.	18,259	562
	Idemitsu Kosan Co. Ltd.	6,681	557
	Konami Corp.	25,875	548
	Toho Gas Co., Ltd.	136,138	548
	Tokyu Land Corp.	135,863	545
	Kikkoman Corp.	46,702	544
	Mitsubishi UFJ Lease & Finance Company Ltd.	17,607	536
	Cosmo Oil Co., Ltd.	179,538	536
^	Toto Ltd.	78,350	536
	Shinko Securities Co., Ltd.	145,727	530
	Nissan Chemical Industries, Ltd.	38,594	517
	Mediceo Paltac Holdings Co., Ltd.	41,082	513
	Nomura Real Estate Office Fund, Inc.	76	498
	Tokuyama Corp.	65,972	496
	NGK Spark Plug Co.	44,614	490
	Yokogawa Electric Corp.	62,669	488
	Keisei Electric Railway Co., Ltd.	77,999	485
	Japan Retail Fund Investment Corp.	96	480
	Daicel Chemical Industries Ltd.	75,566	479
	AEON Mall Co., Ltd.	22,605	476
	The Nishi-Nippon City Bank, Ltd.	187,814	476
	Yaskawa Electric Corp.	66,986	474
^,*	Japan Airlines System Co.	272,888	463
	Kansai Paint Co., Ltd.	60,107	463
	Rinnai Corp.	10,530	459
	Nisshinbo Industries, Inc.	35,567	453
	Nomura Real Estate Holdings Inc.	25,697	450
	NTN Corp.	110,917	446
	Marui Co., Ltd.	61,880	444
	Hitachi Metals Ltd.	45,439	443
	Denki Kagaku Kogyo K.K.	133,187	432
	Mitsui Mining & Smelting Co., Ltd.	156,970	431
	Square Enix Co., Ltd.	19,459	431
	Citizen Watch Co., Ltd.	79,134	428
	Oracle Corp. Japan	10,584	425
	Sapporo Holdings Ltd.	70,485	424
	Yamazaki Baking Co., Ltd.	33,405	418
	Asics Corp.	44,122	415
	Tosoh Corp.	141,727	414
	Alfresa Holdings Corp.	8,151	411
	Dai Nippon Pharmaceutical Co., Ltd.	44,226	409
	Sumitomo Rubber Industries Ltd.	47,026	407
	Minebea Co., Ltd.	99,242	401
	Uny Co., Ltd.	49,297	400

	Seven Bank, Ltd.	152	396
	Mabuchi Motor Co.	7,913	396
	USS Co., Ltd.	6,347	396
	Mitsubishi Logistics Corp.	31,459	389
	Tokyo Tatemono Co., Ltd.	79,350	386
	Japan Petroleum Exploration Co., Ltd.	7,869	386
	Mitsubishi Rayon Co., Ltd.	141,511	385
*	Shinsei Bank, Ltd.	257,082	380
^	Elpida Memory Inc.	33,383	378
	NOK Corp.	30,886	377
	Yamato Kogyo Co., Ltd.	11,978	372
	Hitachi High-Technologies Corp.	18,883	369
	Nisshin Steel Co.	193,078	368
	Taiheiyo Cement Corp.	237,185	357
	Toyota Boshoku Corp.	18,292	356
	Hakuhodo DY Holdings Inc.	6,403	351
	Japan Prime Realty Investment Corp.	156	335
*	McDonald's Holdings Company (Japan), Ltd.	18,432	334
	Obic Co., Ltd.	1,939	330
	Dowa Mining Co., Ltd.	71,675	326
	Daido Steel Co., Ltd.	78,269	323
	Matsui Securities Co., Ltd.	33,156	316
	NHK Spring Co.	43,891	316
	Tokyo Steel Manufacturing Co.	27,956	309
	Kinden Corp.	36,648	307
	JAFCO Co., Ltd.	8,703	303
	Leopalace21 Corp.	35,448	302
	Canon Sales Co. Inc.	18,908	300
	Coca-Cola West Japan Co., Ltd.	15,243	299
	NTT Urban Development Corp.	316	298
	Shinko Electric Industries Co., Ltd.	18,827	295
	Aozora Bank, Ltd.	205,943	283
	Sapporo Hokuyo Holdings, Inc.	83,177	281
	Ito En, Ltd.	17,794	279
	Fuji Electric Holdings Co., Ltd.	153,079	268
	Aeon Credit Service Co. Ltd.	21,772	247
	Itochu Techno-Science Corp.	8,097	243
	Hino Motors, Ltd.	72,107	239
	Onward Kashiyama Co., Ltd.	33,621	239
^	Acom Co., Ltd.	11,071	235
	Dai-Nippon Ink & Chemicals, Inc.	163,673	229
	Otsuka Corp.	4,374	227
	DeNA Co., Ltd.	74	225
	Dowa Fire & Marine Insurance Co.	47,891	224
^	Promise Co., Ltd.	20,578	216
	Fuji Television Network, Inc.	129	206
	Maruichi Steel Tube Ltd.	10,259	197
	ABC-Mart Inc.	6,822	195

^	Osaka Titanium Technologies Co.	5,041	174
	Tokyo Broadcasting System Holdings, Inc.	10,346	162
	Hikari Tsushin, Inc.	7,135	154
			607,934
Netherlands (2.4%)
	Unilever NV	472,862	12,887
	Koninklijke KPN NV	497,643	7,485
	ING Groep NV	568,944	7,281
	Koninklijke (Royal) Philips Electronics NV	282,271	6,426
	Koninklijke Ahold NV	351,613	3,994
	Akzo Nobel NV	68,271	3,746
	ASML Holding NV	123,889	3,235
	Aegon NV	417,817	3,056
	Heineken NV	72,045	2,866
	TNT NV	109,259	2,597
	Reed Elsevier NV	194,097	2,030
	Koninklijke DSM NV	45,708	1,634
	Wolters Kluwer NV	80,516	1,581
	Heineken Holding NV	32,429	1,111
*	Randstad Holding NV	30,128	1,044
	Corio NV	15,730	871
	Fugro NV	19,294	867
	SBM Offshore NV	44,674	855
	Koninklijke Boskalis Westminster NV	16,492	412
	ASML Holding NV (New York Shares)	3,077	80
	Aegon NV (New York) ARS	311	2
			64,060
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	506,874	938
	Fletcher Building Ltd.	160,184	760
	Sky City Entertainment Group Ltd.	155,146	337
	Contact Energy Ltd.	80,662	336
	Auckland International Airport Ltd.	237,791	267
			2,638
Norway (0.7%)
	StatoilHydro ASA	326,052	6,972
*	Telenor ASA	246,828	2,279
*	DnB NOR ASA	216,602	1,889
	Orkla ASA	226,223	1,800
	Yara International ASA	56,173	1,745
	Seadrill Ltd.	82,897	1,336
*	Norsk Hydro ASA	203,490	1,196
^	Renewable Energy Corp. AS	97,918	778
			17,995
Portugal (0.3%)
	Electricidade de Portugal SA	537,561	2,130
	Portugal Telecom SGPS SA	172,792	1,767
	Banco Espirito Santo SA	155,332	970

	Banco Comercial Portugues SA	696,058	743
*	EDP Renovaveis SA	64,864	666
	Galp Energia, SGPS, SA B shares	45,697	597
^	Cimpor-Cimento de Portugal SA	69,872	531
	Jeronimo Martins, SGPS, SA	63,132	443
	Brisa-Auto Estradas de Portugal SA	53,154	440
			8,287
Singapore (1.4%)
	Singapore Telecommunications Ltd.	2,311,988	5,619
	DBS Group Holdings Ltd.	496,613	4,790
	United Overseas Bank Ltd.	353,705	4,342
	Oversea-Chinese Banking Corp., Ltd.	725,807	3,941
	Keppel Corp., Ltd.	370,048	2,155
	Capitaland Ltd.	737,755	1,957
	Singapore Exchange Ltd.	236,036	1,427
	Singapore Airlines Ltd.	147,134	1,379
	Singapore Press Holdings Ltd.	439,434	1,095
	City Developments Ltd.	138,096	971
	Wilmar International Ltd.	228,969	951
	Fraser & Neave Ltd.	267,834	771
*	Genting Singapore PLC	1,221,170	717
	Singapore Technologies Engineering Ltd.	373,984	683
	CapitaMall Trust	612,356	671
	Sembcorp Industries Ltd.	270,849	603
	Olam International Ltd.	330,816	583
	Jardine Cycle N Carriage Ltd.	34,500	565
	ComfortDelGro Corp. Ltd.	518,001	557
	Golden Agri-Resources Ltd.	1,851,990	546
	Noble Group Ltd.	365,529	531
	SembCorp Marine Ltd.	228,083	494
	Ascendas REIT	350,157	413
	United Overseas Land Ltd.	142,219	345
	Neptune Orient Lines Ltd.	251,050	290
	StarHub Ltd.	166,160	259
	Cosco Corp. Singapore Ltd.	279,563	254
	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	107,636	9
			36,918
Spain (4.7%)
	Banco Santander SA	2,352,197	34,062
	Telefonica SA	1,197,790	29,801
	Banco Bilbao Vizcaya Argentaria SA	1,033,557	16,921
	Iberdrola SA	1,064,706	9,129
	Repsol YPF SA	212,635	4,934
	Industria de Diseno Textil SA	64,202	3,455
	ACS, Actividades de Contruccion y Servisios, SA	42,174	2,248
^	Banco Popular Espanol SA	222,193	2,000
^	Banco de Sabadell SA	263,869	1,758
	Abertis Infraestructuras SA	82,362	1,707

	Red Electrica de Espana SA	32,037	1,504
	Gas Natural SDG SA	66,243	1,239
	Criteria Caixacorp SA	248,102	1,195
	Gamesa Corporacion Tecnologica SA	54,079	1,170
	Iberdrola Renovables	250,361	1,157
	Enagas SA	52,629	1,041
	Bankinter SA	84,123	956
	Acciona SA	7,541	910
	Zardoya Otis SA	39,308	893
	Acerinox SA	41,674	827
	Mapfre SA	211,849	789
	Grifols SA	37,720	687
	Indra Sistemas, SA	29,051	668
	Banco de Valencia SA	62,909	614
	Telefonica SA ADR	7,834	585
^	Grupo Ferrovial SA	16,661	572
	Cintra Concesiones de Infraestructuras de Transport SA	59,106	484
	Fomento de Construc y Contra SA	11,278	452
^	Sacyr Vallehermoso SA	27,017	433
	Gestevision Telecinco SA	29,134	332
*	Iberia Lineas Aereas de Espana SA	138,850	310
			122,833
Sweden (2.6%)
	Nordea Bank AB	935,858	9,052
	Hennes & Mauritz AB B Shares	148,304	8,838
	Telefonaktiebolaget LM Ericsson AB Class B	860,621	8,473
	TeliaSonera AB	651,931	4,183
	Svenska Handelsbanken AB A Shares	141,410	3,453
	Sandvik AB	289,354	2,758
*	Skandinaviska Enskilda Banken AB A Shares	446,966	2,486
	Investor AB B Shares	130,532	2,319
	Atlas Copco AB A Shares	192,732	2,297
	Volvo AB B Shares	311,099	2,274
	Svenska Cellulosa AB B Shares	165,808	2,131
	SKF AB B Shares	110,338	1,655
*	Millicom International Cellular SA	21,488	1,612
	Skanska AB B Shares	113,585	1,594
	Assa Abloy AB	88,843	1,465
	Swedish Match AB	73,079	1,393
*	Electrolux AB Series B	70,740	1,327
	Atlas Copco AB B Shares	115,729	1,227
	Tele2 AB B Shares	90,569	1,219
	Alfa Laval AB	101,881	1,110
	Scania AB B Shares	94,458	1,106
	Volvo AB A Shares	130,068	924
^	Getinge AB B Shares	59,428	889
	Securitas AB B Shares	92,296	870
^,*	Swedbank AB A Shares	99,370	766

	Husqvarna AB B Shares	120,664	761
	SSAB Svenskt Stal AB Series A	52,689	690
*	Lundin Petroleum AB	64,974	576
	Holmen AB	15,578	429
	SSAB Svenskt Stal AB Series B	24,854	297
			68,174
Switzerland (7.6%)
	Nestle SA (Registered)	1,049,398	43,124
	Roche Holdings AG	202,630	31,944
	Novartis AG (Registered)	609,969	27,869
	Credit Suisse Group (Registered)	324,584	15,338
	UBS AG	927,870	13,584
	ABB Ltd.	638,675	11,674
	Zurich Financial Services AG	42,417	8,330
	Syngenta AG	28,133	6,474
	Holcim Ltd. (Registered)	72,261	4,387
	Swiss Re (Registered)	101,734	3,886
*	Compagnie Financiere Richemont SA	153,768	3,779
	Julius Baer Holding, Ltd.	62,059	2,963
	Swisscom AG	7,058	2,319
	Synthes, Inc.	17,417	1,958
	Adecco SA (Registered)	36,200	1,744
	Geberit AG	12,080	1,685
	Swatch Group AG (Bearer)	9,126	1,670
	Actelion Ltd.	29,655	1,636
	SGS Societe Generale de Surveillance Holding SA (Registered)	1,378	1,628
	Givaudan SA	2,264	1,515
	Lonza AG (Registered)	13,465	1,334
	Kuehne & Nagel International AG	15,946	1,328
	Sonova Holding AG	13,666	1,203
	Baloise Holdings AG	14,794	1,179
	Schindler Holding AG (Bearer Participation Certificates)	14,613	943
*	Logitech International SA	54,012	910
	Swiss Life Holding	8,854	886
	Nobel Biocare Holding AG	36,884	878
	Lindt & Spruengli AG Regular	33	787
	Pargesa Holding SA	7,953	585
	Straumann Holding AG	2,326	509
	Lindt & Spruengli AG	246	488
	Swatch Group AG (Registered)	12,821	476
*	Aryzta AG (Switzerland Shares)	13,483	471
	Schindler Holding AG (Registered)	6,418	415
*	Aryzta AG (Ireland Shares)	10,490	365
	BKW FMB Energie AG	3,898	301
*	UBS AG (New York Shares)	8,975	132
			200,697
United Kingdom (21.1%)
	HSBC Holdings PLC	4,962,121	50,211

	BP PLC	5,216,653	43,260
	Vodafone Group PLC	14,211,614	29,219
	GlaxoSmithKline PLC	1,496,350	28,669
	Royal Dutch Shell PLC Class B	777,512	20,161
	AstraZeneca Group PLC	417,523	19,447
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	738,494	19,342
	British American Tobacco PLC	575,756	17,871
	BHP Billiton PLC	636,534	16,672
	Rio Tinto PLC	395,247	16,461
	Barclays PLC	3,198,341	16,257
	BG Group PLC	968,384	16,170
	Tesco PLC	2,282,790	13,983
	Standard Chartered PLC	550,429	13,068
	Anglo American PLC	382,149	12,324
	Diageo PLC	725,558	11,311
	Unilever PLC	372,561	9,820
	Imperial Tobacco Group PLC	294,989	8,418
	Reckitt Benckiser Group PLC	175,094	8,412
	Xstrata PLC	553,404	7,475
	Royal Dutch Shell PLC Class A	284,128	7,463
	Lloyds Banking Group PLC	4,730,896	6,723
	National Grid Transco PLC	704,961	6,576
	SABMiller PLC	262,630	6,072
	Centrica PLC	1,482,710	5,458
	Prudential PLC	724,811	5,428
	BAE Systems PLC	1,024,072	5,252
	Scottish & Southern Energy PLC	267,175	4,945
	BT Group PLC	2,280,451	4,814
	Aviva PLC	784,083	4,577
	Cadbury PLC	401,597	3,950
	Tullow Oil PLC	235,959	3,893
	Rolls-Royce Group PLC	544,899	3,774
*	Royal Bank of Scotland Group PLC	4,981,483	3,702
	British Sky Broadcasting Group PLC	335,033	3,056
	Compass Group PLC	544,274	2,934
	Morrison Supermarkets PLC	618,888	2,780
	Pearson PLC	238,159	2,748
	Marks & Spencer Group PLC	463,775	2,683
	WPP PLC	334,425	2,579
	Experian Group Ltd.	301,512	2,489
	Old Mutual PLC	1,550,392	2,487
	Kingfisher PLC	697,975	2,484
	Shire Ltd.	164,655	2,446
	Man Group PLC	501,941	2,320
	Reed Elsevier PLC	324,583	2,286
	Standard Life PLC	639,617	2,110
	Royal & Sun Alliance Insurance Group PLC	977,119	2,068
	Smith & Nephew PLC	259,451	2,056

	Capita Group PLC	182,705	2,038
	Land Securities Group PLC	221,958	1,976
	International Power PLC	449,044	1,915
	Vodafone Group PLC ADR	92,384	1,901
*	Wolseley PLC	84,006	1,880
	Legal & General Group PLC	1,720,071	1,850
	British Land Co., PLC	252,592	1,835
	Cable and Wireless PLC	751,457	1,810
	J. Sainsbury PLC	336,842	1,787
	Next PLC	58,453	1,667
	Thomson Reuters PLC	51,045	1,634
*	Cairn Energy PLC	40,467	1,618
	BP PLC ADR	31,340	1,568
	United Utilities Group PLC	200,007	1,506
	Johnson Matthey PLC	63,570	1,501
	Antofagasta PLC	116,662	1,476
	Associated British Foods PLC	105,480	1,400
	Carnival PLC	48,110	1,395
	Randgold Resources Ltd.	22,704	1,391
	Smiths Group PLC	115,219	1,386
	Home Retail Group	259,003	1,358
	Group 4 Securicor PLC	374,279	1,335
	3i Group PLC	284,459	1,298
	The Sage Group PLC	388,043	1,267
	Autonomy Corp.PLC	63,340	1,244
	Vedanta Resources PLC	41,842	1,234
	Hammerson PLC	205,964	1,186
	ICAP PLC	153,573	1,163
	Amec PLC	98,260	1,157
	Severn Trent PLC	69,831	1,130
	Eurasian Natural Resources Corp.	76,055	1,097
	Lonmin PLC	45,741	1,055
	Invensys PLC	238,568	1,029
	Cobham PLC	336,035	1,006
	Burberry Group PLC	128,787	990
^	Liberty International PLC	134,189	976
	Serco Group PLC	143,882	970
	Kazakhmys PLC	63,253	906
^	Segro PLC	195,908	903
	Admiral Group PLC	54,829	877
	InterContinental Hotels Group PLC	76,519	867
	Bunzl PLC	96,997	840
	Friends Provident Group PLC	686,742	803
	FirstGroup PLC	142,738	791
	Tomkins PLC	263,063	779
	Investec PLC	112,936	763
	Rexam PLC	190,512	750
	Whitbread PLC	51,687	748

	Balfour Beatty PLC	141,634	724
	Drax Group PLC	106,008	709
	TUI Travel PLC	164,435	624
	Schroders PLC	35,532	579
	Fresnillo PLC	52,948	553
	London Stock Exchange PLC	43,608	519
	Ladbrokes PLC	174,253	511
	Thomas Cook Group PLC	127,184	461
	British Airways PLC	166,497	396
	Carphone Warehouse PLC	121,785	365
*	The Berkeley Group Holdings PLC	26,224	362
	WPP PLC ADR	7,036	271
*	Rexam PLC Rights Exp. 8/18/09	69,277	100
			556,934
Total Common Stocks (Cost $2,379,799)			2,635,469

		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
[1,2]	Vanguard Market Liquidity Fund (Cost $33,497)	0.335%	33,497,038	33,497

Total Investments (101.3%) (Cost $2,413,296)				2,668,966
Other Assets and Liabilities-Net (-1.3%)[2]				(34,770)
Net Assets (100%)				2,634,196

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $29,095,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $30,440,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $2,413,296,000. Net unrealized appreciation of investment securities for tax purposes was $255,670,000, consisting of unrealized gains of $268,138,000 on securities that had risen in value since their purchase and $12,468,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Developed Markets Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	7,379	2,628,090	—
Temporary Cash Investments	33,497	—	—
Total	40,876	2,628,090	—

Vanguard Institutional Developed Markets Index Fund

Schedule of Investments

As of July 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.7%)
Australia (7.4%)
	BHP Billiton Ltd.	1,742,689	54,989
	Westpac Banking Corp., Ltd.	1,510,849	27,208
	Commonwealth Bank of Australia	763,939	27,067
	National Australia Bank Ltd.	995,311	20,201
	Australia & New Zealand Bank Group Ltd.	1,211,575	18,715
	Woolworths Ltd.	637,801	14,483
	Rio Tinto Ltd.	225,787	11,384
	Wesfarmers Ltd.	524,524	11,299
	Westfield Group	1,044,621	9,847
	Woodside Petroleum Ltd.	253,546	9,718
	QBE Insurance Group Ltd.	515,033	8,384
	CSL Ltd.	312,867	7,942
	Telstra Corp. Ltd.	2,292,343	6,760
	Newcrest Mining Ltd.	250,944	6,330
^	Macquarie Group, Ltd.	159,083	5,846
	Origin Energy Ltd.	456,430	5,528
	Santos Ltd.	429,130	5,223
	AMP Ltd.	1,046,250	4,897
	Foster's Group Ltd.	988,689	4,442
	Suncorp-Metway Ltd.	668,942	3,967
	Brambles Ltd.	711,236	3,558
	Orica Ltd.	184,711	3,463
	Insurance Australia Group Ltd.	1,044,524	3,195
	Stockland	1,171,130	3,057
	AGL Energy Ltd.	228,452	2,840
	Australian Stock Exchange Ltd.	87,660	2,752
	BlueScope Steel Ltd.	928,204	2,615
*	Fortescue Metals Group Ltd.	632,170	2,226
	Coca-Cola Amatil Ltd.	282,600	2,197
	Transurban Group	591,136	2,137
	GPT Group	4,583,404	2,023
^	Leighton Holdings Ltd.	77,765	1,955
	Toll Holdings Ltd.	336,663	1,908
	Incitec Pivot Ltd.	826,463	1,908
	Computershare Ltd.	229,412	1,882
	AXA Asia Pacific Holdings Ltd.	528,175	1,872
	Alumina Ltd.	1,296,645	1,856
	Sonic Healthcare Ltd.	186,719	1,821
	WorleyParsons Ltd.	84,101	1,813
	Tabcorp Holdings Ltd.	299,773	1,809
	OneSteel Ltd.	718,111	1,792

	Amcor Ltd.	431,703	1,779
	Sims Metal Management Ltd.	75,472	1,765
	Wesfarmers, Ltd. Price Protected Shares	79,198	1,706
	OZ Minerals Ltd.	1,647,384	1,550
	Crown Ltd.	246,524	1,537
	Macquarie Infrastructure Group	1,251,637	1,513
	Lion Nathan Ltd.	153,013	1,495
	Lend Lease Corp.	226,917	1,468
	Metcash Ltd.	401,956	1,432
^	John Fairfax Holdings Ltd.	1,161,177	1,426
	Dexus Property Group NPV	2,338,727	1,421
	Cochlear Ltd.	29,320	1,360
	Mirvac Group	1,269,658	1,339
	Boral Ltd.	316,369	1,318
	CFS Gandel Retail Trust	914,650	1,303
	Tatt's Group, Ltd.	633,955	1,296
	Paladin Resources Ltd.	301,024	1,149
	Qantas Airways Ltd.	593,142	1,145
*	Arrow Energy, Ltd.	308,641	1,109
	Bendigo Bank Ltd.	161,859	1,107
	CSR Ltd.	708,551	1,102
	James Hardie Industries NV	215,242	932
^	Billabong International Ltd.	109,437	842
	Asciano Group	607,717	813
	Goodman Fielder Ltd.	697,944	808
	Energy Resources of Australia Ltd.	36,982	782
^	Aristocrat Leisure Ltd.	215,532	774
	Nufarm Ltd.	84,869	767
	Caltex Australia Ltd.	65,806	717
	Harvey Norman Holdings Ltd.	259,887	711
	Macquarie Airports Group	332,216	689
	Perpetual Trustees Australia Ltd.	18,542	518
	SP Ausnet	638,722	416
			350,998
Austria (0.3%)
	Erste Bank der Oesterreichischen Sparkassen AG	91,859	3,202
	OMV AG	77,802	3,087
	Telekom Austria AG	166,783	2,546
	Oesterreichische Elektrizitaetswirtschafts AG Class A	40,593	1,978
	Voestalpine AG	60,171	1,669
	Raiffeisen International Bank-Holding AG	28,315	1,264
	Vienna Insurance Group	20,192	933
			14,679
Belgium (0.9%)
	Anheuser-Busch InBev NV	374,437	14,855
*	Fortis	1,160,786	4,464
	Delhaize Group	52,257	3,740
	Groupe Bruxelles Lambert SA	41,907	3,317

	Solvay SA	30,999	3,038
	Belgacom SA	76,806	2,752
^,*	Dexia	265,432	2,078
*	KBC Bank & Verzekerings Holding	83,308	1,774
	Colruyt NV	7,867	1,761
	UCB SA	53,017	1,752
	Umicore	59,683	1,558
	Mobistar SA	15,750	1,003
	Compagnie Nationale a Portefeuille	17,578	908
			43,000
Denmark (0.9%)
	Novo Nordisk A/S B Shares	232,378	13,597
*	Vestas Wind Systems A/S	105,281	7,410
*	Danske Bank A/S	232,552	4,825
	Carlsberg A/S B Shares	55,617	3,860
	AP Moller-Maersk A/S B Shares	571	3,556
	Novozymes A/S	24,165	2,172
	AP Moller-Maersk A/S A Shares	287	1,738
^	DSV A/S	94,944	1,308
*	Topdanmark A/S	7,412	1,012
	Coloplast A/S B Shares	12,244	896
	Trygvesta A/S	12,426	837
*	William Demant A/S	12,390	734
	H. Lundbeck A/S	30,836	599
			42,544
Finland (1.2%)
	Nokia Oyj	1,974,406	26,549
	Fortum Oyj	227,147	5,265
	Sampo Oyj A Shares	218,899	4,560
	UPM-Kymmene Oyj	271,487	2,844
	Kone Oyj	77,530	2,640
	Stora Enso Oyj R Shares	304,486	1,935
^	Wartsila Oyj B Shares	43,573	1,560
	Metso Oyj	67,003	1,414
	Elisa Oyj Class A	69,727	1,280
	Outokumpu Oyj A Shares	60,639	1,190
	Nokian Renkaat Oyj	55,437	1,174
	Rautaruuki Oyj	43,969	952
^	Neste Oil Oyj	66,511	941
	Kesko Oyj	34,495	910
	Orion Oyj	47,130	826
	Pohjola Bank PLC	72,020	747
^	Sanoma Oyj	42,574	732
			55,519
France (10.4%)
	Total SA	1,108,433	61,474
	Sanofi-Aventis	546,483	35,755
	BNP Paribas SA	434,643	31,560

	GDF Suez	626,493	23,936
	France Telecom SA	950,274	23,703
	Axa	813,202	17,165
	ArcelorMittal (Amsterdam Shares)	445,577	16,058
	Vivendi SA	607,398	15,570
	Carrefour SA	329,293	15,440
	Societe Generale Class A	240,602	15,425
	Groupe Danone	284,631	15,238
	Air Liquide SA	128,122	13,384
	LVMH Louis Vuitton Moet Hennessy	126,484	11,412
	Vinci SA	218,087	11,100
	Schneider Electric SA	120,532	10,942
	L'Oreal SA	123,583	10,717
	Pernod Ricard SA	101,094	7,843
	Cie. de St. Gobain SA	189,962	7,683
	Lafarge SA	102,780	7,425
	Unibail Co.	42,453	7,416
	Alstom	103,369	7,098
	Veolia Environnement	197,136	6,777
	Credit Agricole SA	457,830	6,521
	Electricite de France	123,458	6,114
	Essilor International SA	104,136	5,772
	Compagnie Generale des Etablissements Michelin SA	75,503	5,450
	Bouygues SA	115,989	4,928
	PPR	39,406	4,389
^	Hermes International	27,602	4,148
*	Renault SA	96,738	4,111
^	European Aeronautic Defence and Space Co.	211,353	4,033
	Vallourec SA	27,957	3,679
	Cap Gemini SA	75,668	3,497
*	Alcatel-Lucent	1,209,715	3,351
	Technip SA	54,413	3,294
^	Accor SA	74,279	3,172
	SES Global Fiduciary Depositary Receipts	146,671	2,900
	Christian Dior SA	33,283	2,887
	STMicroelectronics NV	357,518	2,733
	Suez Environnement SA	141,061	2,687
	Sodexho Alliance SA	49,402	2,603
*	PSA Peugeot Citroen	79,659	2,413
	Lagardere S.C.A.	61,900	2,310
	Publicis Groupe SA	61,722	2,189
	SCOR SA	86,931	2,088
	Thales SA	46,885	1,983
	Casino Guichard-Perrachon SA	28,764	1,976
	CNP Assurances	19,437	1,773
	Dassault Systemes SA	34,273	1,715
*	Compagnie Generale de Geophysique SA	75,143	1,524
	Safran SA	97,896	1,513

	Eutelsat Communications	51,834	1,446
	Eiffage SA	21,522	1,434
	Neopost SA	16,352	1,393
	Klepierre	47,547	1,359
	Legrand SA	54,900	1,343
	Aeroports de Paris (ADP)	15,504	1,251
	Bureau Veritas SA	25,521	1,209
*	Natixis	457,318	1,187
*	Atos Origin SA	23,866	1,088
^	Fonciere Des Regions	12,162	1,065
	Imerys SA	17,873	952
	Societe Television Francaise 1	60,716	937
	ICADE	10,405	911
^	Iliad SA	8,493	907
*	Air France	71,004	893
^	Societe des Autoroutes Paris-Rhin-Rhone	11,880	855
	Societe BIC SA	13,917	835
	Gecina SA	9,831	809
^	Eramet SLN	2,706	760
^,*	JCDecaux SA	34,995	721
^	PagesJaunes SA	64,527	695
	Biomerieux SA	7,091	689
	M6 Metropole Television	33,672	673
	Eurazeo	14,439	655
	Ipsen Promesses	13,169	606
			493,547
Germany (7.9%)
	E.On AG	987,093	37,296
	Siemens AG	427,320	34,054
	Bayer AG	396,896	24,324
	BASF AG	479,347	23,975
	Allianz AG	235,252	23,227
	SAP AG	445,413	20,978
	Daimler AG (Registered)	416,571	19,304
	Deutsche Telekom AG	1,471,517	18,879
	Deutsche Bank AG	290,183	18,754
	RWE AG	217,354	18,337
	Volkswagen AG	45,973	16,496
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	107,292	16,238
	Deutsche Boerse AG	100,632	7,963
	Bayerische Motoren Werke AG	170,317	7,859
	Linde AG	77,999	7,352
	Deutsche Post AG	434,580	6,867
	ThyssenKrupp AG	174,115	5,350
	Fresenius Medical Care AG	99,388	4,565
	K&S AG	77,354	4,331
	Volkswagen AG Pfd.	54,711	4,286
	Adidas AG	100,467	4,242

	Man AG	54,905	3,790
	Metro AG	59,325	3,436
	Henkel AG & Co. KGaA	90,666	3,332
	Merck KGaA	33,533	3,119
	Porsche AG	45,590	2,969
*	Commerzbank AG	370,923	2,906
	DaimlerChrysler AG	51,918	2,412
	Fresenius AG Pfd.	42,217	2,390
	Beiersdorf AG	46,186	2,325
	Henkel KGaA	68,090	2,143
	Salzgitter AG	20,481	2,069
^,*	Qiagen NV	103,745	1,977
	Deutsche Lufthansa AG	118,857	1,604
	RWE AG Pfd.	20,381	1,445
	GEA Group AG	81,591	1,334
	Hochtief AG	21,760	1,306
*	Hannover Rueckversicherung AG	31,573	1,287
*	Deutsche Postbank AG	45,887	1,265
	Celesio AG	44,012	1,172
	Wacker Chemie AG	8,171	1,088
^	Solarworld AG	43,865	1,063
	Fraport AG	19,389	888
	United Internet AG	66,375	845
	Bayerische Motoren Werke (BMW)	26,454	775
	Suedzucker AG	34,735	731
	Fresenius AS	14,761	725
	Puma AG	2,512	638
	Hamburger Hafen und Logistik AG	12,885	590
*	TUI AG	72,871	469
			374,770
Greece (0.6%)
*	National Bank of Greece SA	277,768	8,092
	Greek Organization of Football Prognostics	115,626	2,771
*	Alpha Credit Bank SA	184,728	2,432
	Coca-Cola Hellenic Bottling Co. SA	95,412	2,172
*	EFG Eurobank Ergasias	164,629	2,153
	Bank of Cyprus Public Co. Ltd.	291,053	1,915
*	Bank of Piraeus	158,183	1,879
	Hellenic Telecommunications Organization SA	94,532	1,481
	Marfin Financial Group SA	331,680	1,388
*	Public Power Corp.	60,578	1,319
*	National Bank of Greece SA ADR	187,181	1,110
	Titan Cement Co. SA	30,015	869
	Hellenic Telecommunications Organization SA ADR	70,727	555
	Hellenic Petroleum SA	47,884	495
			28,631
Hong Kong (2.5%)
	Sun Hung Kai Properties Ltd.	730,996	11,098

	Hong Kong Exchanges & Clearing Ltd.	533,269	10,013
	Cheung Kong Holdings Ltd.	719,083	9,268
	Hutchison Whampoa Ltd.	1,102,734	8,243
	CLP Holdings Ltd.	1,070,334	7,274
	Hang Seng Bank Ltd.	394,915	6,404
	Hong Kong & China Gas Co., Ltd.	2,063,584	4,611
	Swire Pacific Ltd. A Shares	397,182	4,456
	Esprit Holdings Ltd.	578,318	4,165
	Boc Hong Kong Holdings Ltd.	1,909,954	4,050
	Hong Kong Electric Holdings Ltd.	715,751	3,947
	Hang Lung Properties Ltd.	1,070,085	3,909
	Henderson Land Development Co. Ltd.	554,067	3,651
	Wharf Holdings Ltd.	710,803	3,335
	Li & Fung Ltd.	1,124,460	3,313
	New World Development Co., Ltd.	1,292,921	3,078
	MTR Corp.	730,433	2,646
	Link REIT	1,118,439	2,537
	Bank of East Asia Ltd.	759,925	2,522
	Hang Lung Development Co., Ltd.	412,850	2,134
	Kerry Properties Ltd.	368,496	1,897
	Sino Land Co.	878,845	1,788
	Wheelock and Co. Ltd.	481,925	1,366
	Shangri-La Asia Ltd.	696,171	1,109
	Hopewell Holdings Ltd.	311,298	1,014
	Cathay Pacific Airways Ltd.	642,988	999
	Yue Yuen Industrial (Holdings) Ltd.	365,481	993
	Hysan Development Co., Ltd.	342,350	935
	Wing Hang Bank Ltd.	97,359	933
	Cheung Kong Infrastructure Holdings Ltd.	245,143	893
	NWS Holdings Ltd.	450,502	867
*	Foxconn International Holdings Ltd.	1,170,324	816
	Orient Overseas International Ltd.	123,298	689
	ASM Pacific Technology Ltd.	96,533	654
	Chinese Estates Holdings	349,187	612
	Television Broadcasts Ltd.	139,077	607
	PCCW Ltd.	1,808,391	494
	Hong Kong Aircraft & Engineering Co., Ltd.	32,023	437
	Lifestyle International Holdings, Ltd.	283,513	429
	Mongolia Energy Corp. Ltd.	864,167	331
			118,517
Ireland (0.3%)
	CRH PLC	352,969	8,495
*	Elan Corp. PLC	237,823	1,898
	Kerry Group PLC A Shares	73,366	1,737
*	Ryanair Holdings PLC ADR	29,406	832
	Ryanair Holdings PLC	45,002	200
	Elan Corp. PLC (London Shares)	13,110	104
			13,266

Italy (3.5%)
	Eni SpA	1,349,465	31,532
	UniCredit SpA	7,484,115	21,839
	Enel SpA	3,419,028	18,580
*	Intesa Sanpaolo SpA	3,980,361	14,801
	Assicurazioni Generali SpA	546,656	12,459
	Telecom Italia SpA	5,166,508	8,088
*	Fiat SpA	397,610	4,414
	Unione Di Banche Italiane ScpA	299,207	4,179
	Tenaris S.A.	246,478	3,737
	Saipem SpA	137,499	3,726
	Telecom Italia SpA RNC	3,125,856	3,530
	Snam Rete Gas SpA	777,421	3,406
	Mediobanca Banca di Credito Finanziaria SpA	228,900	3,211
	Finmeccanica SpA	209,738	3,181
	Atlantia SpA	135,028	2,983
*	Banco Popolare SpA	335,389	2,709
	Terna SpA	680,458	2,398
	Mediaset SpA	370,697	2,242
	Parmalat SpA	886,881	2,217
	Banca Monte dei Paschi di Siena SpA	1,150,336	2,159
	Alleanza Assicurazioni SpA	221,893	1,669
*	Luxottica Group SpA	60,706	1,530
	Intesa Sanpaolo SpA Non Convertible Risp.	489,184	1,377
	Banca Popolare di Milano SpA	207,490	1,255
	A2A SpA	573,678	1,045
^	Banca Carige SpA	337,896	962
	Prysmian SpA	52,263	899
	Mediolanum SpA	110,288	630
	Exor SpA	36,972	621
*	Pirelli & C. Accomandita per Azioni SpA	1,377,245	575
	Fondiari-Sai SpA	32,504	544
*	Autogrill SpA	53,991	524
	Lottomatica SpA	24,089	510
*	Unipol Gruppo Finanziario SpA	386,419	484
^	Italcementi SpA	36,131	473
	ACEA SpA	38,926	443
	Saras SpA Raffinerie Sarde	148,992	416
			165,348
Japan (23.0%)
	Toyota Motor Corp.	1,432,290	60,118
	Mitsubishi UFJ Financial Group	4,832,789	29,515
	Honda Motor Co., Ltd.	857,618	27,426
	Canon, Inc.	553,841	20,529
	Sumitomo Mitsui Financial Group, Inc.	471,402	20,066
	Tokyo Electric Power Co.	632,323	16,188
	Matsushita Electric Industrial Co., Ltd.	1,020,397	16,129
	Takeda Pharmaceutical Co. Ltd.	389,871	15,706

Mizuho Financial Group, Inc.	6,541,715	15,039
Sony Corp.	522,738	14,570
Mitsubishi Corp.	706,485	14,029
Nintendo Co.	51,363	13,800
NTT DoCoMo, Inc.	8,172	11,802
Nomura Holdings Inc.	1,300,992	11,399
Shin-Etsu Chemical Co., Ltd.	212,359	11,389
Mitsui & Co., Ltd.	903,652	11,260
Nippon Telegraph and Telephone Corp.	270,831	11,180
Millea Holdings, Inc.	377,758	10,889
Nippon Steel Corp.	2,639,221	10,506
JFE Holdings, Inc.	254,736	10,191
East Japan Railway Co.	177,273	10,130
Mitsubishi Estate Co., Ltd.	608,352	10,097
Nissan Motor Co., Ltd.	1,288,102	9,346
Seven and I Holdings Co., Ltd.	398,293	9,331
Toshiba Corp.	2,035,047	8,982
Astellas Pharma Inc.	234,778	8,918
Kansai Electric Power Co., Inc.	394,830	8,820
Softbank Corp.	392,426	8,312
Chubu Electric Power Co.	343,016	8,261
Fuji Photo Film Co., Ltd.	253,362	8,146
Fanuc Co., Ltd.	99,243	8,109
KDDI Corp.	1,511	7,993
Komatsu Ltd.	491,787	7,986
Mitsui Fudosan Co., Ltd.	433,935	7,946
Denso Corp.	252,981	7,423
Mitsubishi Electric Corp.	1,006,383	7,333
Kyocera Corp.	84,438	6,775
Japan Tobacco, Inc.	2,331	6,736
Kirin Brewery Co., Ltd.	434,650	6,476
Kao Corp.	282,306	6,404
Fujitsu Ltd.	973,884	6,369
Daiichi Sankyo Co., Ltd.	349,931	6,312
Mitsubishi Heavy Industries Ltd.	1,575,910	6,281
Hitachi Ltd.	1,753,404	5,876
Itochu Corp.	787,088	5,857
Sharp Corp.	522,373	5,776
Sumitomo Corp.	585,437	5,760
Mitsui Sumitomo Insurance Group Holdings, Inc.	219,095	5,597
Bridgestone Corp.	318,823	5,515
Murata Manufacturing Co., Ltd.	111,980	5,454
Hoya Corp.	216,502	5,204
Kubota Corp.	562,607	5,032
Central Japan Railway Co.	820	4,932
Daiwa Securities Group Inc.	836,285	4,909
Sumitomo Electric Industries Ltd.	394,931	4,899
Secom Co., Ltd.	109,820	4,689

	Eisai Co., Ltd.	131,784	4,676
	Suzuki Motor Corp.	185,187	4,657
	Tohoku Electric Power Co.	223,354	4,647
	Tokyo Electron Ltd.	88,259	4,598
	Ricoh Co.	351,278	4,573
	Asahi Glass Co., Ltd.	519,764	4,494
	Terumo Corp.	88,664	4,493
	Daikin Industries Ltd.	123,184	4,446
	Tokyo Gas Co., Ltd.	1,207,831	4,427
	Sumitomo Metal Industries Ltd.	1,759,511	4,357
	Dai-Nippon Printing Co., Ltd.	294,162	4,294
	Kyushu Electric Power Co., Inc.	198,394	4,271
	Keyence Corp.	21,362	4,208
	Sumitomo Trust & Banking Co., Ltd.	747,606	4,075
	Sumitomo Metal Mining Co.	270,232	4,064
	Sumitomo Realty & Development Co.	196,032	4,020
	Nidec Corp.	55,915	4,018
	Sumitomo Chemical Co.	807,452	3,983
	Kintetsu Corp.	855,030	3,974
^	Resona Holdings Inc.	269,308	3,958
	Marubeni Corp.	847,304	3,890
	Rohm Co., Ltd.	51,929	3,846
	Mitsui OSK Lines Ltd.	588,157	3,568
*	NEC Corp.	1,014,265	3,541
	T & D Holdings, Inc.	121,089	3,534
	Bank of Yokohama Ltd.	650,741	3,513
	Orix Corp.	54,476	3,427
	Toray Industries, Inc.	682,818	3,409
	Osaka Gas Co., Ltd.	1,022,304	3,403
^,*	Mitsubishi Motors Corp.	1,843,374	3,394
	Nippon Oil Corp.	637,941	3,375
	Asahi Kasei Corp.	646,368	3,331
	Nikon Corp.	165,141	3,299
	Aeon Co., Ltd.	337,875	3,276
	Ajinomoto Co., Inc.	341,744	3,264
	Inpex Holdings, Inc.	424	3,226
	Olympus Corp.	111,128	3,182
	Fast Retailing Co., Ltd.	24,490	3,170
	Shionogi & Co., Ltd.	153,475	3,153
	Asahi Breweries Ltd.	197,947	3,143
	TDK Corp.	59,700	3,123
	SMC Corp.	27,676	3,113
	Chugoku Electric Power Co., Ltd.	146,944	3,076
	Shizuoka Bank Ltd.	309,030	3,032
	Sompo Japan Insurance Inc.	455,002	3,005
	Yamato Holdings Co., Ltd.	198,936	2,944
	Toppan Printing Co., Ltd.	286,644	2,918
	NGK Insulators Ltd.	129,553	2,917

	Shiseido Co., Ltd.	178,617	2,913
	Tokyu Corp.	582,993	2,844
	Shikoku Electric Power	93,256	2,793
	Odakyu Electric Railway Co.	322,007	2,773
	Yamada Denki Co., Ltd.	44,376	2,770
	West Japan Railway Co.	869	2,770
	Mitsubishi Chemical Holdings Corp.	616,141	2,758
	Nitto Denko Corp.	84,411	2,701
	Hankyu Corp.	585,392	2,690
	Daiwa House Industry Co., Ltd.	260,607	2,679
	Konica Minolta Holdings, Inc.	244,372	2,650
	Tobu Railway Co., Ltd.	416,610	2,527
	Aisin Seiki Co., Ltd.	97,956	2,510
	Chiba Bank Ltd.	389,113	2,509
	Yahoo Japan Corp.	7,578	2,481
	Toyoda Automatic Loom Works Ltd.	91,663	2,471
	Kobe Steel Ltd.	1,273,855	2,448
	Sekisui House Ltd.	259,634	2,437
	Nippon Yusen Kabushiki Kaisha Co.	566,420	2,411
	Office Building Fund of Japan Inc.	263	2,357
	Rakuten, Inc.	3,680	2,356
	Japan Steel Works Ltd.	170,787	2,224
	Hokuriku Electric Power Co.	95,730	2,188
	Ibiden Co., Ltd.	65,572	2,169
	NTT Data Corp.	645	2,169
	Nippon Mining Holdings Inc.	451,000	2,139
	Chugai Pharmaceutical Co., Ltd.	114,482	2,088
	Nippon Electric Glass Co., Ltd.	178,082	2,051
	Matsushita Electric Works, Ltd.	193,312	2,043
	Electric Power Development Co., Ltd.	68,113	2,019
	Daito Trust Construction Co., Ltd.	41,133	2,017
	Nippon Express Co., Ltd.	434,697	1,990
	Nipponkoa Insurance Co., Ltd.	334,292	1,988
	Kuraray Co., Ltd.	175,955	1,987
	JS Group Corp.	128,034	1,981
^,*	Sanyo Electric Co., Ltd.	861,445	1,919
	Ono Pharmaceutical Co., Ltd.	43,275	1,917
	Kurita Water Industries Ltd.	57,969	1,910
	Japan Real Estate Investment Corp.	227	1,893
	Isetan Mitsukoshi Holdings Ltd.	178,590	1,888
	OJI Paper Co., Ltd.	435,405	1,886
	Kawasaki Heavy Industries Ltd.	725,883	1,859
	Trend Micro Inc.	53,817	1,851
	Keihin Electric Express Railway Co., Ltd.	220,998	1,839
	JGC Corp.	106,308	1,835
	Hokkaido Electric Power Co., Ltd.	93,759	1,821
^	Dentsu Inc.	85,425	1,796
	Advantest Corp.	82,617	1,791

	Oriental Land Co., Ltd.	26,766	1,790
	Keio Electric Railway Co., Ltd.	296,350	1,774
	Mitsui Trust Holding Inc.	502,689	1,744
^,*	GS Yuasa Corp.	190,841	1,737
^	SBI Holdings, Inc.	8,634	1,736
	Fukuoka Financial Group, Inc.	396,715	1,736
	Hirose Electric Co., Ltd.	15,497	1,728
	Uni-Charm Corp.	21,367	1,728
	Joyo Bank Ltd.	337,580	1,715
	Omron Corp.	105,070	1,695
	Toyota Tsusho Corp.	109,394	1,672
	Toyo Seikan Kaisha Ltd.	78,068	1,668
	JSR Corp.	92,998	1,665
	Benesse Holdings, Inc.	38,414	1,660
	Sankyo Co., Ltd.	27,791	1,652
	Furukawa Electric Co.	333,035	1,601
	Kyowa Hakko Kogyo Co.	134,213	1,537
	Teijin Ltd.	482,577	1,524
	Stanley Electric Co.	73,702	1,519
	Ube Industries Ltd.	525,726	1,514
	Mitsubishi Materials Corp.	557,200	1,505
	Yamaguchi Financial Group, Inc.	110,101	1,501
	Ohbayashi Corp.	334,606	1,485
	Hokuhoku Financial Group, Inc.	648,198	1,477
	Bank of Kyoto Ltd.	161,084	1,455
	Sumitomo Heavy Industries Ltd.	302,593	1,452
	Makita Corp.	58,396	1,439
*	MEIJI Holdings Co., Ltd.	35,628	1,438
	Shimano, Inc.	35,083	1,428
	J. Front Retailing Co., Ltd.	254,489	1,409
	Nippon Sanso Corp.	147,079	1,406
	Sony Financial Holdings, Inc.	456	1,405
	TonenGeneral Sekiyu K.K.	146,647	1,399
	Tanabe Seiyaku Co., Ltd.	117,447	1,395
	Nitori Co., Ltd.	19,426	1,394
	Yamaha Motor Co., Ltd.	112,102	1,387
	Lawson Inc.	33,428	1,385
	NSK Ltd.	247,789	1,337
	Sojitz Holdings Corp.	642,527	1,335
	Nomura Research Institute, Ltd.	53,847	1,331
	The Iyo Bank, Ltd.	127,405	1,330
	Sekisui Chemical Co.	224,187	1,320
	Fuji Heavy Industries Ltd.	329,097	1,320
	Takashimaya Co.	156,833	1,288
	Taisho Pharmaceutical Co.	66,888	1,284
	Sega Sammy Holdings Inc.	97,107	1,277
	Shimizu Corp.	309,217	1,265
	Mitsubishi Gas Chemical Co.	205,422	1,262

	Mazda Motor Corp.	484,844	1,259
	Kajima Corp.	441,858	1,236
	The Chugoku Bank, Ltd.	91,872	1,235
	The Hachijuni Bank Ltd.	210,718	1,231
	Aioi Insurance Co., Ltd.	257,955	1,222
	Hisamitsu Pharmaceutical Co. Inc.	35,540	1,222
	Nippon Paper Group, Inc.	47,241	1,216
	Santen Pharmaceutical Co., Ltd.	39,108	1,213
	Gunma Bank Ltd.	208,775	1,210
	Nisshin Seifun Group Inc.	99,364	1,206
	All Nippon Airways Co., Ltd.	432,083	1,204
	Toyo Suisan Kaisha, Ltd.	47,962	1,195
	Namco Bandai Holdings Inc.	105,837	1,186
	The Suruga Bank, Ltd.	112,201	1,186
	Kawasaki Kisen Kaisha Ltd.	315,598	1,183
	Nissin Food Products Co., Ltd.	37,045	1,181
	Nippon Meat Packers, Inc.	96,196	1,177
	Showa Denko K.K.	633,462	1,175
*	IHI Corp.	696,514	1,172
	JTEKT Corp.	103,599	1,171
	Mitsui Chemicals, Inc.	319,434	1,170
	Daihatsu Motor Co., Ltd.	103,834	1,162
	Hitachi Chemical Co., Ltd.	56,816	1,159
	Taisei Corp.	506,933	1,146
	Yakult Honsha Co., Ltd.	52,294	1,146
	Kamigumi Co., Ltd.	137,669	1,145
	Susuken Co., Ltd.	38,022	1,144
	Seiko Epson Corp.	74,750	1,143
	Ushio Inc.	60,742	1,143
	Amada Co., Ltd.	180,225	1,141
	Isuzu Motors Ltd.	639,628	1,131
	Yamaha Corp.	85,213	1,127
	Showa Shell Sekiyu K.K.	100,659	1,122
	Mitsumi Electric Co., Ltd.	45,191	1,107
	The Hiroshima Bank, Ltd.	264,863	1,099
	Kaneka Corp.	158,457	1,098
	Toho Co., Ltd.	61,543	1,094
	Jupiter Telecommunications Co., Ltd.	1,296	1,088
	77 Bank Ltd.	184,118	1,086
	Toyoda Gosei Co., Ltd.	35,266	1,085
	Sumco Corp.	57,808	1,077
	Konami Corp.	50,699	1,075
	Brother Industries Ltd.	119,196	1,070
	Kikkoman Corp.	91,761	1,069
	Credit Saison Co., Ltd.	82,127	1,066
	Shimamura Co., Ltd.	11,780	1,063
	THK Co., Inc.	64,771	1,059
	Shinko Securities Co., Ltd.	288,124	1,048

	Tsumura & Co.	32,314	1,043
	Shimadzu Corp.	134,465	1,038
^	Hitachi Construction Machinery Co.	58,324	1,028
	Casio Computer Co.	126,084	1,027
*	Mizuho Trust & Banking Co., Ltd.	797,240	1,024
	Nippon Sheet Glass Co., Ltd.	343,874	1,023
	Mitsui Engineering & Shipbuilding Co., Ltd.	406,192	1,023
	FamilyMart Co., Ltd.	31,281	1,017
	Mediceo Paltac Holdings Co., Ltd.	79,671	995
	Idemitsu Kosan Co. Ltd.	11,845	987
	Nomura Real Estate Office Fund, Inc.	149	976
	Toho Gas Co., Ltd.	241,328	971
	Yokogawa Electric Corp.	124,614	970
	Tokyu Land Corp.	241,597	969
	NGK Spark Plug Co.	88,105	968
	Tokuyama Corp.	126,746	953
	Cosmo Oil Co., Ltd.	319,056	953
	Mitsubishi UFJ Lease & Finance Company Ltd.	31,234	951
^	Toto Ltd.	138,912	950
	AEON Mall Co., Ltd.	44,675	941
	The Nishi-Nippon City Bank, Ltd.	368,805	934
	Keisei Electric Railway Co., Ltd.	150,051	933
	Nissan Chemical Industries, Ltd.	69,566	932
	Yaskawa Electric Corp.	130,521	923
	Rinnai Corp.	20,734	903
	Nomura Real Estate Holdings Inc.	50,688	889
	NTN Corp.	219,182	881
	Marui Co., Ltd.	122,533	879
	Japan Retail Fund Investment Corp.	174	871
*	Mitsui Mining & Smelting Co., Ltd.	315,807	867
	Daicel Chemical Industries Ltd.	136,294	864
	Denki Kagaku Kogyo K.K.	264,170	857
	Sapporo Holdings Ltd.	141,398	851
	Citizen Watch Co., Ltd.	157,139	850
^	Oracle Corp. Japan	21,029	844
	Asics Corp.	88,245	830
	Alfresa Holdings Corp.	16,370	826
	Kansai Paint Co., Ltd.	107,229	825
^,*	Japan Airlines System Co.	483,976	822
	Dai Nippon Pharmaceutical Co., Ltd.	88,727	821
	Tosoh Corp.	281,121	820
	Nisshinbo Industries, Inc.	64,267	819
	Sumitomo Rubber Industries Ltd.	94,329	817
	Uny Co., Ltd.	97,803	794
	Seven Bank, Ltd.	303	789
	Mabuchi Motor Co.	15,754	788
	Hitachi Metals Ltd.	80,550	785
	Mitsubishi Logistics Corp.	63,075	780

	Square Enix Co., Ltd.	34,566	766
	Tokyo Tatemono Co., Ltd.	156,918	764
	Yamazaki Baking Co., Ltd.	60,482	757
	Shinsei Bank, Ltd.	510,072	754
	Hitachi High-Technologies Corp.	38,159	746
	Nisshin Steel Co.	383,021	729
	Minebea Co., Ltd.	176,742	714
	Hakuhodo DY Holdings Inc.	13,030	714
	Taiheiyo Cement Corp.	471,239	710
	USS Co., Ltd.	11,112	693
	Japan Petroleum Exploration Co., Ltd.	14,075	691
	Mitsubishi Rayon Co., Ltd.	247,743	675
	NOK Corp.	54,572	666
^,*	Elpida Memory Inc.	58,444	663
	Yamato Kogyo Co., Ltd.	20,970	652
	Toyota Boshoku Corp.	32,023	623
	Japan Prime Realty Investment Corp.	273	586
*	McDonald's Holdings Company (Japan), Ltd.	32,269	585
	Obic Co., Ltd.	3,395	578
	Dowa Mining Co., Ltd.	125,480	571
	Daido Steel Co., Ltd.	137,025	565
	Matsui Securities Co., Ltd.	58,046	554
	NHK Spring Co.	76,840	553
	Tokyo Steel Manufacturing Co.	48,943	540
	Kinden Corp.	64,160	538
	JAFCO Co., Ltd.	15,236	531
	Leopalace21 Corp.	62,059	529
	Canon Sales Co. Inc.	33,102	526
	Coca-Cola West Japan Co., Ltd.	26,686	523
	NTT Urban Development Corp.	553	522
	Shinko Electric Industries Co., Ltd.	32,960	517
*	Aozora Bank, Ltd.	360,543	496
*	Sapporo Hokuyo Holdings, Inc.	145,618	491
^	Ito En, Ltd.	31,152	488
	Fuji Electric Holdings Co., Ltd.	267,994	469
	Aeon Credit Service Co. Ltd.	38,115	432
	Itochu Techno-Science Corp.	14,176	425
	Hino Motors, Ltd.	126,237	419
	Onward Kashiyama Co., Ltd.	58,860	418
^	Acom Co., Ltd.	19,381	412
	Dai-Nippon Ink & Chemicals, Inc.	286,542	402
	Otsuka Corp.	7,658	398
	DeNA Co., Ltd.	130	396
	Dowa Fire & Marine Insurance Co.	83,843	392
^	Promise Co., Ltd.	36,026	378
	Fuji Television Network, Inc.	226	361
^	Maruichi Steel Tube Ltd.	17,961	345
	ABC-Mart Inc.	11,942	341

^	Osaka Titanium Technologies Co.	8,824	304
	Tokyo Broadcasting System Holdings, Inc.	18,112	284
	Hikari Tsushin, Inc.	12,491	270
			1,088,432
Netherlands (2.4%)
	Unilever NV	845,875	23,053
	Koninklijke KPN NV	885,206	13,314
	ING Groep NV	1,013,439	12,969
	Koninklijke (Royal) Philips Electronics NV	502,476	11,439
	Koninklijke Ahold NV	613,568	6,970
	Akzo Nobel NV	120,747	6,626
	ASML Holding NV	219,092	5,721
	Aegon NV	738,893	5,405
	Heineken NV	127,410	5,068
	TNT NV	192,588	4,577
	Reed Elsevier NV	343,254	3,590
	Koninklijke DSM NV	80,833	2,890
	Wolters Kluwer NV	142,389	2,796
	Heineken Holding NV	57,350	1,964
*	Randstad Holding NV	53,281	1,847
	Corio NV	27,818	1,540
	Fugro NV	34,121	1,532
	SBM Offshore NV	79,004	1,512
	Koninklijke Boskalis Westminster NV	29,166	728
	ASML Holding NV (New York Shares)	5,442	142
	Aegon NV (New York Shares) ARS	549	4
			113,687
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	954,487	1,766
	Fletcher Building Ltd.	304,880	1,446
	Contact Energy Ltd.	168,530	702
	Sky City Entertainment Group Ltd.	274,229	596
	Auckland International Airport Ltd.	416,300	468
			4,978
Norway (0.7%)
	StatoilHydro ASA	580,828	12,419
*	Telenor ASA	436,505	4,031
*	DnB NOR ASA	384,652	3,354
	Orkla ASA	400,066	3,184
	Yara International ASA	96,540	2,999
	Seadrill Ltd.	146,899	2,367
	Norsk Hydro ASA	359,865	2,115
^,*	Renewable Energy Corp. AS	173,164	1,376
			31,845
Portugal (0.3%)
	Electricidade de Portugal SA	950,979	3,768
	Portugal Telecom SGPS SA	295,767	3,024
	Banco Espirito Santo SA	274,699	1,715

	Banco Comercial Portugues SA	1,230,952	1,315
*	EDP Renovaveis SA	115,000	1,180
	Galp Energia, SGPS, SA B shares	80,813	1,056
^	Cimpor-Cimento de Portugal SA	123,567	939
	Jeronimo Martins, SGPS, SA	111,647	784
	Brisa-Auto Estradas de Portugal SA	94,001	778
			14,559
Singapore (1.4%)
	Singapore Telecommunications Ltd.	4,155,756	10,100
	DBS Group Holdings Ltd.	885,401	8,541
	United Overseas Bank Ltd.	638,467	7,837
	Oversea-Chinese Banking Corp., Ltd.	1,292,392	7,017
	Keppel Corp., Ltd.	657,329	3,828
	Capitaland Ltd.	1,311,559	3,479
	Singapore Exchange Ltd.	443,227	2,680
	Singapore Airlines Ltd.	275,586	2,582
	Singapore Press Holdings Ltd.	826,315	2,060
	City Developments Ltd.	259,765	1,827
	Wilmar International Ltd.	430,855	1,789
	Fraser & Neave Ltd.	506,895	1,460
	Singapore Technologies Engineering Ltd.	714,732	1,305
	CapitaMall Trust	1,178,048	1,291
	Sembcorp Industries Ltd.	522,174	1,162
	Olam International Ltd.	642,158	1,132
*	Genting Singapore PLC	1,926,895	1,131
	Jardine Cycle N Carriage Ltd.	68,399	1,120
	ComfortDelGro Corp. Ltd.	1,020,862	1,098
	Noble Group Ltd.	721,930	1,048
	SembCorp Marine Ltd.	453,303	982
	Golden Agri-Resources Ltd.	3,314,270	978
	Ascendas REIT	613,017	723
	United Overseas Land Ltd.	248,982	604
	Neptune Orient Lines Ltd.	439,512	507
	StarHub Ltd.	290,895	453
	Cosco Corp. Singapore Ltd.	489,430	446
*	Golden Agri-Resources, Ltd. Warrants Exp. 7/23/12	188,439	16
			67,196
Spain (4.6%)
	Banco Santander SA	4,234,905	61,326
	Telefonica SA	2,157,253	53,672
	Banco Bilbao Vizcaya Argentaria SA	1,842,205	30,160
	Iberdrola SA	1,909,136	16,368
	Repsol YPF SA	377,974	8,771
	Industria de Diseno Textil SA	113,566	6,111
	ACS, Actividades de Contruccion y Servisios, SA	74,583	3,976
^	Banco Popular Espanol SA	381,515	3,435
^	Banco de Sabadell SA	466,643	3,110
	Abertis Infraestructuras SA	145,653	3,018

	Red Electrica de Espana SA	54,400	2,554
	Gas Natural SDG SA	117,149	2,191
	Criteria Caixacorp SA	438,758	2,114
	Gamesa Corporacion Tecnologica SA	95,636	2,069
	Iberdrola Renovables	443,220	2,047
	Enagas SA	93,071	1,840
^	Bankinter SA	148,768	1,690
	Acciona SA	13,336	1,609
	Zardoya Otis SA	69,516	1,580
	Acerinox SA	73,698	1,462
	Mapfre SA	374,646	1,395
	Grifols SA	66,706	1,216
	Indra Sistemas, SA	51,375	1,181
^	Banco de Valencia SA	111,251	1,086
	Telefonica SA ADR	13,855	1,034
^	Grupo Ferrovial SA	29,465	1,012
	Cintra Concesiones de Infraestructuras de Transport SA	104,527	857
	Fomento de Construc y Contra SA	19,945	800
^	Sacyr Vallehermoso SA	47,779	765
	Gestevision Telecinco SA	51,522	588
*	Iberia Lineas Aereas de Espana SA	245,552	548
			219,585
Sweden (2.6%)
	Nordea Bank AB	1,674,203	16,195
	Hennes & Mauritz AB B Shares	265,364	15,815
	Telefonaktiebolaget LM Ericsson AB Class B	1,532,733	15,090
	TeliaSonera AB	1,154,714	7,408
	Svenska Handelsbanken AB A Shares	255,274	6,233
	Sandvik AB	524,620	5,000
*	Skandinaviska Enskilda Banken AB A Shares	790,444	4,396
	Investor AB B Shares	236,853	4,208
	Volvo AB B Shares	565,552	4,134
	Atlas Copco AB A Shares	342,089	4,077
	Svenska Cellulosa AB B Shares	293,224	3,769
	SKF AB B Shares	202,556	3,039
*	Millicom International Cellular SA	39,546	2,967
	Skanska AB B Shares	207,444	2,911
	Assa Abloy AB	157,682	2,601
	Swedish Match AB	129,159	2,462
	Electrolux AB Series B	125,101	2,347
	Atlas Copco AB B Shares	204,662	2,170
	Tele2 AB B Shares	160,166	2,155
^	Alfa Laval AB	180,173	1,963
	Scania AB B Shares	167,045	1,956
	Volvo AB A Shares	230,021	1,633
^	Getinge AB B Shares	105,096	1,572
	Securitas AB B Shares	163,221	1,539
^,*	Swedbank AB A Shares	175,732	1,354

	Husqvarna AB B Shares	213,389	1,346
	SSAB Svenskt Stal AB Series A	93,179	1,220
^,*	Lundin Petroleum AB	114,903	1,018
	Holmen AB	27,549	758
	SSAB Svenskt Stal AB Series B	43,953	526
			121,862
Switzerland (7.6%)
	Nestle SA (Registered)	1,889,339	77,641
	Roche Holdings AG	364,815	57,512
	Novartis AG (Registered)	1,098,189	50,176
	Credit Suisse Group (Registered)	582,569	27,530
	UBS AG	1,659,165	24,289
	ABB Ltd.	1,142,490	20,883
	Zurich Financial Services AG	75,876	14,900
	Syngenta AG	50,121	11,534
	Holcim Ltd. (Registered)	127,594	7,746
	Swiss Re (Registered)	177,525	6,780
*	Compagnie Financiere Richemont SA	267,783	6,580
	Julius Baer Holding, Ltd.	109,749	5,240
	Swisscom AG	12,482	4,101
	Synthes, Inc.	30,801	3,462
	Adecco SA (Registered)	64,019	3,085
	Geberit AG	21,363	2,980
	Swatch Group AG (Bearer)	16,138	2,954
	SGS Societe Generale de Surveillance Holding SA (Registered)	2,437	2,878
*	Actelion Ltd.	50,658	2,794
	Givaudan SA	4,003	2,679
	Lonza AG (Registered)	23,801	2,359
	Kuehne & Nagel International AG	28,200	2,348
	Sonova Holding AG	24,168	2,127
	Baloise Holdings AG	26,164	2,085
	Schindler Holding AG (Bearer Participation Certificates)	25,843	1,668
	Logitech International SA	95,517	1,609
	Swiss Life Holding	15,658	1,567
	Nobel Biocare Holding AG	65,227	1,552
	Lindt & Spruengli AG Regular	58	1,384
	Pargesa Holding SA	14,065	1,035
^	Straumann Holding AG	4,112	899
	Lindt & Spruengli AG	435	864
	Swatch Group AG (Registered)	22,673	843
*	Aryzta AG (Switzerland Shares)	23,844	833
	Schindler Holding AG (Registered)	11,351	733
*	Aryzta AG (Ireland Shares)	18,551	645
	BKW FMB Energie AG	6,894	533
*	UBS AG (New York Shares)	15,873	234
			359,062
United Kingdom (21.1%)
	HSBC Holdings PLC	8,933,823	90,400

	BP PLC	9,509,899	78,863
	Vodafone Group PLC	25,616,157	52,667
	GlaxoSmithKline PLC	2,694,033	51,617
	Royal Dutch Shell PLC Class B	1,399,833	36,299
	AstraZeneca Group PLC	751,708	35,013
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	1,274,354	33,378
	British American Tobacco PLC	1,036,593	32,175
	BHP Billiton PLC	1,146,791	30,036
	Rio Tinto PLC	712,046	29,655
	BG Group PLC	1,743,481	29,113
	Barclays PLC	5,725,240	29,101
	Tesco PLC	4,084,278	25,018
	Standard Chartered PLC	984,630	23,376
	Anglo American PLC	683,604	22,046
	Diageo PLC	1,297,910	20,233
	Unilever PLC	666,453	17,567
	Imperial Tobacco Group PLC	527,475	15,053
	Reckitt Benckiser Group PLC	313,093	15,042
	Royal Dutch Shell PLC Class A	566,778	14,887
	Xstrata PLC	986,469	13,325
	Lloyds Banking Group PLC	8,422,900	11,969
	National Grid Transco PLC	1,255,142	11,708
	SABMiller PLC	467,694	10,813
	Centrica PLC	2,633,996	9,696
	Prudential PLC	1,289,359	9,656
	BAE Systems PLC	1,823,932	9,355
	Scottish & Southern Energy PLC	475,259	8,797
	BT Group PLC	4,035,571	8,519
	Aviva PLC	1,369,254	7,993
	Cadbury PLC	710,273	6,987
	Tullow Oil PLC	411,737	6,793
	Rolls-Royce Group PLC	964,208	6,679
*	Royal Bank of Scotland Group PLC	8,679,820	6,450
	British Sky Broadcasting Group PLC	592,112	5,400
	Compass Group PLC	962,735	5,189
	Morrison Supermarkets PLC	1,094,265	4,915
	Pearson PLC	421,173	4,860
	Marks & Spencer Group PLC	820,169	4,745
	WPP PLC	591,396	4,561
	Experian Group Ltd.	533,212	4,401
	Old Mutual PLC	2,741,808	4,398
	Kingfisher PLC	1,234,679	4,394
	Shire Ltd.	291,186	4,326
	Man Group PLC	887,663	4,102
	Reed Elsevier PLC	574,108	4,043
	Standard Life PLC	1,131,139	3,732
	Royal & Sun Alliance Insurance Group PLC	1,727,997	3,657
	Smith & Nephew PLC	458,829	3,635

	Capita Group PLC	323,107	3,604
	Land Securities Group PLC	392,523	3,494
	International Power PLC	795,266	3,391
	Vodafone Group PLC ADR	163,378	3,362
	Legal & General Group PLC	3,041,879	3,272
*	Wolseley PLC	144,189	3,227
	J. Sainsbury PLC	595,962	3,162
	British Land Co., PLC	432,723	3,143
	Cable and Wireless PLC	1,288,319	3,103
	Next PLC	103,276	2,945
*	Cairn Energy PLC	71,565	2,862
	Thomson Reuters PLC	87,182	2,791
	United Utilities Group PLC	353,704	2,663
	Johnson Matthey PLC	112,421	2,654
	Antofagasta PLC	206,311	2,610
	Associated British Foods PLC	186,537	2,475
	Carnival PLC	85,175	2,470
	Randgold Resources Ltd.	40,283	2,469
	Smiths Group PLC	203,760	2,451
	Home Retail Group	458,038	2,402
	Group 4 Securicor PLC	661,899	2,362
	3i Group PLC	503,056	2,296
	The Sage Group PLC	686,240	2,241
	Autonomy Corp.PLC	112,356	2,206
	Vedanta Resources PLC	73,995	2,182
	Hammerson PLC	364,239	2,097
	ICAP PLC	271,588	2,057
	Amec PLC	173,770	2,046
	Severn Trent PLC	123,494	1,998
	Eurasian Natural Resources Corp.	134,500	1,940
	Lonmin PLC	80,892	1,866
	BP PLC ADR	36,788	1,841
	Invensys PLC	421,898	1,819
	Cobham PLC	594,265	1,779
	Burberry Group PLC	227,754	1,750
^	Liberty International PLC	237,308	1,726
	Serco Group PLC	254,450	1,716
^,*	Segro PLC	350,979	1,618
	Kazakhmys PLC	111,861	1,601
	Admiral Group PLC	96,962	1,551
	InterContinental Hotels Group PLC	135,321	1,534
	Bunzl PLC	171,536	1,485
	Friends Provident Group PLC	1,214,477	1,419
	FirstGroup PLC	252,426	1,398
	Tomkins PLC	465,216	1,378
	Investec PLC	199,723	1,350
	Rexam PLC	336,912	1,326
	Whitbread PLC	91,407	1,323

	Balfour Beatty PLC	250,475	1,280
	Drax Group PLC	188,302	1,260
	TUI Travel PLC	290,798	1,103
	Schroders PLC	62,838	1,023
	Fresnillo PLC	93,635	977
	London Stock Exchange PLC	77,119	918
	Ladbrokes PLC	308,159	903
^	Thomas Cook Group PLC	224,921	816
	British Airways PLC	294,444	701
	Carphone Warehouse PLC	215,372	646
*	The Berkeley Group Holdings PLC	46,375	640
	WPP PLC ADR	12,444	479
	Rexam PLC Rights Exp. 8/18/09	122,513	176
			996,014
Total Common Stocks (Cost $4,260,091)			4,718,039

		Coupon
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
[1,2]	Vanguard Market Liquidity Fund (Cost $86,518)	0.335%	86,517,699	86,518

Total Investments (101.5%) (Cost $4,346,609)				4,804,557
Other Assets and Liabilities-Net (-1.5%)[2]				(73,226)
Net Assets (100%)				4,731,331

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $71,177,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $74,082,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Institutional Developed Markets Index Fund

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At July 31, 2009, the cost of investment securities for tax purposes was $4,346,609,000. Net unrealized appreciation of investment securities for tax purposes was $457,948,000, consisting of unrealized gains of $479,780,000 on securities that had risen in value since their purchase and $21,832,000 in unrealized losses on securities that had fallen in value since their purchase.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of July 31, 2009, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	12,005	4,706,034	—
Temporary Cash Investments	86,518	—	—
Total	98,523	4,706,034	—

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 18, 2009

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: September 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, Incorporated by Reference.